As filed with the Securities and Exchange Commission
on September 19, 2012
Registration No. 333-183175

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 1	[X]

Fidelity Advisor Series I
(Exact Name of Registrant as Specified in Charter)

Registrant's Telephone Number (617) 563-7000

82 Devonshire St., Boston, MA 02109
(Address Of Principal Executive Offices)

Scott C. Goebel, Secretary
82 Devonshire Street
Boston, MA 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(X)	immediately upon filing pursuant to paragraph (b).
( )	on ( ) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FIDELITY ADVISOR® GROWTH STRATEGIES FUND
A SERIES OF
FIDELITY SECURITIES FUND

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-877-208-0098

FIDELITY® MID CAP GROWTH FUND
A SERIES OF
FIDELITY DEVONSHIRE TRUST

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-544-8544

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

To the Shareholders of Fidelity Advisor® Growth Strategies Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Advisor Growth Strategies Meeting) of Fidelity Advisor Growth Strategies Fund (Advisor Growth Strategies) will be held at an office of Fidelity Securities Fund, 245 Summer Street, Boston, Massachusetts 02210 on November 13, 2012 at 9:00 a.m. Eastern Time (ET). The purpose of the Advisor Growth Strategies Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before such Meeting or any adjournments thereof.

(1) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Advisor Growth Strategies to Fidelity Advisor Stock Selector Mid Cap Fund in exchange solely for shares of beneficial interest of Fidelity Advisor Stock Selector Mid Cap Fund and the assumption by Fidelity Advisor Stock Selector Mid Cap Fund of Advisor Growth Strategies' liabilities, in complete liquidation of Advisor Growth Strategies.

To the Shareholders of Fidelity® Mid Cap Growth Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Mid Cap Growth Meeting) of Fidelity Mid Cap Growth Fund (Mid Cap Growth) will be held at an office of Fidelity Devonshire Trust, 245 Summer Street, Boston, Massachusetts 02210 on November 13, 2012 at 9:15 a.m. Eastern Time (ET). The purpose of the Mid Cap Growth Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before such Meeting or any adjournments thereof.

(2) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Mid Cap Growth to Fidelity Advisor Stock Selector Mid Cap Fund in exchange solely for shares of beneficial interest of Fidelity Advisor Stock Selector Mid Cap Fund and the assumption by Fidelity Advisor Stock Selector Mid Cap Fund of Mid Cap Growth's liabilities, in complete liquidation of Mid Cap Growth.

The Boards of Trustees have fixed the close of business on September 17, 2012 as the record date for the determination of the shareholders of each of Advisor Growth Strategies and Mid Cap Growth entitled to notice of, and to vote at, the Advisor Growth Strategies Meeting and the Mid Cap Growth Meeting, respectively, and any adjournments thereof.

By order of the Boards of Trustees,
SCOTT C. GOEBEL, Secretary

September 19, 2012

Your vote is important - please vote your shares promptly.

Shareholders are invited to attend a fund's meeting in person. Admission to a meeting will be on a first-come, first-served basis and will require picture identification. Shareholders arriving after the start of a meeting may be denied entry. Cameras, cell phones, recording equipment and other electronic devices will not be permitted. Fidelity reserves the right to inspect any persons or items prior to admission to a meeting.

Any shareholder who does not expect to attend a meeting is urged to vote using the touch-tone telephone or internet voting instructions below or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until the applicable meeting to vote your shares, you will need to request a paper ballot at such meeting in order to do so.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1. Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

		REGISTRATION	VALID SIGNATURE
A.	1)	ABC Corp.	John Smith, Treasurer
	2)	ABC Corp. c/o John Smith, Treasurer	John Smith, Treasurer
B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
	2)	ABC Trust	Ann B. Collins, Trustee
	3)	Ann B. Collins, Trustee u/t/d 12/28/78	Ann B. Collins, Trustee
C.	1)	Anthony B. Craft, Cust. f/b/o Anthony B. Craft, Jr. UGMA	Anthony B. Craft

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE
OR THROUGH THE INTERNET

1. Read the proxy statement, and have your proxy card handy.

2. Call the toll-free number or visit the web site indicated on your proxy card.

3. Enter the number found in the box on the front of your proxy card.

4. Follow the recorded or on-line instructions to cast your vote.

FIDELITY ADVISOR® GROWTH STRATEGIES FUND A SERIES OF FIDELITY SECURITIES FUND FIDELITY® MID CAP GROWTH FUND A SERIES OF FIDELITY DEVONSHIRE TRUST	FIDELITY ADVISOR® STOCK SELECTOR MID CAP FUND A SERIES OF FIDELITY ADVISOR SERIES I

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-877-208-0098 (FIDELITY ADVISOR GROWTH STRATEGIES FUND); 1-800-544-8544 (FIDELITY MID CAP GROWTH FUND)

PROXY STATEMENT AND PROSPECTUS
SEPTEMBER 19, 2012

This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Fidelity Advisor Growth Strategies Fund (Advisor Growth Strategies), a series of Fidelity Securities Fund (Securities Fund), and Fidelity® Mid Cap Growth Fund (Mid Cap Growth), a series of Fidelity Devonshire Trust (Devonshire Trust, and together with Securities Fund, the trusts), in connection with a solicitation of proxies made by, and on behalf of, the trusts' Boards of Trustees to be used at the Special Meeting of Shareholders of Advisor Growth Strategies (the Advisor Growth Strategies Meeting) and the Special Meeting of Shareholders of Mid Cap Growth (the Mid Cap Growth Meeting) and at any adjournments thereof (together, the Meetings), to be held on November 13, 2012 at 9:00 a.m. Eastern Time (ET) (Advisor Growth Strategies) and at 9:15 a.m. ET (Mid Cap Growth), at 245 Summer Street, Boston, Massachusetts 02210, an office of the trusts and Fidelity Management & Research Company (FMR), each fund's investment adviser.

As more fully described in the Proxy Statement, shareholders of Advisor Growth Strategies are being asked to consider and vote on an Agreement and Plan of Reorganization (Advisor Growth Strategies Agreement) relating to the proposed acquisition of Advisor Growth Strategies by Fidelity Advisor Stock Selector Mid Cap Fund (Advisor Stock Selector Mid Cap) (Proposal 1) and shareholders of Mid Cap Growth are being asked to consider and vote on an Agreement and Plan of Reorganization (Mid Cap Growth Agreement) (each an Agreement) relating to the proposed acquisition of Mid Cap Growth by Advisor Stock Selector Mid Cap (Proposal 2).

The transactions contemplated by each Agreement are each referred to as a Reorganization and, together, the Reorganizations. Approval of each Reorganization will be determined solely by approval of the shareholders of the individual fund affected. It will not be necessary for both Reorganizations to be approved for either one of them to occur.

If the Agreement relating to your fund is approved by fund shareholders and the related Reorganization occurs, you will become a shareholder of Advisor Stock Selector Mid Cap. Your fund will transfer all of its assets to Advisor Stock Selector Mid Cap in exchange solely for shares of beneficial interest of Advisor Stock Selector Mid Cap and the assumption by Advisor Stock Selector Mid Cap of your fund's liabilities in complete liquidation of your fund. The total value of your fund holdings will not change as a result of the Reorganizations. The Reorganizations are currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on January 11, 2013, or such other time and date as the parties to the respective Agreement may agree (the Closing Date).

Advisor Stock Selector Mid Cap, an equity fund, is a diversified fund of Fidelity Advisor Series I (Advisor Series I), an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Advisor Stock Selector Mid Cap seeks long-term growth of capital. Advisor Stock Selector Mid Cap seeks to achieve its investment objective by normally investing at least 80% of assets in stocks of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to the companies in the Russell Midcap® Index or the S&P MidCap 400® Index).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Proxy Statement and the accompanying proxy card are first being mailed on or about September 19, 2012. The Proxy Statement sets forth concisely the information about each Reorganization and Advisor Stock Selector Mid Cap that shareholders should know before voting on the proposed Reorganizations. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy Statement for legal purposes:

(i) the Statement of Additional Information dated September 19, 2012, relating to this Proxy Statement;

(ii) the Prospectus for Advisor Stock Selector Mid Cap dated January 28, 2012 and supplemented September 19, 2012, relating to Class A, Class T, Class B, and Class C shares, a copy of which accompanies this Proxy Statement;

(iii) the Prospectus for Advisor Stock Selector Mid Cap dated January 28, 2012 and supplemented August 22, 2012, relating to Institutional Class shares, a copy of which accompanies this Proxy Statement;

(iv) the Prospectus for Fidelity Advisor Stock Selector Mid Cap Fund dated June 4, 2012, relating to Fidelity Stock Selector Mid Cap Fund shares, a retail class of Advisor Stock Selector Mid Cap, a copy of which accompanies this Proxy Statement;

(v) the Statement of Additional Information for Advisor Stock Selector Mid Cap dated January 28, 2012 and supplemented June 5, 2012, relating to Class A, Class T, Class B, Class C, and Institutional Class shares;

(vi) the Statement of Additional Information for Fidelity Stock Selector Mid Cap Fund dated June 4, 2012, relating to Fidelity Stock Selector Mid Cap Fund shares, a retail class of Advisor Stock Selector Mid Cap;

(vii) the Prospectus for Advisor Growth Strategies dated January 28, 2012 and supplemented September 19, 2012, relating to Class A, Class T, Class B, and Class C shares;

(viii) the Prospectus for Advisor Growth Strategies dated January 28, 2012 and supplemented August 22, 2012, relating to Institutional Class shares;

(ix) the Statement of Additional Information for Advisor Growth Strategies dated January 28, 2012 and supplemented June 5, 2012, relating to Class A, Class T, Class B, Class C, and Institutional Class shares;

(x) the Prospectus for Mid Cap Growth dated March 31, 2012 and supplemented September 19, 2012, relating to Fidelity Mid Cap Growth Fund shares, a retail class of Mid Cap Growth;

(xi) the Prospectus for Mid Cap Growth dated March 31, 2012 and supplemented June 22, 2012, relating to Class A, Class T, Class B, and Class C shares;

(xii) the Prospectus for Mid Cap Growth dated March 31, 2012 and supplemented August 22, 2012, relating to Institutional Class shares;

(xiii) the Statement of Additional Information for Mid Cap Growth dated March 31, 2012 and supplemented June 5, 2012, relating to Fidelity Mid Cap Growth Fund shares, a retail class of Mid Cap Growth;

(xiv) the Statement of Additional Information for Mid Cap Growth dated March 31, 2012 and supplemented June 5, 2012, relating to Class A, Class T, Class B, Class C, and Institutional Class shares.

You can obtain copies of the funds' current Prospectuses, Statements of Additional Information, or annual or semiannual reports without charge by contacting the trusts or Advisor Series I at Fidelity Distributors Corporation (FDC), 100 Salem Street, Smithfield, Rhode Island 02917 or by calling 1-800-544-8544 for Mid Cap Growth and 1-877-208-0098 for Advisor Growth Strategies and Advisor Stock Selector Mid Cap.

The trusts and Advisor Series I are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC's Northeast Regional Office, 3 World Financial Center, Suite 400, New York, NY 10281-1022, and the SEC's Midwest Regional Office, 175 W. Jackson Blvd., Suite 900, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC's web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC's Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC's Public Reference Room by calling the SEC at 1-202-551-8090.

An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS

Synopsis	(Click Here)
Comparison of Principal Risk Factors	(Click Here)
The Proposed Transactions	(Click Here)
Additional Information about the Funds	(Click Here)
Voting Information	(Click Here)
Miscellaneous	(Click Here)
Exhibit 1. Form of Agreement and Plan of Reorganization of Fidelity Advisor Growth Strategies Fund	(Click Here)
Exhibit 2. Form of Agreement and Plan of Reorganization of Fidelity Mid Cap Growth Fund	(Click Here)

SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement, in each Agreement, and/or in the Prospectuses and Statements of Additional Information of Advisor Growth Strategies and Mid Cap Growth, as applicable, or the Prospectus and Statement of Additional Information of Advisor Stock Selector Mid Cap, each of which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectus of Advisor Stock Selector Mid Cap carefully for more complete information.

What proposal am I being asked to vote on?

Shareholders of Advisor Growth Strategies are being asked to vote on Proposal 1. As more fully described in the section entitled "The Proposed Transactions - Proposal 1" below, shareholders of Advisor Growth Strategies are being asked to approve the Agreement relating to the proposed acquisition of Advisor Growth Strategies by Advisor Stock Selector Mid Cap.

Shareholders of Mid Cap Growth are being asked to vote on Proposal 2. As more fully described in the section entitled "The Proposed Transactions - Proposal 2" below, shareholders of Mid Cap Growth are being asked to approve the Agreement relating to the proposed acquisition of Mid Cap Growth by Advisor Stock Selector Mid Cap.

Approval of each Reorganization will be determined solely by approval of the shareholders of the individual fund affected. It will not be necessary for both Reorganizations to be approved for either one of them to occur.

Shareholders of record as of the close of business on September 17, 2012 will be entitled to vote at their respective Meeting.

If the Agreement relating to your fund is approved by fund shareholders and the related Reorganization occurs, you will become a shareholder of Advisor Stock Selector Mid Cap instead. Your fund will transfer all of its assets to Advisor Stock Selector Mid Cap in exchange solely for shares of beneficial interest of Advisor Stock Selector Mid Cap and the assumption by Advisor Stock Selector Mid Cap of your fund's liabilities in complete liquidation of your fund. Each shareholder will receive shares of the corresponding class of Advisor Stock Selector Mid Cap. Each Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

For more information, shareholders of Advisor Growth Strategies please refer to the section entitled "The Proposed Transactions - Proposal 1 - Agreement and Plan of Reorganization." For more information, shareholders of Mid Cap Growth please refer to the section entitled "The Proposed Transactions - Proposal 2 - Agreement and Plan of Reorganization."

Has the Board of Trustees approved each proposal?

Yes. Each fund's Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees unanimously recommends that you vote in favor of your fund's Reorganization by approving your fund's Agreement.

What are the reasons for each proposal?

The Board of Trustees considered the following factors, among others, in determining to recommend that you vote in favor of your fund's Reorganization by approving your fund's Agreement:

-Each Reorganization will permit Advisor Growth Strategies shareholders or Mid Cap Growth shareholders, as applicable, to pursue similar investment goals in a larger combined fund that has the same portfolio management team and similar investment objectives and policies.

-Except with respect to retail class, Class B, and Institutional Class shareholders of Mid Cap Growth, shareholders are expected to benefit from a gross expense reduction of 0.03% to 0.54%, depending on the fund and class, assuming both proposals are approved (based on data for the twelve months ended May 31, 2012). Gross expenses for retail class and Class B shareholders of Mid Cap Growth are not expected to change, while gross expenses for Institutional Class shareholders of Mid Cap Growth are expected to increase by 0.05%, assuming both proposals are approved (based on data for the twelve months ended May 31, 2012).

-Each Reorganization will qualify as a tax-free exchange for federal income tax purposes.

For more information, shareholders of Advisor Growth Strategies please refer to the section entitled "The Proposed Transactions - Proposal 1 - Reasons for the Reorganization." For more information, shareholders of Mid Cap Growth please refer to the section entitled "The Proposed Transactions - Proposal 2 - Reasons for the Reorganization."

How will you determine the number of shares of Advisor Stock Selector Mid Cap that I will receive?

Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of your fund's Reorganization.

As provided in the Agreement relating to Proposal 1, Advisor Growth Strategies will distribute shares of Advisor Stock Selector Mid Cap to its shareholders so that each shareholder will receive the respective pro rata number of full and fractional shares of Advisor Stock Selector Mid Cap equal in value to the net asset value of shares of Advisor Growth Strategies held by such shareholder on the Closing Date.

As provided in the Agreement relating to Proposal 2, Mid Cap Growth will distribute shares of Advisor Stock Selector Mid Cap to its shareholders so that each shareholder will receive the respective pro rata number of full and fractional shares of Advisor Stock Selector Mid Cap equal in value to the net asset value of shares of Mid Cap Growth held by such shareholder on the Closing Date.

For more information, shareholders of Advisor Growth Strategies please refer to the section entitled "The Proposed Transactions - Proposal 1 - Agreement and Plan of Reorganization." For more information, shareholders of Mid Cap Growth please refer to the section entitled "The Proposed Transactions - Proposal 2 - Agreement and Plan of Reorganization."

What class of shares of Advisor Stock Selector Mid Cap will I receive?

Holders of Class A, Class T, Class B, Class C, and Institutional Class shares of Advisor Growth Strategies will receive, respectively, Class A, Class T, Class B, Class C, and Institutional Class shares of Advisor Stock Selector Mid Cap. Holders of Fidelity Mid Cap Growth Fund, a retail class of Mid Cap Growth, Class A, Class T, Class B, Class C, and Institutional Class shares of Mid Cap Growth will receive, respectively, Fidelity Stock Selector Mid Cap Fund, a retail class of Advisor Stock Selector Mid Cap, Class A, Class T, Class B, Class C, and Institutional Class shares of Advisor Stock Selector Mid Cap.

Is a Reorganization considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that its Reorganization will not result in any gain or loss for federal income tax purposes to either fund involved in that Reorganization or to the shareholders of either fund, except that Advisor Growth Strategies and/or Mid Cap Growth may recognize gain or loss with respect to assets (if any) that are subject to "mark-to-market" tax accounting.

For more information, shareholders of Advisor Growth Strategies should please refer to the section entitled "The Proposed Transactions - Proposal 1 - Federal Income Tax Considerations." For more information, shareholders of Mid Cap Growth should please refer to the section entitled "The Proposed Transactions - Proposal 2 - Federal Income Tax Considerations."

How do the funds' investment objectives, strategies, policies, and limitations compare?

Although Advisor Growth Strategies and Advisor Stock Selector Mid Cap have similar investment objectives and strategies, there are some differences of which you should be aware. The following compares the investment objectives and principal investment strategies of Advisor Growth Strategies and Advisor Stock Selector Mid Cap:

Advisor Growth Strategies	Advisor Stock Selector Mid Cap

Investment Objective (subject to change only by shareholder approval)	Investment Objective (subject to change only by shareholder approval)

Advisor Growth Strategies seeks capital appreciation.	Advisor Stock Selector Mid Cap seeks long-term growth of capital.

Principal Investment Strategies	Principal Investment Strategies

Fidelity Management & Research Company (FMR) normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in stocks of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the S&P MidCap 400® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR normally invests the fund's assets in companies it believes offer the potential for accelerated earnings or revenue growth.	No corresponding strategy.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

No corresponding strategy.
Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.	No corresponding strategy.
FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.	Same strategy.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

No corresponding strategy.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

No corresponding strategy.

FMR expects the fund's sector allocations will approximate the sector weightings of the S&P MidCap 400 Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.	Same strategy.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease each fund's exposure to changing security prices or other factors that affect security values.

Same strategy.

Mid Cap Growth and Advisor Stock Selector Mid Cap have the same investment objective. Each fund seeks long-term growth of capital. Each fund's investment objective is fundamental, that is, subject to change only by shareholder approval.

Although Mid Cap Growth and Advisor Stock Selector Mid Cap have similar investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of Mid Cap Growth and Advisor Stock Selector Mid Cap:

Mid Cap Growth	Advisor Stock Selector Mid Cap
FMR normally invests the fund's assets primarily in common stocks.	No corresponding strategy.

FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the S&P MidCap 400® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

Same strategy.
FMR invests the fund's assets in companies it believes to have above-average growth potential. Growth may be measured by factors such as earnings or revenue.	No corresponding strategy.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

No corresponding strategy.
FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.	Same strategy.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

No corresponding strategy.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

No corresponding strategy.

FMR expects the fund's sector allocations will approximate the sector weightings of the S&P MidCap 400 Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.	Same strategy.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease each fund's exposure to changing security prices or other factors that affect security values.

Same strategy.

For a comparison of the principal risks associated with the funds' principal investment strategies, please refer to the section entitled "Comparison of Principal Risk Factors."

Although Advisor Growth Strategies and Advisor Stock Selector Mid Cap have similar investment policies and limitations, there are some differences of which you should be aware. The following summarizes the investment policy and limitation differences between Advisor Growth Strategies and Advisor Stock Selector Mid Cap:

Advisor Growth Strategies	Advisor Stock Selector Mid Cap

Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry

Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

No corresponding policy or limitation.

Concentration. For purposes of Advisor Stock Selector Mid Cap's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

No corresponding policy or limitation.

Pooled Funds: The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

No corresponding policy or limitation.

Pooled Funds. The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

Although Mid Cap Growth and Advisor Stock Selector Mid Cap have similar investment policies and limitations, there are some differences of which you should be aware. The following summarizes the investment policy and limitation differences between Mid Cap Growth and Advisor Stock Selector Mid Cap:

Mid Cap Growth	Advisor Stock Selector Mid Cap

Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

No corresponding policy or limitation.

Pooled Funds: The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

No corresponding policy or limitation.

Pooled Funds. The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

Except as noted above, the funds have the same investment policies and limitations, including fundamental investment policies and limitations.

For more information about each fund's investment objectives, strategies, policies, and limitations, please refer to the "Investment Details" section of each fund's Prospectus, and to the "Investment Policies and Limitations" section of each fund's Statement of Additional Information, each of which is incorporated herein by reference.

Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of Advisor Stock Selector Mid Cap.

How do the funds' management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of Advisor Growth Strategies, Mid Cap Growth, and Advisor Stock Selector Mid Cap:

Management of the Funds

The principal business address of FMR, each fund's manager, and FMR Co., Inc. (FMRC), sub-adviser to the funds, is 82 Devonshire Street, Boston, Massachusetts 02109.

As the manager, FMR has overall responsibility for directing each fund's investments and handling their business affairs. As of December 31, 2011, FMR had approximately $1.0 billion in discretionary assets under management.

FMRC serves as sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for each fund. As of December 31, 2011, FMRC had approximately $606.9 billion in discretionary assets under management.

Fidelity Management & Research (U.K.) Inc. (FMR U.K.), located at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), located at Floor 19, 41 Connaught Road Central, Hong Kong; and Fidelity Management & Research (Japan) Inc. (FMR Japan), located at Kamiyacho Prime Place at 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan also serve as sub-advisers to each of the funds.

FMR and each of the sub-advisers are expected to continue serving in its capacity as manager or sub-adviser of the combined fund after each Reorganization.

Monty Kori is co-manager of Advisor Growth Strategies, Mid Cap Growth, and Advisor Stock Selector Mid Cap, which he has managed since April 2012, April 2012, and March 2011, respectively. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

Rayna Lesser is co-manager of Advisor Growth Strategies, Mid Cap Growth, and Advisor Stock Selector Mid Cap, which she has managed since April 2012, April 2012, and February 2012, respectively. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Lesser has worked as an analyst, portfolio assistant and portfolio manager.

Shadman Riaz is co-manager of Advisor Growth Strategies, Mid Cap Growth, and Advisor Stock Selector Mid Cap, which he has managed since April 2012, April 2012, and March 2011, respectively. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Gordon Scott is co-manager of Advisor Growth Strategies, Mid Cap Growth, and Advisor Stock Selector Mid Cap, which he has managed since April 2012, April 2012, and March 2011, respectively. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

Douglas Simmons is co-manager of Advisor Growth Strategies, Mid Cap Growth, and Advisor Stock Selector Mid Cap, which he has managed since April 2012, April 2012, and March 2011, respectively. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Simmons has worked as a portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Pierre Sorel is co-manager of Advisor Growth Strategies, Mid Cap Growth, and Advisor Stock Selector Mid Cap, which he has managed since April 2012, April 2012, and March 2011, respectively. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Patrick Venanzi is co-manager of Advisor Growth Strategies, Mid Cap Growth, and Advisor Stock Selector Mid Cap, which he has managed since April 2012, April 2012, and March 2011, respectively. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Venanzi has worked as a research analyst and portfolio manager.

Samuel Wald is co-manager of Advisor Growth Strategies, Mid Cap Growth, and Advisor Stock Selector Mid Cap, which he has managed since April 2012, April 2012, and March 2011, respectively. He also manages other funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst and portfolio manager.

Messrs. Kori, Riaz, Scott, Simmons, Sorel, Venanzi, and Wald, and Ms. Lesser, who are currently co-managers of Advisor Growth Strategies, Mid Cap Growth, and Advisor Stock Selector Mid Cap, are expected to continue to be responsible for portfolio management of the combined fund after each Reorganization.

For information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Kori, Riaz, Scott, Simmons, Sorel, Venanzi, and Wald and Ms. Lesser, please refer to the "Management Contracts" section of each fund's Statement of Additional Information, which are incorporated herein by reference.

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Each of Advisor Growth Strategies, Mid Cap Growth, and Advisor Stock Selector Mid Cap pay FMR a management fee that is calculated and paid to FMR each month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well Mid Cap Growth and Advisor Growth Strategies have performed relative to the Russell MidCap® Growth Index and how well Advisor Stock Selector has performed relative to the S&P MidCap 400® Index.

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% of the fund's average net assets, and it drops as total assets under management increase.

For May 2012 the group fee rate was 0.26%. The individual fund fee rate for Advisor Growth Strategies is 0.35% of its average net assets. The individual fund fee rate for Mid Cap Growth and Advisor Stock Selector Mid Cap is 0.30% of its average net assets.

For each fund, the performance adjustment rate is calculated monthly by comparing the fund's performance over the performance period to that of the Russell Midcap® Growth Index for Mid Cap Growth and Advisor Growth Strategies and the S&P MidCap 400® Index for Advisor Stock Selector Mid Cap. For the purposes of calculating the performance adjustment, Advisor Growth Strategies and Advisor Stock Selector Mid Cap's investment performance is based on the performance of Institutional Class shares of the fund, whereas Mid Cap Growth's investment performance is based on the retail class shares of the fund. The performance period for each fund is the most recent 36 month period.

The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period. The performance adjustment is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

If either or both of the Reorganizations are approved, the combined fund will retain Advisor Stock Selector Mid Cap's management fee structure, including the use of Institutional Class shares of the fund for the purposes of calculating the performance adjustment. To the extent that Institutional Class shares of Advisor Growth Strategies or the retail class shares of Mid Cap Growth had higher expenses than Institutional Class shares of Advisor Stock Selector Mid Cap in the performance period prior to the Reorganizations, this could result in the combined fund bearing a larger positive performance adjustment and a smaller negative performance adjustment than would be the case if the performance of Institutional Class shares of Advisor Growth Strategies or the retail class shares of Mid Cap Growth were used for purposes of calculating the performance adjustment.

For more information about fund management, please refer to the "Fund Management" section of each fund's Prospectus, and to the "Control of Investment Advisers" and "Management Contracts" sections of each fund's Statement of Additional Information, each of which are incorporated herein by reference.

Expense Reimbursement Arrangements

FMR has voluntarily agreed to reimburse Advisor Growth Strategies to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of its average net assets exceed the following rates: Class A, 1.25%; Class T, 1.50%; Class B, 2.00%; Class C, 2.00%; and Institutional Class, 1.00%. These arrangements may be discontinued by FMR at any time.

FMR has voluntarily agreed to reimburse Mid Cap Growth to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of its average net assets exceed the following rates: Fidelity Mid Cap Growth Fund, a retail class of Mid Cap Growth, 1.00%; Class A, 1.25%; Class T, 1.50%; Class B, 2.00%; Class C, 2.00%; and Institutional Class, 1.00%. These arrangements may be discontinued by FMR at any time.

There are no similar arrangements with respect to Advisor Stock Selector Mid Cap.

For more information about each fund's fees and operating expenses, please refer to each fund's Prospectus, which are incorporated herein by reference, and to "Annual Fund and Class Operating Expenses" below.

If either of the proposed Reorganizations is not approved, the fund not approving the Reorganization will maintain its current expense structures.

Distribution of Fund Shares

The principal business address of Fidelity Distributors Corporation (FDC), each fund's principal underwriter and distribution agent, is 100 Salem Street, Smithfield, Rhode Island 02917.

Fidelity Mid Cap Growth Fund, a retail class of Mid Cap Growth, and Fidelity Stock Selector Mid Cap Fund, a retail class of Advisor Stock Selector Mid Cap, have each adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

Class A, Class T, Class B, Class C, and Institutional Class of each fund have adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

Class B has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class B is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class B plan, Class B pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

Class C has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Institutional Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Institutional Class plan, as well as the plan for each other class, recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for each class of the funds.

If either of the Reorganizations is approved, the Distribution and Service Plans for the combined fund will remain unchanged.

For more information about fund distribution, please refer to the "Fund Distribution" section of each fund's Prospectus, which are incorporated herein by reference, and to the "Distribution Services" section of each fund's Statement of Additional Information, each of which are incorporated herein by reference.

How do the funds' fees and operating expenses compare, and what are the combined fund's fees and operating expenses estimated to be following the Reorganizations?

The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

Annual Fund and Class Operating Expenses

The following tables show the fees and expenses of Advisor Growth Strategies, Mid Cap Growth, and Advisor Stock Selector Mid Cap for the 12 months ended May, 31, 2012, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to both Reorganizations. Sales charges, if applicable, are paid directly to FDC, each fund's distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.

The combined pro forma expenses shown below assume that both of the Reorganizations occur. Attachment 1 provides pro forma expense information for the combined fund assuming only Proposal 1 is approved and only Proposal 2 is approved.

Attachment 3 shows the fees and expenses of Advisor Growth Strategies, Mid Cap Growth, and Advisor Stock Selector Mid Cap for the 12 months ended May 31, 2012, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to both Reorganizations but excluding performance adjustments for all three funds. Attachment 3 also shows pro forma expenses for the funds assuming only Proposal 1 is approved and only Proposal 2 is approved, in each case excluding performance adjustments for the funds.

As shown below, the Reorganization is expected to result in lower total operating expenses for shareholders of Class A, Class T, Class B, Class C, and Institutional Class of Advisor Growth Strategies, and Class A, Class T, and Class C of Mid Cap Growth, no change in total operating expenses of the retail class and Class B of Mid Cap Growth, and in an increase in total operating expenses of Institutional Class of Mid Cap Growth (by 0.05%).

Class A
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA	NoneA
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	0.75%	None	None

A Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.43%	0.38%	0.43%	0.45%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%	0.25%
Other expenses	0.77%	0.41%	0.32%	0.31%
Total annual operating expenses	1.45%	1.04%	1.00%	1.01%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Class T
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA	NoneA
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	0.75%	None	None

A Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.43%	0.38%	0.43%	0.45%
Distribution and/or Service (12b-1) fees	0.50%	0.50%	0.50%	0.50%
Other expenses	0.81%	0.46%	0.25%	0.25%
Total annual operating expenses	1.74%	1.34%	1.18%	1.20%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Class B
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	5.00%A	5.00%A	5.00%A	5.00%A
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	0.75%	None	None

A Declines over 6 years from 5.00% to 0%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.43%	0.38%	0.43%	0.45%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%	1.00%
Other expenses	0.76%	0.41%	0.34%	0.34%
Total annual operating expenses	2.19%	1.79%	1.77%	1.79%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Class C
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A	1.00%A
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	0.75%	None	None

A On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.43%	0.38%	0.43%	0.45%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%	1.00%
Other expenses	0.76%	0.41%	0.30%	0.30%
Total annual operating expenses	2.19%	1.79%	1.73%	1.75%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	0.75%	None	None

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.43%	0.38%	0.43%	0.45%
Distribution and/or Service (12b-1) fees	None	None	None	None
Other expenses	0.65%	0.28%	0.26%	0.26%
Total annual operating expenses	1.08%	0.66%	0.69%	0.71%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Retail Class
Shareholder Fees (fees paid directly from your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	None	None

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Mid Cap Growth	Advisor Stock Selector Mid CapA	Advisor Stock Selector Mid Cap Pro forma CombinedB
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.38%	0.43%	0.45%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.40%	0.31%	0.33%
Total annual operating expenses	0.78%	0.74%	0.78%

A Fidelity Stock Selector Mid Cap Fund, a retail class of the fund, commenced operations on June 6, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended May 31, 2012.


Examples of Effect of Fund Expenses

The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

Advisor Growth Strategies

Class A

Class T

Class B

Class C

Institutional Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 714	$ 714	$ 521	$ 521	$ 722	$ 222	$ 322	$ 222	$ 110
3 years	$ 1,007	$ 1,007	$ 879	$ 879	$ 985	$ 685	$ 685	$ 685	$ 343
5 years	$ 1,322	$ 1,322	$ 1,261	$ 1,261	$ 1,375	$ 1,175	$ 1,175	$ 1,175	$ 595
10 years	$ 2,210	$ 2,210	$ 2,330	$ 2,330	$ 2,249	$ 2,249	$ 2,524	$ 2,524	$ 1,317

Mid Cap Growth

Class A

Class T

Class B

Class C

Institutional Class

Retail Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 675	$ 675	$ 482	$ 482	$ 682	$ 182	$ 282	$ 182	$ 67	$ 80
3 years	$ 887	$ 887	$ 760	$ 760	$ 863	$ 563	$ 563	$ 563	$ 211	$ 249
5 years	$ 1,116	$ 1,116	$ 1,058	$ 1,058	$ 1,170	$ 970	$ 970	$ 970	$ 368	$ 433
10 years	$ 1,773	$ 1,773	$ 1,906	$ 1,906	$ 1,815	$ 1,815	$ 2,105	$ 2,105	$ 822	$ 966

Advisor Stock Selector Mid Cap

Class A

Class T

Class B

Class C

Institutional Class

Retail ClassA

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 671	$ 671	$ 466	$ 466	$ 680	$ 180	$ 276	$ 176	$ 70	$ 76
3 years	$ 875	$ 875	$ 712	$ 712	$ 857	$ 557	$ 545	$ 545	$ 221	$ 237
5 years	$ 1,096	$ 1,096	$ 976	$ 976	$ 1,159	$ 959	$ 939	$ 939	$ 384	$ 411
10 years	$ 1,729	$ 1,729	$ 1,732	$ 1,732	$ 1,786	$ 1,786	$ 2,041	$ 2,041	$ 859	$ 918

A Fidelity Stock Selector Mid Cap Fund, a retail class of the fund, commenced operations on June 6, 2012. Expense have been adjusted to reflect current fees.

Advisor Stock Selector Mid Cap Pro forma Combined

Class A

Class T

Class B

Class C

Institutional Class

Retail ClassA

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 672	$ 672	$ 468	$ 468	$ 682	$ 182	$ 278	$ 178	$ 73	$ 80
3 years	$ 878	$ 878	$ 718	$ 718	$ 863	$ 563	$ 551	$ 551	$ 227	$ 249
5 years	$ 1,101	$ 1,101	$ 987	$ 987	$ 1,170	$ 970	$ 949	$ 949	$ 395	$ 433
10 years	$ 1,740	$ 1,740	$ 1,754	$ 1,754	$ 1,804	$ 1,804	$ 2,062	$ 2,062	$ 883	$ 966

A Fidelity Stock Selector Mid Cap Fund, a retail class of the fund, commenced operations on June 6, 2012.

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

The combined fund pro forma expenses shown above assume that both of the Reorganizations occur. Attachment 2 provides pro forma expenses for the combined fund if only Proposal 1 is approved and if only Proposal 2 is approved.

Do the procedures for purchasing and redeeming shares of the funds differ?

The procedures for purchasing shares of the funds are the same. If one or both Reorganizations are approved, the procedures for purchasing shares of the combined fund will remain unchanged.

Except as discussed below, the procedures for redeeming shares of the funds are the same. For Mid Cap Growth, if you sell your shares after holding them less than 30 days, a 0.75% short-term redemption fee may be deducted from the redemption amount. If one or both Reorganizations are approved, the combined fund will retain Advisor Stock Selector Mid Cap's redemption fee policy. Advisor Stock Selector Mid Cap does not currently impose a redemption fee; however, the combined fund reserves the right to adopt a redemption fee in the future if it believes it is appropriate.

On June 29, 2012, Advisor Growth Strategies and Mid Cap Growth closed to new accounts pending the Reorganizations. Shareholders of Mid Cap Growth and Advisor Growth Strategies as of that date can continue to purchase shares of their respective fund. Shareholders of Mid Cap Growth and Advisor Growth Strategies may redeem shares of their respective fund through the Closing Date of their fund's Reorganization.

For more information about the procedures for purchasing and redeeming each fund's shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of fund shares, please refer to the "Additional Information about the Purchase and Sale of Shares" section of each fund's Prospectus, and to the "Buying, Selling and Exchanging Information" section of each fund's Statement of Additional Information, each of which are incorporated herein by reference.

Do the funds' exchange privileges differ?

No. The exchange privileges currently offered by the funds are the same. If one or both Reorganizations are approved, the exchange privilege offered by the combined fund will remain unchanged.

For information about each fund's exchange privileges, please refer to the "Exchanging Shares" section of each fund's Prospectus, and to the "Buying, Selling, and Exchanging Information" section of each fund's Statement of Additional Information, each of which are incorporated herein by reference.

Do the funds' dividend and distribution policies differ?

The funds' dividend and distribution policies differ. Mid Cap Growth normally pays dividends and capital gains in March and December. Advisor Growth Strategies and Advisor Stock Selector Mid Cap normally pay dividends and capital gains in January and December. If one or both Reorganizations are approved, the dividend and distribution policies of the combined fund will be the same as the current dividend and distribution policies of Advisor Stock Selector Mid Cap.

On or before the Closing Date, Advisor Growth Strategies and Mid Cap Growth may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain, including any net realized gain resulting from any portfolio repositioning prior to the applicable Reorganization.

Whether or not the Reorganizations are approved, each of Advisor Growth Strategies and Mid Cap Growth is required to recognize gain or loss on certain assets that are subject to "mark-to-market" tax accounting (if any) held by the fund on the last day of its taxable year, which is January 31 for Mid Cap Growth and November 30 for Advisor Growth Strategies. If the Reorganizations are approved, gains or losses on assets held by each of Advisor Growth Strategies and Mid Cap Growth on the Closing Date that are subject to "mark-to-market" tax accounting (if any) may be required to be recognized on the Closing Date.

For more information about each fund's dividend and distribution policies, please refer to the "Dividends and Capital Gain Distributions" section of each fund's Prospectus, and to the "Distributions and Taxes" section of each fund's Statement of Additional Information, each of which are incorporated herein by reference.

Who bears the expenses associated with the Reorganizations?

Advisor Growth Strategies and Mid Cap Growth will each bear their respective costs of the Reorganizations, provided the expenses do not exceed its classes' existing voluntary expense caps. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

For more information, please refer to the section entitled "Voting Information - Solicitation of Proxies; Expenses."

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund's performance. Each fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have substantially similar investment objectives and similar strategies as described above, the funds are subject to substantially similar investment risks. Because the funds have some different investment strategies as described above, the funds are also subject to some different investment risks, of which you should be aware.

What risks are associated with an investment in each of the funds?

Each fund is subject to the following principal risks:

Stock Market Volatility: The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

Issuer Specific Changes: Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

What additional risks are associated with an investment in Mid Cap Growth and Advisor Growth Strategies?

Advisor Growth Strategies and Mid Cap Growth are subject to the following principal risk, which is not a principal risk generally associated with an investment in Advisor Stock Selector Mid Cap:

"Growth" Investing: "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

What additional risks are associated with an investment in Mid Cap Growth and Advisor Stock Selector Mid Cap?

Advisor Stock Selector Mid Cap and Mid Cap Growth are subject to the following principal risk, which is not a principal risk generally associated with an investment in Advisor Growth Strategies:

Mid Cap Investing: The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

For more information about the principal risks associated with an investment in each fund, please refer to the "Investment Details" section of each fund's Prospectus, and to the "Investment Policies and Limitations" section of each fund's Statement of Additional Information, each of which are incorporated herein by reference.

How do the funds compare in terms of their performance?

The following information provides some indication of the risks associated with an investment in the funds. The information illustrates the changes in the performance of each fund's shares from year to year and compares the performance of each fund's shares to the performance of a securities market index over various periods of time. The index descriptions appear in the "Additional Information about the Index" section of each fund's prospectus. Past performance (before and after taxes) is not an indication of future performance. Performance history will be available for Fidelity Stock Selector Mid Cap Fund, a retail class of Advisor Stock Selector Mid Cap, after the class has been in operation for one calendar year.

Year-by-Year Returns

Except for Mid Cap Growth, the returns in the bar charts do not reflect any applicable Class A sales charges; if sales charges were reflected, returns would be lower than those shown.

Advisor Growth Strategies - Class A

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-26.79%	30.82%	9.69%	7.16%	8.14%	17.64%	-49.46%	38.84%	24.31%	-9.36%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.43%	September 30, 2009
Lowest Quarter Return	-24.42%	December 31, 2008
Year-to-Date Return	5.45%	June 30, 2012

Mid Cap Growth - Retail Class

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-30.49%	40.60%	16.23%	13.56%	7.94%	2.44%	-49.30%	46.42%	25.20%	-8.36%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	21.54%	September 30, 2009
Lowest Quarter Return	-31.05%	December 31, 2008
Year-to-Date Return	5.18%	June 30, 2012

Advisor Stock Selector Mid Cap - Class A

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-18.56%	44.01%	16.00%	8.38%	13.26%	9.68%	-52.33%	46.78%	23.95%	-5.10%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.06%	June 30, 2009
Lowest Quarter Return	-30.15%	December 31, 2008
Year-to-Date Return	9.68%	June 30, 2012

Average Annual Returns

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC). After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A shares of Advisor Growth Strategies and Advisor Stock Selector Mid Cap are shown in the table below and after-tax returns for other classes will vary. After-tax returns for the retail class of Mid Cap Growth are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years/Life of classA
Fidelity Advisor Growth Strategies Fund
Class A - Return Before Taxes	-14.57%	-2.60%	0.65%
Return After Taxes on Distributions	-14.57%	-3.08%	0.40%
Return After Taxes on Distributions and Sale of Fund Shares	-9.47%	-2.30%	0.50%
Class T - Return Before Taxes	-12.76%	-2.40%	0.62%
Class B - Return Before Taxes	-14.55%	-2.53%	0.72%
Class C - Return Before Taxes	-10.96%	-2.19%	0.50%
Institutional Class - Return Before Taxes	-9.19%	-1.20%	1.52%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	-1.65%	2.44%	5.29%
Fidelity Mid Cap Growth Fund
Fidelity Mid Cap Growth Fund (retail class)
Return Before Taxes	-8.36%	-2.69%	1.96%
Return After Taxes on Distributions	-8.36%	-2.88%	1.77%
Return After Taxes on Distributions and Sale of Fund Shares	-5.43%	-2.26%	1.68%
Class A - Return Before Taxes	-13.84%	-4.06	-4.66%A
Return After Taxes on Distributions	-13.84%	-4.25	-4.84%A
Return After Taxes on Distributions and Sale of Fund Shares	-9.00%	-3.39	-3.88%A
Class T - Return Before Taxes	-12.08%	-3.90	-4.50%A
Class B - Return Before Taxes	-13.89%	-4.02	-4.62%A
Class C - Return Before Taxes	-10.25%	-3.64	-4.23%A
Institutional Class - Return Before Taxes	-8.35%	-2.62	-3.19%A
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	-1.65%	2.44%	5.29%
Fidelity Advisor Stock Selector Mid Cap Fund
Fidelity Stock Selector Mid Cap Fund (retail class)B
Return Before Taxes	-4.77%	-1.71%	4.56%
Return After Taxes on Distributions	-4.90%	-2.36%	3.76%
Return After Taxes on Distributions and Sale of Fund Shares	-2.94%	-1.56%	3.84%
Class A - Return Before Taxes	-10.55%	-3.18%	3.58%
Return After Taxes on Distributions	-10.62%	-3.80%	2.81%
Return After Taxes on Distributions and Sale of Fund Shares	-6.77%	-2.77%	3.00%
Class T - Return Before Taxes	-8.54%	-2.89%	3.64%
Class B - Return Before Taxes	-10.53%	-3.11%	3.62%
Class C - Return Before Taxes	-6.71%	-2.74%	3.43%
Institutional Class - Return Before Taxes	-4.77%	-1.71%	4.56%
S&P Mid Cap 400 Index (reflects no deduction for fees, expenses, or taxes)	-1.73%	3.32%	7.04%

A From February 13, 2007.

B The class commenced operation on June 6, 2012. The returns shows above are for Institutional Class. Fidelity Stock Selector Mid Cap Fund (retail class) would have substantially similar annual returns to Institutional Class because the classes are invested in the same portfolio of securities. Fidelity Stock Selector Mid Cap Fund (retail class)'s returns would differ from Institutional Class's returns to the extent that the classes do not have the same expenses.

THE PROPOSED TRANSACTIONS
PROPOSAL 1

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN ADVISOR GROWTH STRATEGIES AND ADVISOR STOCK SELECTOR MID CAP.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 1; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Advisor Stock Selector Mid Cap acquiring as of the Closing Date all of the assets of Advisor Growth Strategies in exchange solely for shares of Advisor Stock Selector Mid Cap and the assumption by Advisor Stock Selector Mid Cap of Advisor Growth Strategies' liabilities; and (b) the distribution of shares of Advisor Stock Selector Mid Cap to the shareholders of Advisor Growth Strategies as provided for in the Agreement.

The value of Advisor Growth Strategies' assets to be acquired by Advisor Stock Selector Mid Cap and the amount of its liabilities to be assumed by Advisor Stock Selector Mid Cap will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Advisor Stock Selector Mid Cap's then-current Prospectus and Statement of Additional Information. The net asset value of a share of Advisor Stock Selector Mid Cap will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Advisor Stock Selector Mid Cap will deliver to Advisor Growth Strategies, and Advisor Growth Strategies will distribute to its shareholders of record, shares of Advisor Stock Selector Mid Cap so that each Advisor Growth Strategies shareholder will receive the number of full and fractional shares of Advisor Stock Selector Mid Cap equal in value to the aggregate net asset value of shares of Advisor Growth Strategies held by such shareholder on the Closing Date; Advisor Growth Strategies will be liquidated as soon as practicable thereafter. Each Advisor Growth Strategies shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Advisor Stock Selector Mid Cap due that shareholder. The net asset value per share of Advisor Stock Selector Mid Cap will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Advisor Stock Selector Mid Cap in a name other than that of the registered holder of the shares on the books of Advisor Growth Strategies as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Advisor Growth Strategies is and will continue to be its responsibility up to and including the Closing Date and such later date on which Advisor Growth Strategies is liquidated.

Advisor Growth Strategies will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation, provided the expenses do not exceed its classes' existing voluntary expense caps. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

All of the current investments of Advisor Growth Strategies are permissible investments for Advisor Stock Selector Mid Cap. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Advisor Growth Strategies and Advisor Stock Selector Mid Cap due to the Reorganization that occur prior to the Closing Date will be borne by Advisor Growth Strategies and Advisor Stock Selector Mid Cap, respectively. Any transaction costs associated with portfolio adjustments to Advisor Growth Strategies and Advisor Stock Selector Mid Cap due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Advisor Stock Selector Mid Cap that occur after the Closing Date will be borne by Advisor Stock Selector Mid Cap. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Advisor Growth Strategies shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives and policies of the funds;

(2) the historical performance of the funds;

(3) the fees and expenses and the relative expense ratios of the funds;

(4) the potential benefit of the Reorganization to shareholders of the funds;

(5) the costs to be incurred by each fund as a result of the Reorganization;

(6) the tax consequences of the Reorganization;

(7) the relative size of the funds;

(8) the elimination of duplicative funds; and

(9) the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund's Board at a meeting of the Board held on June 12, 2012. In proposing the Reorganization, FMR advised the Board that the Reorganization would permit Advisor Growth Strategies shareholders to pursue similar investment goals in a larger combined fund that has the same portfolio management team and similar investment objective and policies.

The Board considered that, if Proposal 1 is approved by shareholders and Proposal 2 is not, Advisor Growth Strategies' shareholders would be expected to benefit from a decrease in total gross expenses of an estimated 0.43% to 0.59% of its average net assets, depending on share class, and a decrease in total net expenses of an estimated 0.24% to 0.58% of its average net assets, depending on share class (based on data for the twelve months ended March 31, 2012). The Board further considered that if both Proposal 1 and Proposal 2 are approved by shareholders, Advisor Growth Strategies' shareholders would be expected to benefit from a decrease in total gross expenses of an estimated 0.42% to 0.58% of its average net assets, depending on share class, and a decrease in total net expenses of an estimated 0.23% to 0.56% of its average net assets, depending on share class (based on data for the twelve months ended March 31, 2012). The Board noted that Advisor Stock Selector Mid Cap would benefit from increased assets as a result of the Reorganization.

The Board was advised that the expense reductions for Adviser Growth Strategies' shareholders result primarily from spreading fixed costs over a larger asset base and also from a 0.05% reduction in management fee.

The Board was also advised that the consolidation of assets due to the Reorganization would result in FMR collecting higher management fees in the months following the Reorganization because the assets from Advisor Growth Strategies would be subject to the performance adjustment of Stock Selector Mid Cap going forward, although it is not possible to calculate long-term future performance fees without knowing assets and fund and index performance.

The Board considered that the Reorganization would qualify as tax-free for federal income tax purposes and the potential impact to shareholders of each fund.

The Board was advised that FMR believes Advisor Growth Strategies has been unsuccessful in gathering assets and is unlikely to achieve economies of scale as a stand-alone fund, limiting opportunities for further expense reductions.

In recommending the Reorganization, FMR advised the Board that the Reorganization would combine a smaller fund into a larger fund, reducing the number of funds managed by FMR.

The Board considered the proposed Reorganization in the context of a general goal of reducing the number of similar funds managed by FMR, noting that while the reduction of similar funds and funds with lower assets potentially would benefit FMR, it should also benefit shareholders by facilitating increased operational efficiencies.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Holders of Class A, Class T, Class B, Class C, and Institutional Class shares of Advisor Growth Strategies will receive, respectively, Class A, Class T, Class B, Class C, and Institutional Class shares of Advisor Stock Selector Mid Cap.

Advisor Stock Selector Mid Cap is a series of Advisor Series I. The Trustees of Advisor Series I are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Advisor Stock Selector Mid Cap represents an equal proportionate interest with each other share of the fund, and each such share of Advisor Stock Selector Mid Cap is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Advisor Stock Selector Mid Cap is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Advisor Stock Selector Mid Cap have no preemptive or, for Class A, Class T, Class C, and Institutional Class shares, conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trusts - Shareholder Liability" section of the fund's Statement of Additional Information, which is incorporated herein by reference.

Advisor Series I does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trusts - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Advisor Stock Selector Mid Cap's Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the "Buying and Selling Shares" and the "Exchanging Shares" sections, respectively, of Advisor Stock Selector Mid Cap's Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Advisor Growth Strategies' assets for Advisor Stock Selector Mid Cap's shares and the assumption of the liabilities of Advisor Growth Strategies by Advisor Stock Selector Mid Cap is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Advisor Growth Strategies and Advisor Stock Selector Mid Cap, substantially to the effect that:

(i) The acquisition by Advisor Stock Selector Mid Cap of substantially all of the assets of Advisor Growth Strategies in exchange solely for Advisor Stock Selector Mid Cap shares and the assumption by Advisor Stock Selector Mid Cap of all liabilities of Advisor Growth Strategies followed by the distribution of Advisor Stock Selector Mid Cap shares to the Advisor Growth Strategies shareholders in exchange for their Advisor Growth Strategies shares in complete liquidation and termination of Advisor Growth Strategies will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Advisor Growth Strategies will recognize no gain or loss upon the transfer of substantially all of its assets to Advisor Stock Selector Mid Cap in exchange solely for Advisor Stock Selector Mid Cap shares and the assumption by Advisor Stock Selector Mid Cap of all liabilities of Advisor Growth Strategies, except that Advisor Growth Strategies may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Advisor Growth Strategies will recognize no gain or loss upon the distribution to its shareholders of the Advisor Stock Selector Mid Cap shares received by Advisor Growth Strategies in the Reorganization;

(iv) Advisor Stock Selector Mid Cap will recognize no gain or loss upon the receipt of the assets of Advisor Growth Strategies in exchange solely for Advisor Stock Selector Mid Cap shares and the assumption of all liabilities of Advisor Growth Strategies;

(v) The adjusted basis to Advisor Stock Selector Mid Cap of the assets of Advisor Growth Strategies received by Advisor Stock Selector Mid Cap in the Reorganization will be the same as the adjusted basis of those assets in the hands of Advisor Growth Strategies immediately before the exchange;

(vi) Advisor Stock Selector Mid Cap's holding periods with respect to the assets of Advisor Growth Strategies that Advisor Stock Selector Mid Cap acquires in the Reorganization will include the respective periods for which those assets were held by Advisor Growth Strategies (except where investment activities of Advisor Stock Selector Mid Cap have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Advisor Growth Strategies shareholders will recognize no gain or loss upon receiving Advisor Stock Selector Mid Cap shares in exchange solely for Advisor Growth Strategies shares;

(viii) The aggregate basis of the Advisor Stock Selector Mid Cap shares received by an Advisor Growth Strategies shareholder in the Reorganization will be the same as the aggregate basis of the Advisor Growth Strategies shares surrendered by the Advisor Growth Strategies shareholder in exchange therefor; and

(ix) An Advisor Growth Strategies shareholder's holding period for the Advisor Stock Selector Mid Cap shares received by the Advisor Growth Strategies shareholder in the Reorganization will include the holding period during which the Advisor Growth Strategies shareholder held Advisor Growth Strategies shares surrendered in exchange therefor, provided that the Advisor Growth Strategies shareholder held such shares as a capital asset on the date of the Reorganization.

Although the Reorganization will qualify as a tax-free reorganization, it is expected to trigger an "ownership change" for Advisor Growth Strategies, which may limit the ability of the combined fund to use Advisor Growth Strategies' capital loss carryforwards, net realized losses and net unrealized losses (if any, at the time of the Reorganization). Under federal tax law, the combined fund's ability to use those pre-Reorganization losses to offset post-Reorganization gains would generally be subject to an annual limitation that is determined by multiplying the net asset value immediately prior to the Reorganization of Advisor Growth Strategies by the then-current long-term tax-exempt rate published monthly by the IRS.

The table below shows the net asset value, capital loss carryforwards, net unrealized capital gains/losses and year-to-date net realized capital gains/losses of the funds as of June 30, 2012. Based on this data, it appears that the application of the aforementioned limitation may prevent the combined fund from fully using Advisor Growth Strategies' capital loss carryforwards before they expire. The combined fund's ability to use Advisor Stock Selector Mid Cap's capital loss carryforwards, however, is not expected to be limited as a result of the Reorganization. Following the Reorganization, the tax benefits of each fund's aggregate losses (i.e. the net amount of its capital loss carryforwards, net realized gains/losses and net unrealized gains/losses), to the extent available, will generally be shared by the shareholders of the combined fund. Given that Advisor Stock Selector Mid Cap currently has significantly greater aggregate losses as a percentage of assets than Advisor Growth Strategies, Advisor Growth Strategies shareholders could be moving into a fund that offers greater insulation from future capital gain distributions (i.e. proportionately greater losses to offset future gains) than Advisor Growth Strategies currently does. The actual impact of the Reorganization on the funds' losses (and any associated effect on shareholders) cannot be determined precisely at this time, however, because it will depend on the relevant facts and circumstances relating to each fund's net asset value, capital loss carryforwards, net realized gains/losses and net unrealized gains/losses as of the time of the Reorganization, as well as the timing and amount of gains and losses recognized by Advisor Stock Selector Mid Cap following the Reorganization.

Tax Position as of June 30, 2012

Fund Name	Fiscal Year End	Assets	Capital Loss Carryforwards ("CLC's") as of the Fund's Most Recent Fiscal Year End	Current Fiscal Year Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Advisor Growth Strategies	11/30	$ 31.7	($ 3.7)*	($ 1.1)	($ 0.5)
Advisor Stock Selector Mid Cap	11/30	$ 1,728.3	($ 928.6)**	$ 61.7	$ 28.1

All Data in Millions

* Approximately $3.4 million of these CLCs expire in 2016 and approximately $0.250 million of these CLCs expire in 2017.

** Approximately $780.4 million of these CLCs expire in 2016 and approximately $148.2 million of these CLCs expire in 2017.

Shareholders of Advisor Growth Strategies should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Advisor Growth Strategies is a diversified series of Fidelity Securities Fund, an open-end management investment company organized as a Massachusetts business trust on October 1, 1984. Advisor Stock Selector Mid Cap is a diversified series of Advisor Series I, an open-end management investment company organized as a Massachusetts business trust on June 24, 1983. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of Advisor Growth Strategies under state law and the governing documents are expected to remain unchanged after the Reorganizations.

For more information regarding shareholder rights, please refer to the "Description of the Trusts" section of each fund's Statement of Additional Information, which are incorporated herein by reference.

Operations of Advisor Stock Selector Mid Cap Following the Reorganizations

FMR does not expect Advisor Stock Selector Mid Cap to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Advisor Stock Selector Mid Cap's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Advisor Stock Selector Mid Cap in their current capacities. Messrs. Kori, Riaz, Scott, Simmons, Sorel, Venanzi, and Wald and Ms. Lesser, who are currently the portfolio managers of Advisor Stock Selector Mid Cap and Advisor Growth Strategies, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of Advisor Growth Strategies, and Advisor Stock Selector Mid Cap as of May 31, 2012, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of July 31, 2012, the net assets of Advisor Growth Strategies were $31,112,556, or 1.82% of Advisor Stock Selector Mid Cap.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Advisor Growth StrategiesA
Class A	$ 10,793,706	$ 8.95	1,205,910
Class T	$ 13,787,715	$ 8.70	1,585,609
Class B	$ 1,809,229	$ 8.24	219,602
Class C	$ 4,510,670	$ 8.24	547,311
Institutional Class	$ 474,976	$ 9.24	51,400
Advisor Stock Selector Mid Cap
Class A	$ 593,884,799	$ 20.33	29,215,481
Class T	$ 769,700,711	$ 20.53	37,495,544
Class B	$ 23,572,697	$ 19.07	1,236,215
Class C	$ 143,912,405	$ 19.08	7,542,091
Institutional Class	$ 209,016,727	$ 21.19	9,861,726
Advisor Stock Selector Mid Cap Pro Forma Combined Fund
Class A	$ 604,678,505	$ 20.33	29,746,406
Class T	$ 783,488,426	$ 20.53	38,167,133
Class B	$ 25,381,926	$ 19.07	1,331,088
Class C	$ 148,423,075	$ 19.08	7,778,499
Institutional Class	$ 209,491,703	$ 21.19	9,884,141

A Estimated proxy related costs of $7,000 will be fully reimbursed pursuant to FMR's voluntary expense cap arrangement.

The combined fund pro forma capitalization shown above assumes that only the Reorganization described this in Proposal 1 occurs. Attachment 5 provides pro forma capitalization for the combined fund if both of the Reorganizations occur. If only this Reorganization were to occur, pro forma combined expenses for each participating class of Advisor Stock Selector Mid Cap after the applicable Reorganization would still appear exactly as shown above.

The table above assumes that the Reorganization described in this Proposal 1 occurred on May 31, 2012. The table is for information purposes only. No assurance can be given as to how many Advisor Stock Selector Mid Cap shares will be received by shareholders of Advisor Growth Strategies on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Advisor Stock Selector Mid Cap that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Securities Fund and Advisor Series I at a meeting held on June 12, 2012. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Advisor Growth Strategies and Advisor Stock Selector Mid Cap and that the interests of existing shareholders of Advisor Growth Strategies and Advisor Stock Selector Mid Cap would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Advisor Growth Strategies will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Securities Fund may consider other proposals for the reorganization or liquidation of the fund.

The Board of Trustees of Advisor Growth Strategies unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

PROPOSAL 2

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN MID CAP GROWTH AND ADVISOR STOCK SELECTOR MID CAP.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 2; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 2 to this Proxy Statement.

The Agreement contemplates (a) Advisor Stock Selector Mid Cap acquiring as of the Closing Date all of the assets of Mid Cap Growth in exchange solely for shares of Advisor Stock Selector Mid Cap and the assumption by Advisor Stock Selector Mid Cap of Mid Cap Growth's liabilities; and (b) the distribution of shares of Advisor Stock Selector Mid Cap to the shareholders of Mid Cap Growth as provided for in the Agreement.

The value of Mid Cap Growth's assets to be acquired by Advisor Stock Selector Mid Cap and the amount of its liabilities to be assumed by Advisor Stock Selector Mid Cap will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Advisor Stock Selector Mid Cap's then-current Prospectus and Statement of Additional Information. The net asset value of a share of Advisor Stock Selector Mid Cap will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Advisor Stock Selector Mid Cap will deliver to Mid Cap Growth, and Mid Cap Growth will distribute to its shareholders of record, shares of Advisor Stock Selector Mid Cap so that each Mid Cap Growth shareholder will receive the number of full and fractional shares of Advisor Stock Selector Mid Cap equal in value to the aggregate net asset value of shares of Mid Cap Growth held by such shareholder on the Closing Date; Mid Cap Growth will be liquidated as soon as practicable thereafter. Each Mid Cap Growth shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Advisor Stock Selector Mid Cap due that shareholder. The net asset value per share of Advisor Stock Selector Mid Cap will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Advisor Stock Selector Mid Cap in a name other than that of the registered holder of the shares on the books of Mid Cap Growth as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Mid Cap Growth is and will continue to be its responsibility up to and including the Closing Date and such later date on which Mid Cap Growth is liquidated.

Mid Cap Growth will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation, provided the expenses do not exceed its classes' existing voluntary expense caps. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

All of the current investments of Mid Cap Growth are permissible investments for Advisor Stock Selector Mid Cap. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Mid Cap Growth and Advisor Stock Selector Mid Cap due to the Reorganization that occur prior to the Closing Date will be borne by Mid Cap Growth and Advisor Stock Selector Mid Cap, respectively. Any transaction costs associated with portfolio adjustments to Mid Cap Growth and Advisor Stock Selector Mid Cap due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Advisor Stock Selector Mid Cap that occur after the Closing Date will be borne by Advisor Stock Selector Mid Cap. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Mid Cap Growth shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives and policies of the funds;

(2) the historical performance of the funds;

(3) the fees and expenses and the relative expense ratios of the funds;

(4) the potential benefit of the Reorganization to shareholders of the funds;

(5) the costs to be incurred by each fund as a result of the Reorganization;

(6) the tax consequences of the Reorganization;

(7) the relative size of the funds;

(8) the elimination of duplicative funds; and

(9) the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund's Board at a meeting of the Board held on June 12, 2012. In proposing the Reorganization, FMR advised the Board that the Reorganization would permit Mid Cap Growth shareholders to pursue similar investment goals in a larger combined fund that has the same portfolio management team and similar investment objective and policies.

The Board considered that if both Proposal 1 and Proposal 2 are approved by shareholders, or if only Proposal 2 is approved by shareholders, shareholders of each of Mid Cap Growth's share classes except Institutional Class would be expected to benefit from a decrease in total gross expenses of an estimated 0.03% to 0.16% of its average net assets, depending on share class, but that total expenses gross for Institutional Class shareholders would be expected to increase by an estimated 0.01% of its average net assets (based on data for the twelve months ended March 31, 2012). The Board noted that Advisor Stock Selector Mid Cap would benefit from increased assets as a result of the Reorganization.

The Board was advised that the expense reductions for Mid Cap Growth's shareholders result primarily from spreading fixed costs over a larger asset base.

The Board was also advised that the consolidation of assets due to the Reorganization would result in FMR collecting higher management fees in the months following the Reorganization because the assets from Mid Cap Growth would be subject to the performance adjustment of Stock Selector Mid Cap going forward, although it is not possible to calculate long-term future performance fees without knowing assets and fund and index performance.

The Board considered that the Reorganization would qualify as tax-free for federal income tax purposes and the potential impact to shareholders of each fund.

The Board was advised that FMR believes Mid Cap Growth has been unsuccessful in gathering assets and is unlikely to achieve economies of scale as a stand-alone fund, limiting opportunities for further expense reductions.

In recommending the Reorganization, FMR advised the Board that the Reorganization would combine a smaller fund into a larger fund, reducing the number of funds managed by FMR.

The Board considered the proposed Reorganization in the context of a general goal of reducing the number of similar funds managed by FMR, noting that while the reduction of similar funds and funds with lower assets potentially would benefit FMR, it should also benefit shareholders by facilitating increased operational efficiencies.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Holders of Class A, Class T, Class B, Class C, Institutional Class, and Fidelity Mid Cap Growth Fund (retail class) shares of Mid Cap Growth will receive, respectively, Class A, Class T, Class B, Class C, Institutional Class, and Fidelity Stock Selector Mid Cap Fund (retail class) shares of Advisor Stock Selector Mid Cap.

Advisor Stock Selector Mid Cap is a series of Advisor Series I. The Trustees of Advisor Series I are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Advisor Stock Selector Mid Cap represents an equal proportionate interest with each other share of the fund, and each such share of Advisor Stock Selector Mid Cap is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Advisor Stock Selector Mid Cap is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Advisor Stock Selector Mid Cap have no preemptive or, for Class A, Class T, Class C, and Institutional Class shares, conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trusts - Shareholder Liability" section of the fund's Statement of Additional Information, which is incorporated herein by reference.

Advisor Series I does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trusts - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Advisor Stock Selector Mid Cap's Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the "Buying and Selling Shares" and the "Exchanging Shares" sections, respectively, of Advisor Stock Selector Mid Cap's Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Mid Cap Growth's assets for Advisor Stock Selector Mid Cap's shares and the assumption of the liabilities of Mid Cap Growth by Advisor Stock Selector Mid Cap is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Mid Cap Growth and Advisor Stock Selector Mid Cap, substantially to the effect that:

(i) The acquisition by Advisor Stock Selector Mid Cap of substantially all of the assets of Mid Cap Growth in exchange solely for Advisor Stock Selector Mid Cap shares and the assumption by Advisor Stock Selector Mid Cap of all liabilities of Mid Cap Growth followed by the distribution of Advisor Stock Selector Mid Cap shares to the Mid Cap Growth shareholders in exchange for their Mid Cap Growth shares in complete liquidation and termination of Mid Cap Growth will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Mid Cap Growth will recognize no gain or loss upon the transfer of substantially all of its assets to Advisor Stock Selector Mid Cap in exchange solely for Advisor Stock Selector Mid Cap shares and the assumption by Advisor Stock Selector Mid Cap of all liabilities of Mid Cap Growth, except that Mid Cap Growth may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Mid Cap Growth will recognize no gain or loss upon the distribution to its shareholders of the Advisor Stock Selector Mid Cap shares received by Mid Cap Growth in the Reorganization;

(iv) Advisor Stock Selector Mid Cap will recognize no gain or loss upon the receipt of the assets of Mid Cap Growth in exchange solely for Advisor Stock Selector Mid Cap shares and the assumption of all liabilities of Mid Cap Growth;

(v) The adjusted basis to Advisor Stock Selector Mid Cap of the assets of Mid Cap Growth received by Advisor Stock Selector Mid Cap in the Reorganization will be the same as the adjusted basis of those assets in the hands of Mid Cap Growth immediately before the exchange;

(vi) Advisor Stock Selector Mid Cap's holding periods with respect to the assets of Mid Cap Growth that Advisor Stock Selector Mid Cap acquires in the Reorganization will include the respective periods for which those assets were held by Mid Cap Growth (except where investment activities of Advisor Stock Selector Mid Cap have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Mid Cap Growth shareholders will recognize no gain or loss upon receiving Advisor Stock Selector Mid Cap shares in exchange solely for Mid Cap Growth shares;

(viii) The aggregate basis of the Advisor Stock Selector Mid Cap shares received by a Mid Cap Growth shareholder in the Reorganization will be the same as the aggregate basis of the Mid Cap Growth shares surrendered by the Mid Cap Growth shareholder in exchange therefor; and

(ix) A Mid Cap Growth shareholder's holding period for the Advisor Stock Selector Mid Cap shares received by the Mid Cap Growth shareholder in the Reorganization will include the holding period during which the Mid Cap Growth shareholder held Mid Cap Growth shares surrendered in exchange therefor, provided that the Mid Cap Growth shareholder held such shares as a capital asset on the date of the Reorganization.

Although the Reorganization will qualify as a tax-free reorganization, it is expected to trigger an "ownership change" for Mid Cap Growth, which may limit the ability of the combined fund to use Mid Cap Growth's capital loss carryforwards, net realized losses and net unrealized losses (if any, at the time of the Reorganization). Under federal tax law, the combined fund's ability to use those pre-Reorganization losses to offset post-Reorganization gains would generally be subject to an annual limitation that is determined by multiplying the net asset value immediately prior to the Reorganization of Mid Cap Growth by the then-current long-term tax-exempt rate published monthly by the IRS.

The table below shows the net asset value, capital loss carryforwards, net unrealized capital gains/losses and year-to-date net realized capital gains/losses of the funds as of June 30, 2012. Based on this data, the aforementioned limitation may have some impact on the timing and size of capital gain distributions, but would not prevent the combined fund from fully using Mid Cap Growth's capital loss carryforwards before they expire. If circumstances change significantly between now and the Closing Date these limitations could cause some of Mid Cap Growth's capital loss carryforwards to expire unused. The combined fund's ability to use Advisor Stock Selector Mid Cap's capital loss carryforwards, however, is not expected to be limited as a result of the Reorganization. Following the Reorganization, the tax benefits of each fund's aggregate losses (i.e. the net amount of its capital loss carryforwards, net realized gains/losses and net unrealized gains/losses), to the extent available, will generally be shared by the shareholders of the combined fund. Given that Advisor Stock Selector Mid Cap currently has significantly greater aggregate losses as a percentage of assets than Mid Cap Growth, Mid Cap Growth shareholders could be moving into a fund that offers greater insulation from future capital gain distributions (i.e. proportionately greater losses to offset future gains) than Mid Cap Growth currently does. The actual impact of the Reorganization on the funds' losses (and any associated effect on shareholders) cannot be determined precisely at this time, however, because it will depend on the relevant facts and circumstances relating to each fund's net asset value, capital loss carryforwards, net realized gains/losses and net unrealized gains/losses as of the time of the Reorganization, as well as the timing and amount of gains and losses recognized by Advisor Stock Selector Mid Cap following the Reorganization.

Tax Position as of June 30, 2012

Fund Name	Fiscal Year End	Assets	Capital Loss Carryforwards ("CLC's") as of the Fund's Most Recent Fiscal Year End	Current Fiscal Year Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Mid Cap Growth	1/31	$ 251.7	($ 19.6)*	($ 1.7)	($ 3.1)
Advisor Stock Selector Mid Cap	11/30	$ 1,728.3	($ 928.6)**	$ 61.7	$ 28.1

All Data in Millions

* Approximately $2.6 million of these CLCs expire in 2017 and approximately $17 million of these CLCs expire in 2018.

** Approximately $780.4 million of these CLCs expire in 2016 and approximately $148.2 million of these CLCs expire in 2017.

Shareholders of Mid Cap Growth should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Mid Cap Growth is a diversified series of Fidelity Devonshire Trust, an open-end management investment company organized as a Massachusetts business trust on March 4, 1985. Advisor Stock Selector Mid Cap is a diversified series of Advisor Series I, an open-end management investment company organized as a Massachusetts business trust on June 24, 1983. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of Mid Cap Growth under state law and the governing documents are expected to remain unchanged after the Reorganizations.

For more information regarding shareholder rights, please refer to the "Description of the Trusts" section of each fund's Statement of Additional Information, which are incorporated herein by reference.

Operations of Advisor Stock Selector Mid Cap Following the Reorganizations

FMR does not expect Advisor Stock Selector Mid Cap to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Advisor Stock Selector Mid Cap's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Advisor Stock Selector Mid Cap in their current capacities. Messrs. Kori, Riaz, Scott, Simmons, Sorel, Venanzi, and Wald and Ms. Lesser, who are currently the portfolio managers of Advisor Stock Selector Mid Cap and Mid Cap Growth, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of Mid Cap Growth, and Advisor Stock Selector Mid Cap as of May 31, 2012, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of May 31, 2012, the net assets of Mid Cap Growth were $253,881,699, or 14.59% of Advisor Stock Selector Mid Cap.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Mid Cap GrowthA
Class A	$ 9,329,443	$ 11.68	799,042
Class T	$ 4,701,019	$ 11.54	407,394
Class B	$ 696,813	$ 11.30	61,682
Class C	$ 5,094,467	$ 11.30	450,775
Institutional Class	$ 1,648,345	$ 11.83	139,282
Retail Class	$ 232,411,612	$ 11.80	19,688,434
Advisor Stock Selector Mid Cap
Class A	$ 593,884,799	$ 20.33	29,215,481
Class T	$ 769,700,711	$ 20.53	37,495,544
Class B	$ 23,572,697	$ 19.07	1,236,215
Class C	$ 143,912,405	$ 19.08	7,542,091
Institutional Class	$ 209,016,727	$ 21.19	9,861,726
Retail ClassB	$ 0	$ 0	0
Advisor Stock Selector Mid Cap Pro Forma Combined Fund
Class A	$ 603,214,242	$ 20.33	29,674,381
Class T	$ 774,401,730	$ 20.53	37,724,527
Class B	$ 24,269,510	$ 19.07	1,272,755
Class C	$ 149,006,872	$ 19.08	7,809,097
Institutional Class	$ 210,665,072	$ 21.19	9,939,515
Retail ClassB	$ 232,411,612	$ 20.33C	11,431,953

A Net assets have been adjusted to reflect the estimated one time costs associated with the Fund's reorganization proxy statement/prospectus costs of $14,000.

B Fidelity Stock Selector Mid Cap Fund, a retail class of the fund, commenced operations on June 6, 2012.

C The initial NAV per share used within this table represents Class A's NAV as of May 31, 2012.

The combined fund pro forma capitalization shown above assumes that only the Reorganization described this in Proposal 2 occurs. Attachment 5 provides pro forma capitalization for the combined fund if both of the Reorganizations occur. If only this Reorganization were to occur, pro forma combined expenses for each participating class of Advisor Stock Selector Mid Cap after the applicable Reorganization would still appear exactly as shown above.

The table above assumes that the Reorganization described in this Proposal 2 occurred on May 31, 2012. The table is for information purposes only. No assurance can be given as to how many Advisor Stock Selector Mid Cap shares will be received by shareholders of Mid Cap Growth on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Advisor Stock Selector Mid Cap that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Devonshire Trust and Advisor Series I at a meeting held on June 12, 2012. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Mid Cap Growth and Advisor Stock Selector Mid Cap and that the interests of existing shareholders of Mid Cap Growth and Advisor Stock Selector Mid Cap would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Mid Cap Growth will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Mid Cap Growth may consider other proposals for the reorganization or liquidation of the fund.

The Board of Trustees of Mid Cap Growth unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Advisor Stock Selector Mid Cap's financial highlights for the past five years, including the fiscal year ended November 30, 2011 (audited), updated to include semi-annual data for the six month period ended May 31, 2012 (unaudited), are shown in the table below:

Advisor Stock Selector Mid Cap - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.15	$ 19.22	$ 15.75	$ 10.52	$ 26.93	$ 26.10
Income from Investment Operations
Net investment income (loss) E	.03	.08 H	(.02)	.03	- K	(.12)
Net realized and unrealized gain (loss)	1.25	(.15) I	3.55	5.20	(12.94)	3.02
Total from investment operations	1.28	(.07)	3.53	5.23	(12.94)	2.90
Distributions from net investment income	(.10)	-	(.03) L	-	-	-
Distributions from net realized gain	-	-	(.03) L	-	(3.47)	(2.07)
Total distributions	(.10)	-	(.06)	-	(3.47)	(2.07)
Net asset value, end of period	$ 20.33	$ 19.15	$ 19.22	$ 15.75	$ 10.52	$ 26.93
Total Return B,C,D	6.72%	(.36)%	22.48%	49.71%	(55.09)%	11.97%
Ratios to Average Net Assets F,J
Expenses before reductions	1.00% A	.92%	.86%	.83%	1.10%	1.10%
Expenses net of fee waivers, if any	1.00% A	.92%	.86%	.83%	1.10%	1.10%
Expenses net of all reductions	.99% A	.91%	.84%	.81%	1.08%	1.09%
Net investment income (loss)	.27% A	.39% H	(.12)%	.25%	.01%	(.44)%
Supplemental Data
Net assets, end of period (in millions)	$ 594	$ 644	$ 945	$ 906	$ 712	$ 1,850
Portfolio turnover rate G	81% A	198%	141%	244%	199%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L The amount shown reflects certain reclassifications related to book to tax differences.

Advisor Stock Selector Mid Cap - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.30	$ 19.41	$ 15.89	$ 10.64	$ 27.16	$ 26.31
Income from Investment Operations
Net investment income (loss) E	.01	.04 H	(.05)	.01	(.03)	(.17)
Net realized and unrealized gain (loss)	1.26	(.15) I	3.59	5.24	(13.08)	3.04
Total from investment operations	1.27	(.11)	3.54	5.25	(13.11)	2.87
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	-	(.02) K	-	(3.41)	(2.02)
Total distributions	(.04)	-	(.02)	-	(3.41)	(2.02)
Net asset value, end of period	$ 20.53	$ 19.30	$ 19.41	$ 15.89	$ 10.64	$ 27.16
Total Return B,C,D	6.62%	(.57)%	22.31%	49.34%	(55.14)%	11.73%
Ratios to Average Net Assets F,J
Expenses before reductions	1.19% A	1.11%	1.03%	1.02%	1.28%	1.30%
Expenses net of fee waivers, if any	1.19% A	1.11%	1.03%	1.02%	1.28%	1.30%
Expenses net of all reductions	1.18% A	1.10%	1.01%	.99%	1.27%	1.29%
Net investment income (loss)	.08% A	.20% H	(.30)%	.07%	(.17)%	(.63)%
Supplemental Data
Net assets, end of period (in millions)	$ 770	$ 871	$ 1,282	$ 1,520	$ 1,368	$ 3,946
Portfolio turnover rate G	81% A	198%	141%	244%	199%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The amount shown reflects certain reclassifications related to book to tax differences.

Advisor Stock Selector Mid Cap - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 17.94	$ 18.15	$ 14.93	$ 10.05	$ 25.80	$ 25.06
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07) H	(.15)	(.06)	(.15)	(.32)
Net realized and unrealized gain (loss)	1.18	(.14) I	3.37	4.94	(12.38)	2.92
Total from investment operations	1.13	(.21)	3.22	4.88	(12.53)	2.60
Distributions from net realized gain	-	-	-	-	(3.22)	(1.86)
Net asset value, end of period	$ 19.07	$ 17.94	$ 18.15	$ 14.93	$ 10.05	$ 25.80
Total Return B,C,D	6.30%	(1.16)%	21.57%	48.56%	(55.43)%	11.08%
Ratios to Average Net Assets F,J
Expenses before reductions	1.78% A	1.71%	1.63%	1.59%	1.89%	1.91%
Expenses net of fee waivers, if any	1.78% A	1.71%	1.63%	1.59%	1.89%	1.91%
Expenses net of all reductions	1.78% A	1.70%	1.61%	1.57%	1.88%	1.90%
Net investment income (loss)	(.51)% A	(.40)% H	(.90)%	(.51)%	(.78)%	(1.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 28	$ 75	$ 131	$ 162	$ 621
Portfolio turnover rate G	81% A	198%	141%	244%	199%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Advisor Stock Selector Mid Cap - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 17.95	$ 18.15	$ 14.93	$ 10.05	$ 25.82	$ 25.09
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07) H	(.14)	(.06)	(.14)	(.30)
Net realized and unrealized gain (loss)	1.17	(.13) I	3.36	4.94	(12.37)	2.91
Total from investment operations	1.13	(.20)	3.22	4.88	(12.51)	2.61
Distributions from net realized gain	-	-	-	-	(3.26)	(1.88)
Net asset value, end of period	$ 19.08	$ 17.95	$ 18.15	$ 14.93	$ 10.05	$ 25.82
Total Return B,C,D	6.30%	(1.10)%	21.57%	48.56%	(55.39)%	11.13%
Ratios to Average Net Assets F,J
Expenses before reductions	1.73% A	1.66%	1.60%	1.58%	1.85%	1.86%
Expenses net of fee waivers, if any	1.73% A	1.66%	1.60%	1.58%	1.85%	1.86%
Expenses net of all reductions	1.73% A	1.65%	1.58%	1.55%	1.84%	1.85%
Net investment income (loss)	(.46)% A	(.35)% H	(.86)%	(.50)%	(.74)%	(1.19)%
Supplemental Data
Net assets, end of period (in millions)	$ 144	$ 150	$ 189	$ 186	$ 161	$ 486
Portfolio turnover rate G	81% A	198%	141%	244%	199%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Advisor Stock Selector Mid Cap - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.01	$ 20.02	$ 16.40	$ 10.92	$ 27.81	$ 26.90
Income from Investment Operations
Net investment income (loss) D	.06	.14 G	.04	.08	.07	(.04)
Net realized and unrealized gain (loss)	1.29	(.15) H	3.69	5.40	(13.41)	3.11
Total from investment operations	1.35	(.01)	3.73	5.48	(13.34)	3.07
Distributions from net investment income	(.17)	-	(.08) J	-	-	-
Distributions from net realized gain	-	-	(.03) J	-	(3.55)	(2.16)
Total distributions	(.17)	-	(.11)	-	(3.55)	(2.16)
Net asset value, end of period	$ 21.19	$ 20.01	$ 20.02	$ 16.40	$ 10.92	$ 27.81
Total Return B,C	6.83%	(.05)%	22.86%	50.18%	(54.92)%	12.29%
Ratios to Average Net Assets E,I
Expenses before reductions	.70% A	.62%	.54%	.50%	.79%	.80%
Expenses net of fee waivers, if any	.70% A	.62%	.54%	.50%	.79%	.80%
Expenses net of all reductions	.69% A	.61%	.52%	.47%	.77%	.80%
Net investment income (loss)	.57% A	.69% G	.20%	.59%	.32%	(.14)%
Supplemental Data
Net assets, end of period (in millions)	$ 209	$ 234	$ 354	$ 319	$ 267	$ 1,006
Portfolio turnover rate F	81% A	198%	141%	244%	199%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The amount shown reflects certain reclassifications related to book to tax differences.

Advisor Stock Selector Mid Cap's financial highlights should be read in conjunction with the financial statements audited by Deloitte & Touche LLP contained in the fund's Annual Report to Shareholders and the unaudited financial statements contained in the fund's Semi-Annual Report to Shareholders, which are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Advisor Growth Strategies' financial highlights for the fiscal year ended November 30, 2011, which are included in the fund's Prospectus and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders.

Mid Cap Growth's financial highlights for the fiscal year ended January 31, 2012, which are included in the fund's Prospectus and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders.

The financial highlights audited by PricewaterhouseCoopers LLP and Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

VOTING INFORMATION

Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trusts' Boards of Trustees to be used at each Meeting. The purpose of each Meeting is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about September 19, 2012. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the trusts. In addition, D.F. King & Co., Inc. may be paid on a per-call basis to solicit shareholders by telephone on behalf of Advisor Growth Strategies and Mid Cap Growth. Advisor Growth Strategies and Mid Cap Growth may also arrange to have votes recorded by telephone. D.F. King & Co., Inc. may be paid on a per-call basis for vote-by-phone solicitations on behalf of Advisor Growth Strategies and Mid Cap Growth. The approximate anticipated cost of these services is as follows:

Fund Name	Estimated aggregate cost for D.F. King & Co., Inc. to call and solicit votes	Estimated aggregate cost for D.F. King & Co., Inc. to receive votes over the phone
Advisor Growth Strategies	$ 66,000	$ 1,000
Mid Cap Growth	$ 132,000	$ 2,000

If a fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

Each of Advisor Growth Strategies and Mid Cap Growth will pay its applicable portion of the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations with respect to the fund's Meeting, provided the expenses do not exceed a class's existing voluntary expense cap set forth below. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

Advisor Growth Strategies	Expense Cap
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%
Mid Cap Growth	Expense Cap
Class A*	1.25%
Class T*	1.50%
Class B*	2.00%
Class C*	2.00%
Institutional Class*	1.00%
Fidelity Mid Cap Growth Fund	1.25%

* Fidelity Advisor Mid Cap Growth Fund: Class A, Class T, Class B, Class C, and Institutional Class are classes of Mid Cap Growth.

Each of Advisor Growth Strategies and Mid Cap Growth will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. The costs are allocated between the funds based on the number of shareholder accounts in each fund. The costs are allocated on a pro rata basis to each class of a fund based on the net assets of each class relative to the total net assets of the fund.

For a free copy of Advisor Growth Strategies or Advisor Stock Selector Mid Cap's annual reports for the fiscal year ended November 30, 2011 and semiannual reports for the fiscal period ended May 31, 2012 call 1-877-208-0098 or write to FDC at 100 Salem Street, Smithfield, Rhode Island 02917.

For a free copy of Mid Cap Growth's annual report for the fiscal year ended January 31, 2012 and semiannual report for the fiscal period ended July 31, 2012, once available, call 1-800-544-8544, log-on to www.fidelity.com, or write to FDC at 100 Salem Street, Smithfield, Rhode Island 02917.

Record Date; Quorum; and Method of Tabulation

Shareholders of record as of the close of business on September 17, 2012 will be entitled to vote at the Meeting of the fund in which they hold shares. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.

If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later-dated proxy card, by the trust's receipt of a subsequent valid telephonic or internet vote, or by attending a fund's Meeting and voting in person.

All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to each Meeting, and that are not revoked, will be voted at each Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card, it will be voted FOR the matters specified on the proxy card. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum, as will broker non-votes. (Broker non-votes are shares for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.)

With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.

One-third of each fund's outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the applicable Meeting. For each Meeting, if a quorum is not present, or if a quorum is present but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted AGAINST the proposed adjournment. For Mid Cap Growth, please visit www.fidelity.com/proxies to determine the status of this scheduled Meeting.

FMR has advised the trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at each Meeting FOR each proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

Share Ownership

As of July 31, 2012, shares of each class of each fund issued and outstanding were as follows:

	Number of Shares
Advisor Growth Strategies: Class A	1,181,278
Advisor Growth Strategies: Class T	1,566,631
Advisor Growth Strategies: Class B	205,047
Advisor Growth Strategies: Class C	524,101
Advisor Growth Strategies: Institutional Class	47,467
Mid Cap Growth: Class A	787,791
Mid Cap Growth: Class T	406,513
Mid Cap Growth: Class B	52,889
Mid Cap Growth: Class C	447,371
Mid Cap Growth: Institutional Class	74,141
Mid Cap Growth: Retail Class	18,037,274
Advisor Stock Selector Mid Cap: Class A	28,473,723
Advisor Stock Selector Mid Cap: Class T	36,260,426
Advisor Stock Selector Mid Cap: Class B	1,159,817
Advisor Stock Selector Mid Cap: Class C	7,334,203
Advisor Stock Selector Mid Cap: Institutional Class	7,599,710
Advisor Stock Selector Mid Cap: Retail Class	11,093

As of July 31, 2012, approximately 1.94% of Advisor Growth Strategies's and 1.19% of Advisor Stock Selector Mid Cap's total outstanding shares was held by FMR and/or another entity or entities of which FMR LLC is the ultimate parent. By virtue of his ownership interest in FMR LLC, Mr. Edward C. Johnson 3d may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of Advisor Growth Strategies's and Advisor Stock Selector Mid Cap's shares, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of July 31, 2012, the following owned of record and/or beneficially 5% or more of each class's outstanding shares:

Class Name	Owner Name	City	State	Ownership %
Fidelity Advisor Stock Selector Mid Cap Fund: Class A	Morgan Stanley & Co Inc.	Jersey City	NJ	10.84%
Fidelity Advisor Stock Selector Mid Cap Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	8.37%
Fidelity Advisor Stock Selector Mid Cap Fund: Class A	LPL Financial	Boston	MA	5.47%
Fidelity Advisor Stock Selector Mid Cap Fund: Class A	BankAmerica Corp.	Jacksonville	FL	5.30%
Fidelity Advisor Stock Selector Mid Cap Fund: Class A	Nationwide Financial	Columbus	OH	5.02%
Fidelity Advisor Stock Selector Mid Cap Fund: Class T	Paychex Securities Corporation	West Henrietta	NY	8.43%
Fidelity Advisor Stock Selector Mid Cap Fund: Class T	Principal Financial Group	Des Moines	IA	5.14%
Fidelity Advisor Stock Selector Mid Cap Fund: Class B	Citigroup, Inc.	Long Island City	NY	26.89%
Fidelity Advisor Stock Selector Mid Cap Fund: Class B	BankAmerica Corp.	Jacksonville	FL	8.25%
Fidelity Advisor Stock Selector Mid Cap Fund: Class B	LPL Financial	Boston	MA	5.29%
Fidelity Advisor Stock Selector Mid Cap Fund: Class C	BankAmerica Corp.	Jacksonville	FL	10.48%
Fidelity Advisor Stock Selector Mid Cap Fund: Class C	Wells Fargo Bank	Charlotte	NC	7.86%
Fidelity Advisor Stock Selector Mid Cap Fund: Class C	Morgan Stanley & Co Inc.	Jersey City	NJ	5.23%
Fidelity Advisor Stock Selector Mid Cap Fund: Institutional Class	New Hampshire Higher Education	Boston	MA	31.34%
Fidelity Advisor Stock Selector Mid Cap Fund: Institutional Class	Principal Financial Group	Des Moines	IA	16.69%
Fidelity Advisor Stock Selector Mid Cap Fund: Institutional Class	Morgan Stanley & Co Inc.	Jersey City	NJ	10.51%
Fidelity Advisor Stock Selector Mid Cap Fund: Institutional Class	Citrix Systems, Inc.	Fort Lauderdale	FL	8.74%
Fidelity Advisor Stock Selector Mid Cap Fund: Institutional Class	First National Bank & Trust Co. of Newtown	Newtown	PA	5.64%
Fidelity Stock Selector Mid Cap Fund*	FIMM LLC	Boston	MA	41.05%
Fidelity Stock Selector Mid Cap Fund*	Lillis	Spotsylvania	VA	16.01%
Fidelity Stock Selector Mid Cap Fund*	Texas Children's Hospital	Houston	TX	9.48%
Fidelity Advisor Growth Strategies Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	6.07%
Fidelity Advisor Growth Strategies Fund: Class T	ADP	Roseland	NJ	56.87%
Fidelity Advisor Growth Strategies Fund: Class T	Paychex Securities Corporation	West Henrietta	NY	8.50%
Fidelity Advisor Growth Strategies Fund: Class B	Wells Fargo Bank	Charlotte	NC	8.53%
Fidelity Advisor Growth Strategies Fund: Class B	Genworth Financial Securities Corporation	Schaumburg	IL	6.43%
Fidelity Advisor Growth Strategies Fund: Class B	LPL Financial	Boston	MA	5.48%
Fidelity Advisor Growth Strategies Fund: Class C	BankAmerica Corp.	Jacksonville	FL	12.86%
Fidelity Advisor Growth Strategies Fund: Institutional Class	Mid Atlantic Capital Corporation	Pittsburgh	PA	47.81%
Fidelity Advisor Growth Strategies Fund: Institutional Class	BankAmerica Corp.	Jacksonville	FL	12.81%
Fidelity Advisor Growth Strategies Fund: Institutional Class	Independent Financial Partners	Tampa	FL	11.51%
Fidelity Advisor Growth Strategies Fund: Institutional Class	Guardian Insurance & Annuity Company, Inc.	New York	NY	11.06%
Fidelity Advisor Mid Cap Growth Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	15.12%
Fidelity Advisor Mid Cap Growth Fund: Class A	Westminster Financial Securities, Inc.	Vandalia	OH	12.12%
Fidelity Advisor Mid Cap Growth Fund: Class A	Ogilvie Security Advisors Corp.	Chicago	IL	6.08%
Fidelity Advisor Mid Cap Growth Fund: Class A	LPL Financial	Boston	MA	5.74%
Fidelity Advisor Mid Cap Growth Fund: Class T	ADP	Roseland	NJ	11.97%
Fidelity Advisor Mid Cap Growth Fund: Class T	World Equity Group, Inc.	Arlington Heights	IL	11.29%
Fidelity Advisor Mid Cap Growth Fund: Class T	Jackson National	Santa Monica	CA	9.76%
Fidelity Advisor Mid Cap Growth Fund: Class T	Paychex Securities Corporation	West Henrietta	NY	6.28%
Fidelity Advisor Mid Cap Growth Fund: Class T	LPL Financial	Boston	MA	5.95%
Fidelity Advisor Mid Cap Growth Fund: Class B	Wells Fargo Bank	Charlotte	NC	7.20%
Fidelity Advisor Mid Cap Growth Fund: Class B	Wall Street Financial Group, Inc.	Fairport	NY	5.91%
Fidelity Advisor Mid Cap Growth Fund: Class B	LPL Financial	Boston	MA	5.81%
Fidelity Advisor Mid Cap Growth Fund: Class B	BankAmerica Corp.	Jacksonville	FL	5.39%
Fidelity Advisor Mid Cap Growth Fund: Class B	Ameriprise Financial Corporation	Minneapolis	MN	5.10%
Fidelity Advisor Mid Cap Growth Fund: Class B	Questar Capital Corp.	Minneapolis	MN	5.01%
Fidelity Advisor Mid Cap Growth Fund: Class C	LPL Financial	Boston	MA	9.93%
Fidelity Advisor Mid Cap Growth Fund: Class C	BankAmerica Corp.	Jacksonville	FL	7.50%
Fidelity Advisor Mid Cap Growth Fund: Class C	TFS Securities Inc.	Lincroft	NJ	6.87%
Fidelity Advisor Mid Cap Growth Fund: Class C	Paychex Securities Corporation	West Henrietta	NY	5.50%
Fidelity Advisor Mid Cap Growth Fund: Institutional Class	Cadaret Grant & Company, Inc.	Manlius	NY	22.21%
Fidelity Advisor Mid Cap Growth Fund: Institutional Class	BankAmerica Corp.	Jacksonville	FL	19.06%
Fidelity Advisor Mid Cap Growth Fund: Institutional Class	First Heartland Capital, Inc.	Lake Saint Louis	MO	9.13%
Fidelity Advisor Mid Cap Growth Fund: Institutional Class	Ameriprise Financial Corporation	Minneapolis	MN	6.41%
Fidelity Advisor Mid Cap Growth Fund: Institutional Class	Cetera Financial Group	El Segundo	CA	5.81%
Fidelity Advisor Mid Cap Growth Fund: Institutional Class	Morgan Stanley & Co Inc.	Jersey City	NJ	5.59%

* The ownership information shown above is for a class of shares of the fund.

As of July 31, 2012, approximately 25.46% of Advisor Growth Stategies's total outstanding shares was held of record and/or beneficially by ADP, Roseland, NJ.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

To the knowledge of each trust, no other shareholder owned of record and/or beneficially 5% or more of the outstanding shares of each fund on that date.


Required Vote

Approval of each Reorganization requires the affirmative vote of a "majority of the outstanding voting securities" of the specific fund involved in that Reorganization. Under the 1940 Act, the vote of a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at each Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN and broker non-votes will have the same effect as votes cast AGAINST a proposal.

Other Business

The Board knows of no business other than the matters set forth in this Proxy Statement to be brought before each Meeting. However, if any other matters properly come before each Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of Advisor Stock Selector Mid Cap shares have been passed upon by Dechert LLP, counsel to Advisor Series I.

Experts

The financial statements of Advisor Growth Strategies are incorporated by reference into the Statement of Additional Information and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders for the fiscal year ended November 30, 2011. The unaudited financial statements for Advisor Growth Strategies for the six-month period ended May 31, 2012 are also incorporated by reference into the Statement of Additional Information. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

The financial statements of Mid Cap Growth are incorporated by reference into the Statement of Additional Information and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders for the fiscal year ended January 31, 2012. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

The financial statements of Advisor Stock Selector Mid Cap are incorporated by reference into the Statement of Additional Information and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders for the fiscal year ended November 30, 2011. The unaudited financial statements for Advisor Stock Selector Mid Cap for the six-month period ended May 31, 2012 are also incorporated by reference into the Statement of Additional Information. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Securities Fund and Devonshire Trust, in care of Fidelity Investments Institutional Operations Company, Inc., 100 Salem St., Smithfield, RI, 02197, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

EXHIBIT 1

Form of Agreement and Plan of Reorganization of
Fidelity Advisor® Growth Strategies Fund

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of [___], by and between Fidelity Securities Fund, a Massachusetts business trust, on behalf of its series Fidelity Advisor® Growth Strategies Fund (the Acquired Fund), and Fidelity Advisor Series I, a Massachusetts business trust, on behalf of its series Fidelity Advisor Stock Selector Mid Cap Fund (the Acquiring Fund). Fidelity Securities Fund and Fidelity Advisor Series I may be referred to herein collectively as the "Trusts" or each individually as a "Trust." The Trusts are duly organized business trusts under the laws of the Commonwealth of Massachusetts with their principal place of business at 82 Devonshire Street, Boston, Massachusetts 02109. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the "Funds" or each individually as the "Fund."

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund's liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the "Reorganization."

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a) The Acquired Fund is a series of the Acquired Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectuses and Statement of Additional Information of the Acquired Fund dated January 28, 2012, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at November 30, 2011, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended May 31, 2012. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund's results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its Statement of Assets and Liabilities as of November 30, 2011 and those incurred in the ordinary course of the Acquired Fund's business as an investment company since November 30, 2011;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by the Acquiring Fund Trust on Form N-14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund's officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on November 30, 2012 and for the taxable year ending on the Closing Date;

(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Fund's Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund's portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund's portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a) The Acquiring Fund is a series of the Acquiring Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Acquiring Fund Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectuses and Statements of Additional Information of the Acquiring Fund, dated January 28, 2012, as supplemented, previously furnished to the Acquired Fund did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at November 30, 2011, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and have been furnished to the Acquired Fund together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended May 31, 2012. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund's results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its Statement of Assets and Liabilities as of November 30, 2011 and those incurred in the ordinary course of the Acquiring Fund's business as an investment company since November 30, 2011;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund's officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on November 30, 2012 and for the taxable year including the Closing Date;

(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund's Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;

(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund's liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund's liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders' shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund's Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds' transfer agent opening accounts on the Acquiring Fund's share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund Shares thereto. Each Acquired Fund shareholder's account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund Shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund's share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than that of the registered holder on the Acquired Fund's books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4. VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c) The net asset value per share of the Acquiring Fund Shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Acquiring Fund Shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then-current Acquiring Fund Prospectuses and Statements of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5. FEES; EXPENSES.

(a) The Acquired Fund shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement, provided that they do not exceed the fund's or each class's expense cap. Expenses exceeding the fund's or each class's expense cap, as applicable, will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities).

(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund, provided that they do not exceed the fund's or each class's expense cap. Expenses exceeding the fund's or each class's expense cap, as applicable, will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities).

(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 82 Devonshire Street, Boston, Massachusetts, as of the Valuation Time on January 11, 2013, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7. SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.

(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a) That the Acquired Fund furnishes to the Acquiring Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Acquired Fund Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That the Acquired Fund furnishes the Acquiring Fund with copies of the resolutions, certified by an authorized officer of the Acquired Fund Trust, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund's investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That the Acquired Fund shall deliver to the Acquiring Fund at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security's adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on the Acquired Fund's behalf by its Treasurer or Assistant Treasurer;

(e) That the Acquired Fund's custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund's assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian's knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f) That the Acquired Fund's transfer agent shall deliver to the Acquiring Fund at the Closing a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;

(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;

(h) That the Acquired Fund delivers to the Acquiring Fund a certificate of an authorized officer of the Acquired Fund Trust, dated as of the Closing Date, that there has been no material adverse change in the Acquired Fund's financial position since November 30, 2011, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That the Acquiring Fund furnishes to the Acquired Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Acquiring Fund Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund's Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, and including "no action" positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i) The Reorganization will constitute a tax-free reorganization under Section 368(a) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi) The Acquiring Fund's holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix) An Acquired Fund shareholder's holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

 (a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions, and provided further that during the period between shareholder approval and the Closing Date, the Acquired Fund may temporarily depart from its 80% name test policy to facilitate aligning its investments with the Acquiring Fund in preparation for the Closing;

(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares; and

(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund's shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of each Fund's Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund's Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

[SIGNATURE LINES OMITTED]

EXHIBIT 2

Form of Agreement and Plan of Reorganization of
Fidelity® Mid Cap Growth Fund

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of [____], by and between Fidelity Devonshire Trust, a Massachusetts business trust, on behalf of its series Fidelity® Mid Cap Growth Fund (the Acquired Fund), and Fidelity Advisor Series I, a Massachusetts business trust, on behalf of its series Fidelity Advisor® Stock Selector Mid Cap Fund (the Acquiring Fund). Fidelity Devonshire Trust and Fidelity Advisor Series I may be referred to herein collectively as the "Trusts" or each individually as a "Trust." The Trusts are duly organized business trusts under the laws of the Commonwealth of Massachusetts with their principal place of business at 82 Devonshire Street, Boston, Massachusetts 02109. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the "Funds" or each individually as the "Fund."

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund's liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the "Reorganization."

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a) The Acquired Fund is a series of the Acquired Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectuses and Statements of Additional Information of the Acquired Fund dated March 31, 2012, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at January 31, 2012, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund's results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its Statement of Assets and Liabilities as of January 31, 2012 and those incurred in the ordinary course of the Acquired Fund's business as an investment company since January 31, 2012;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by the Acquiring Fund Trust on Form N-14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund's officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Fund's Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund's portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund's portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a) The Acquiring Fund is a series of the Acquiring Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Acquiring Fund Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectuses and Statements of Additional Information of the Acquiring Fund, dated January 28, 2012, as supplemented, previously furnished to the Acquired Fund did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at November 30, 2011, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and have been furnished to the Acquired Fund together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended May 31, 2012. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund's results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its Statement of Assets and Liabilities as of November 30, 2011 and those incurred in the ordinary course of the Acquiring Fund's business as an investment company since November 30, 2011;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund's officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on November 30, 2012 and for its taxable year including the Closing Date;

(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund's Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;

(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund's liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund's liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders' shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund's Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds' transfer agent opening accounts on the Acquiring Fund's share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund Shares thereto. Each Acquired Fund shareholder's account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund Shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund's share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than that of the registered holder on the Acquired Fund's books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4. VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c) The net asset value per share of the Acquiring Fund Shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Acquiring Fund Shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then-current Acquiring Fund Prospectuses and Statements of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5. FEES; EXPENSES.

(a) The Acquired Fund shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement, provided that they do not exceed the fund's or each class's expense cap. Expenses exceeding the fund's or each class's expense cap, as applicable, will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities).

(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund, provided that they do not exceed the fund's or each class's expense cap. Expenses exceeding the fund's or each class's expense cap, as applicable, will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities).

(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 82 Devonshire Street, Boston, Massachusetts, as of the Valuation Time on January 11, 2013, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7. SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.

(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a) That the Acquired Fund furnishes to the Acquiring Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Acquired Fund Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That the Acquired Fund furnishes the Acquiring Fund with copies of the resolutions, certified by an authorized officer of the Acquired Fund Trust, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund's investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That the Acquired Fund shall deliver to the Acquiring Fund at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security's adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on the Acquired Fund's behalf by its Treasurer or Assistant Treasurer;

(e) That the Acquired Fund's custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund's assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian's knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f) That the Acquired Fund's transfer agent shall deliver to the Acquiring Fund at the Closing a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;

(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;

(h) That the Acquired Fund delivers to the Acquiring Fund a certificate of an authorized officer of the Acquired Fund Trust, dated as of the Closing Date, that there has been no material adverse change in the Acquired Fund's financial position since January 31, 2012, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That the Acquiring Fund furnishes to the Acquired Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Acquiring Fund Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund's Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, and including "no action" positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i) The Reorganization will constitute a tax-free reorganization under Section 368(a) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi) The Acquiring Fund's holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix) An Acquired Fund shareholder's holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

 (a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions, and provided further that during the period between shareholder approval and the Closing Date, the Acquired Fund may temporarily depart from its 80% name test policy to facilitate aligning its investments with the Acquiring Fund in preparation for the Closing;

(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares; and

(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund's shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of each Fund's Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund's Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

[SIGNATURE LINES OMITTED]

Attachment 1

The following tables show the fees and expenses of Advisor Growth Strategies and Advisor Stock Selector Mid Cap for the 12 months ended May, 31, 2012, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 1 is approved. Sales charges, if applicable, are paid directly to FDC, each fund's distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.

Class A
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	None	None

A Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.77%	0.32%	0.32%
Total annual operating expenses	1.45%	1.00%	1.00%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Class T
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	None	None

A Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) fees	0.50%	0.50%	0.50%
Other expenses	0.81%	0.25%	0.26%
Total annual operating expenses	1.74%	1.18%	1.19%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Class B
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	5.00%A	5.00%A	5.00%A
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	None	None

A Declines over 6 years from 5.00% to 0%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.76%	0.34%	0.35%
Total annual operating expenses	2.19%	1.77%	1.78%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Class C
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	None	None

A On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.76%	0.30%	0.31%
Total annual operating expenses	2.19%	1.73%	1.74%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	None	None

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.65%	0.26%	0.26%
Total annual operating expenses	1.08%	0.69%	0.69%

A Based on estimated expenses for the 12 months ended May 31, 2012.

The following tables show the fees and expenses of Mid Cap Growth and Advisor Stock Selector Mid Cap for the 12 months ended May, 31, 2012, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 2 is approved. Sales charges, if applicable, are paid directly to FDC, each fund's distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.

Class A
Shareholder Fees (fees paid directly from your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	None	None

A Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.38%	0.43%	0.44%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.41%	0.32%	0.32%
Total annual operating expenses	1.04%	1.00%	1.01%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Class T
Shareholder Fees (fees paid directly from your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	None	None

A Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.38%	0.43%	0.44%
Distribution and/or Service (12b-1) fees	0.50%	0.50%	0.50%
Other expenses	0.46%	0.25%	0.26%
Total annual operating expenses	1.34%	1.18%	1.20%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Class B
Shareholder Fees (fees paid directly from your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	5.00%A	5.00%A	5.00%A
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	None	None

A Declines over 6 years from 5.00% to 0%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.38%	0.43%	0.44%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.41%	0.34%	0.35%
Total annual operating expenses	1.79%	1.77%	1.79%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Class C
Shareholder Fees (fees paid directly from your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	None	None

A On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.38%	0.43%	0.44%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.41%	0.30%	0.31%
Total annual operating expenses	1.79%	1.73%	1.75%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	None	None

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.38%	0.43%	0.44%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.28%	0.26%	0.26%
Total annual operating expenses	0.66%	0.69%	0.70%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Retail Class
Shareholder Fees (fees paid directly from your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	None	None

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Mid Cap Growth	Advisor Stock Selector Mid CapA	Advisor Stock Selector Mid Cap Pro forma CombinedB
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.38%	0.43%	0.44%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.40%	0.31%	0.34%
Total annual operating expenses	0.78%	0.74%	0.78%

A Fidelity Stock Selector Mid Cap Fund, a retail class of the fund, commenced operations on June 6, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended May 31, 2012.

Attachment 2

The following table illustrates the expenses on a hypothetical $10,000 investment in Advisor Growth Strategies and Advisor Stock Selector Mid Cap under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1, assuming a 5% annual return if only Proposal 1 is approved. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

Advisor Growth Strategies

Class A

Class T

Class B

Class C

Institutional Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 714	$ 714	$ 521	$ 521	$ 722	$ 222	$ 322	$ 222	$ 110
3 years	$ 1,007	$ 1,007	$ 879	$ 879	$ 985	$ 685	$ 685	$ 685	$ 343
5 years	$ 1,322	$ 1,322	$ 1,261	$ 1,261	$ 1,375	$ 1,175	$ 1,175	$ 1,175	$ 595
10 years	$ 2,210	$ 2,210	$ 2,330	$ 2,330	$ 2,249	$ 2,249	$ 2,524	$ 2,524	$ 1,317

Advisor Stock Selector Mid Cap

Class A

Class T

Class B

Class C

Institutional Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 671	$ 671	$ 466	$ 466	$ 680	$ 180	$ 276	$ 176	$ 70
3 years	$ 875	$ 875	$ 712	$ 712	$ 857	$ 557	$ 545	$ 545	$ 221
5 years	$ 1,096	$ 1,096	$ 976	$ 976	$ 1,159	$ 959	$ 939	$ 939	$ 384
10 years	$ 1,729	$ 1,729	$ 1,732	$ 1,732	$ 1,786	$ 1,786	$ 2,041	$ 2,041	$ 859

Advisor Stock Selector Mid Cap Pro forma Combined

Class A

Class T

Class B

Class C

Institutional Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 671	$ 671	$ 467	$ 467	$ 681	$ 181	$ 277	$ 177	$ 70
3 years	$ 875	$ 875	$ 715	$ 715	$ 860	$ 560	$ 548	$ 548	$ 221
5 years	$ 1,096	$ 1,096	$ 981	$ 981	$ 1,164	$ 964	$ 944	$ 944	$ 384
10 years	$ 1,729	$ 1,729	$ 1,743	$ 1,743	$ 1,793	$ 1,793	$ 2,052	$ 2,052	$ 859

The following table illustrates the expenses on a hypothetical $10,000 investment in Mid Cap Growth and Advisor Stock Selector Mid Cap under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1, assuming a 5% annual return if only Proposal 2 is approved. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

Mid Cap Growth

Class A

Class T

Class B

Class C

Institutional Class

Retail Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 675	$ 675	$ 482	$ 482	$ 682	$ 182	$ 282	$ 182	$ 67	$ 80
3 years	$ 887	$ 887	$ 760	$ 760	$ 863	$ 563	$ 563	$ 563	$ 211	$ 249
5 years	$ 1,116	$ 1,116	$ 1,058	$ 1,058	$ 1,170	$ 970	$ 970	$ 970	$ 368	$ 433
10 years	$ 1,773	$ 1,773	$ 1,906	$ 1,906	$ 1,815	$ 1,815	$ 2,105	$ 2,105	$ 822	$ 966

Advisor Stock Selector Mid Cap

Class A

Class T

Class B

Class C

Institutional Class

Retail ClassA

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 671	$ 671	$ 466	$ 466	$ 680	$ 180	$ 276	$ 176	$ 70	$ 76
3 years	$ 875	$ 875	$ 712	$ 712	$ 857	$ 557	$ 545	$ 545	$ 221	$ 237
5 years	$ 1,096	$ 1,096	$ 976	$ 976	$ 1,159	$ 959	$ 939	$ 939	$ 384	$ 411
10 years	$ 1,729	$ 1,729	$ 1,732	$ 1,732	$ 1,786	$ 1,786	$ 2,041	$ 2,041	$ 859	$ 918

A Fidelity Stock Selector Mid Cap Fund, a retail class of the fund, commenced operations on June 6, 2012. Expenses have been adjusted to reflect current fees.

Advisor Stock Selector Mid Cap Pro forma Combined

Class A

Class T

Class B

Class C

Institutional Class

Retail ClassA

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 672	$ 672	$ 468	$ 468	$ 682	$ 182	$ 278	$ 178	$ 72	$ 80
3 years	$ 878	$ 878	$ 718	$ 718	$ 863	$ 563	$ 551	$ 551	$ 224	$ 249
5 years	$ 1,101	$ 1,101	$ 987	$ 987	$ 1,170	$ 970	$ 949	$ 949	$ 390	$ 433
10 years	$ 1,740	$ 1,740	$ 1,754	$ 1,754	$ 1,804	$ 1,804	$ 2,062	$ 2,062	$ 871	$ 966

A Fidelity Stock Selector Mid Cap Fund, a retail class of the fund, commenced operations on June 6, 2012. Expenses have been adjusted to reflect current fees.

Attachment 3

The following tables show the fees and expenses of Advisor Growth Strategies, Mid Cap Growth, and Advisor Stock Selector Mid Cap for the 12 months ended May 31, 2012, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to both Reorganizations but excluding performance adjustments for all three funds.

Class A
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA	NoneA
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	0.75%	None	None

A Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee	0.61%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%	0.25%
Other expenses	0.77%	0.41%	0.32%	0.31%
Total annual operating expenses	1.63%	1.22%	1.13%	1.12%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Class T
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA	NoneA
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	0.75%	None	None

A Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee	0.61%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.50%	0.50%	0.50%	0.50%
Other expenses	0.81%	0.46%	0.25%	0.25%
Total annual operating expenses	1.92%	1.52%	1.31%	1.31%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Class B
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	5.00%A	5.00%A	5.00%A	5.00%A
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	0.75%	None	None

A Declines over 6 years from 5.00% to 0%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee	0.61%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%	1.00%
Other expenses	0.76%	0.41%	0.34%	0.34%
Total annual operating expenses	2.37%	1.97%	1.90%	1.90%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Class C
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A	1.00%A
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	0.75%	None	None

A On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee	0.61%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%	1.00%
Other expenses	0.76%	0.41%	0.30%	0.30%
Total annual operating expenses	2.37%	1.97%	1.86%	1.86%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	0.75%	None	None

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee	0.61%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	None	None	None	None
Other expenses	0.65%	0.28%	0.26%	0.26%
Total annual operating expenses	1.26%	0.84%	0.82%	0.82%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Retail Class
Shareholder Fees (fees paid directly from your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	None	None

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Mid Cap Growth	Advisor Stock Selector Mid CapA	Advisor Stock Selector Mid Cap Pro forma CombinedB
Management fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.40%	0.31%	0.33%
Total annual operating expenses	0.96%	0.87%	0.89%

A Fidelity Stock Selector Mid Cap Fund, a retail class of the fund, commenced operations on June 6, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended May 31, 2012.

The following tables show the fees and expenses of Advisor Growth Strategies and Advisor Stock Selector Mid Cap for the 12 months ended May 31, 2012, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 1 is approved but excluding performance adjustments for both funds. Sales charges, if applicable, are paid directly to FDC, each fund's distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.

Class A
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	None	None

A Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee	0.61%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.77%	0.32%	0.32%
Total annual operating expenses	1.63%	1.13%	1.13%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Class T
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	None	None

A Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee	0.61%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.50%	0.50%	0.50%
Other expenses	0.81%	0.25%	0.26%
Total annual operating expenses	1.92%	1.31%	1.32%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Class B
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	5.00%A	5.00%A	5.00%A
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	None	None

A Declines over 6 years from 5.00% to 0%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee	0.61%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.76%	0.34%	0.35%
Total annual operating expenses	2.37%	1.90%	1.91%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Class C
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	None	None

A On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee	0.61%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.76%	0.30%	0.31%
Total annual operating expenses	2.37%	1.86%	1.87%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	None	None	None

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Advisor Growth Strategies	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee	0.61%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.65%	0.26%	0.26%
Total annual operating expenses	1.26%	0.82%	0.82%

A Based on estimated expenses for the 12 months ended May 31, 2012.

The following tables show the fees and expenses of Mid Cap Growth and Advisor Stock Selector Mid Cap for the 12 months ended May 31, 2012, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 2 is approved but excluding performance adjustments for both funds. Sales charges, if applicable, are paid directly to FDC, each fund's distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.

Class A
Shareholder Fees (fees paid directly from your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	None	None

A Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.41%	0.32%	0.32%
Total annual operating expenses	1.22%	1.13%	1.13%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Class T
Shareholder Fees (fees paid directly from your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	None	None

A Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.50%	0.50%	0.50%
Other expenses	0.46%	0.25%	0.26%
Total annual operating expenses	1.52%	1.31%	1.32%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Class B
Shareholder Fees (fees paid directly from your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	5.00%A	5.00%A	5.00%A
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	None	None

A Declines over 6 years from 5.00% to 0%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.41%	0.34%	0.35%
Total annual operating expenses	1.97%	1.90%	1.91%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Class C
Shareholder Fees (fees paid directly from your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	None	None

A On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.41%	0.30%	0.31%
Total annual operating expenses	1.97%	1.86%	1.87%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	None	None

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma CombinedA
Management fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.28%	0.26%	0.26%
Total annual operating expenses	0.84%	0.82%	0.82%

A Based on estimated expenses for the 12 months ended May 31, 2012.

Retail Class
Shareholder Fees (fees paid directly from your investment)

	Mid Cap Growth	Advisor Stock Selector Mid Cap	Advisor Stock Selector Mid Cap Pro forma Combined
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	None	None

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Mid Cap Growth	Advisor Stock Selector Mid CapA	Advisor Stock Selector Mid Cap Pro forma CombinedB
Management fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.40%	0.31%	0.34%
Total annual operating expenses	0.96%	0.87%	0.90%

A Fidelity Stock Selector Mid Cap Fund, a retail class of the fund, commenced operations on June 6, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended May 31, 2012.

Attachment 4

The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 3 (which excludes performance adjustments for all three funds), assuming a 5% annual return. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

Advisor Growth Strategies


Class A

Class T

Class B

Class C

Institutional Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 731	$ 731	$ 538	$ 538	$ 740	$ 240	$ 340	$ 240	$ 128
3 years	$ 1,060	$ 1,060	$ 932	$ 932	$ 1,039	$ 739	$ 739	$ 739	$ 400
5 years	$ 1,411	$ 1,411	$ 1,350	$ 1,350	$ 1,465	$ 1,265	$ 1,265	$ 1,265	$ 692
10 years	$ 2,397	$ 2,397	$ 2,515	$ 2,515	$ 2,436	$ 2,436	$ 2,706	$ 2,706	$ 1,523

Mid Cap Growth


Class A

Class T

Class B

Class C

Institutional Class

Retail Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 692	$ 692	$ 499	$ 499	$ 700	$ 200	$ 300	$ 200	$ 86	$ 98
3 years	$ 940	$ 940	$ 813	$ 813	$ 918	$ 618	$ 618	$ 618	$ 268	$ 306
5 years	$ 1,207	$ 1,207	$ 1,150	$ 1,150	$ 1,262	$ 1,062	$ 1,062	$ 1,062	$ 466	$ 531
10 years	$ 1,967	$ 1,967	$ 2,099	$ 2,099	$ 2,011	$ 2,011	$ 2,296	$ 2,296	$ 1,037	$ 1,178

Advisor Stock Selector Mid Cap


Class A

Class T

Class B

Class C

Institutional Class

Retail ClassA

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 684	$ 684	$ 479	$ 479	$ 693	$ 193	$ 289	$ 189	$ 84	$ 89
3 years	$ 913	$ 913	$ 751	$ 751	$ 897	$ 597	$ 585	$ 585	$ 262	$ 278
5 years	$ 1,161	$ 1,161	$ 1,043	$ 1,043	$ 1,226	$ 1,026	$ 1,006	$ 1,006	$ 455	$ 482
10 years	$ 1,871	$ 1,871	$ 1,874	$ 1,874	$ 1,928	$ 1,928	$ 2,180	$ 2,180	$ 1,014	$ 1,073

A Fidelity Stock Selector Mid Cap Fund, a retail class of the fund, commenced operations on June 6, 2012. Expense have been adjusted to reflect current fees.

Advisor Stock Selector Mid Cap Pro forma Combined


Class A

Class T

Class B

Class C

Institutional Class

Retail ClassA

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 683	$ 683	$ 479	$ 479	$ 693	$ 193	$ 289	$ 189	$ 84	$ 91
3 years	$ 911	$ 911	$ 751	$ 751	$ 897	$ 597	$ 585	$ 585	$ 262	$ 284
5 years	$ 1,156	$ 1,156	$ 1,043	$ 1,043	$ 1,226	$ 1,026	$ 1,006	$ 1,006	$ 455	$ 493
10 years	$ 1,860	$ 1,860	$ 1,874	$ 1,874	$ 1,924	$ 1,924	$ 2,180	$ 2,180	$ 1,014	$ 1,096

A Fidelity Stock Selector Mid Cap Fund, a retail class of the fund, commenced operations on June 6, 2012.

The following table illustrates the expenses on a hypothetical $10,000 investment in Advisor Growth Strategies and Advisor Stock Selector Mid Cap under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 3 (which excludes performance adjustments for both funds), assuming a 5% annual return if only Proposal 1 is approved. This table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

Advisor Growth Strategies


Class A

Class T

Class B

Class C

Institutional Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 731	$ 731	$ 538	$ 538	$ 740	$ 240	$ 340	$ 240	$ 128
3 years	$ 1,060	$ 1,060	$ 932	$ 932	$ 1,039	$ 739	$ 739	$ 739	$ 400
5 years	$ 1,411	$ 1,411	$ 1,350	$ 1,350	$ 1,465	$ 1,265	$ 1,265	$ 1,265	$ 692
10 years	$ 2,397	$ 2,397	$ 2,515	$ 2,515	$ 2,436	$ 2,436	$ 2,706	$ 2,706	$ 1,523

Advisor Stock Selector Mid Cap


Class A

Class T

Class B

Class C

Institutional Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 684	$ 684	$ 479	$ 479	$ 693	$ 193	$ 289	$ 189	$ 84
3 years	$ 913	$ 913	$ 751	$ 751	$ 897	$ 597	$ 585	$ 585	$ 262
5 years	$ 1,161	$ 1,161	$ 1,043	$ 1,043	$ 1,226	$ 1,026	$ 1,006	$ 1,006	$ 455
10 years	$ 1,871	$ 1,871	$ 1,874	$ 1,874	$ 1,928	$ 1,928	$ 2,180	$ 2,180	$ 1,014

Advisor Stock Selector Mid Cap Pro forma Combined


Class A

Class T

Class B

Class C

Institutional Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 684	$ 684	$ 480	$ 480	$ 694	$ 194	$ 290	$ 190	$ 84
3 years	$ 913	$ 913	$ 754	$ 754	$ 900	$ 600	$ 588	$ 588	$ 262
5 years	$ 1,161	$ 1,161	$ 1,048	$ 1,048	$ 1,232	$ 1,032	$ 1,011	$ 1,011	$ 455
10 years	$ 1,871	$ 1,871	$ 1,885	$ 1,885	$ 1,935	$ 1,935	$ 2,190	$ 2,190	$ 1,014

The following table illustrates the expenses on a hypothetical $10,000 investment in Mid Cap Growth and Advisor Stock Selector Mid Cap under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 3 (which excludes performance adjustments for both funds), assuming a 5% annual return if only Proposal 2 is approved. This table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

Mid Cap Growth


Class A

Class T

Class B

Class C

Institutional Class

Retail Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 692	$ 692	$ 499	$ 499	$ 700	$ 200	$ 300	$ 200	$ 86	$ 98
3 years	$ 940	$ 940	$ 813	$ 813	$ 918	$ 618	$ 618	$ 618	$ 268	$ 306
5 years	$ 1,207	$ 1,207	$ 1,150	$ 1,150	$ 1,262	$ 1,062	$ 1,062	$ 1,062	$ 466	$ 531
10 years	$ 1,967	$ 1,967	$ 2,099	$ 2,099	$ 2,011	$ 2,011	$ 2,296	$ 2,296	$ 1,037	$ 1,178

Advisor Stock Selector Mid Cap


Class A

Class T

Class B

Class C

Institutional Class

Retail ClassA

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 684	$ 684	$ 479	$ 479	$ 693	$ 193	$ 289	$ 189	$ 84	$ 89
3 years	$ 913	$ 913	$ 751	$ 751	$ 897	$ 597	$ 585	$ 585	$ 262	$ 278
5 years	$ 1,161	$ 1,161	$ 1,043	$ 1,043	$ 1,226	$ 1,026	$ 1,006	$ 1,006	$ 455	$ 482
10 years	$ 1,871	$ 1,871	$ 1,874	$ 1,874	$ 1,928	$ 1,928	$ 2,180	$ 2,180	$ 1,014	$ 1,073

A Fidelity Stock Selector Mid Cap Fund, a retail class of the fund, commenced operations on June 6, 2012. Expenses have been adjusted to reflect current fees.

Advisor Stock Selector Mid Cap Pro forma Combined


Class A

Class T

Class B

Class C

Institutional Class

Retail ClassA

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 684	$ 684	$ 480	$ 480	$ 694	$ 194	$ 290	$ 190	$ 84	$ 92
3 years	$ 913	$ 913	$ 754	$ 754	$ 900	$ 600	$ 588	$ 588	$ 262	$ 287
5 years	$ 1,161	$ 1,161	$ 1,048	$ 1,048	$ 1,232	$ 1,032	$ 1,011	$ 1,011	$ 455	$ 498
10 years	$ 1,871	$ 1,871	$ 1,885	$ 1,885	$ 1,935	$ 1,935	$ 2,190	$ 2,190	$ 1,014	$ 1,108

A Fidelity Stock Selector Mid Cap Fund, a retail class of the fund, commenced operations on June 6, 2012. Expenses have been adjusted to reflect current fees.

Attachment 5

The following table shows the capitalization of Advisor Growth Strategies, Mid Cap Growth, and Advisor Stock Selector Mid Cap as of May 31, 2012, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization if both Proposal 1 and Proposal 2 are approved.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Advisor Growth StrategiesA
Class A	$ 10,793,706	$ 8.95	1,205,910
Class T	$ 13,787,715	$ 8.70	1,585,609
Class B	$ 1,809,229	$ 8.24	219,602
Class C	$ 4,510,670	$ 8.24	547,311
Institutional Class	$ 474,976	$ 9.24	51,400
Mid Cap GrowthB
Class A	$ 9,329,443	$ 11.68	799,042
Class T	$ 4,701,019	$ 11.54	407,394
Class B	$ 696,813	$ 11.30	61,682
Class C	$ 5,094,467	$ 11.30	450,775
Institutional Class	$ 1,648,345	$ 11.83	139,282
Retail Class	$ 232,411,612	$ 11.80	19,688,434
Advisor Stock Selector Mid Cap
Class A	$ 593,884,799	$ 20.33	29,215,481
Class T	$ 769,700,711	$ 20.53	37,495,544
Class B	$ 23,572,697	$ 19.07	1,236,215
Class C	$ 143,912,405	$ 19.08	7,542,091
Institutional Class	$ 209,016,727	$ 21.19	9,861,726
Retail ClassC	$ 0	$ 0	0
Advisor Stock Selector Mid Cap Pro Forma Combined Fund
Class A	$ 614,007,948	$ 20.33	30,205,306
Class T	$ 788,189,445	$ 20.53	38,396,116
Class B	$ 26,078,739	$ 19.07	1,367,628
Class C	$ 153,517,542	$ 19.08	8,045,505
Institutional Class	$ 211,140,048	$ 21.19	9,961,930
Retail ClassC	$ 232,411,612	$ 20.33D	11,431,953

A Estimated proxy related costs of $7,000 will be fully reimbursed pursuant to FMR's voluntary expense cap arrangement.

B Net assets have been adjusted to reflect the estimated one time costs associated with the Fund's reorganization proxy statement/prospectus costs of $14,000.

C Fidelity Stock Selector Mid Cap Fund, a retail class of the fund, commenced operations on June 6, 2012.

D The initial NAV per share used within this table represents Class A's NAV as of May 31, 2012.

Fidelity Advisor and Fidelity are registered service marks of FMR LLC. © 2012 FMR LLC. All rights reserved.

The third party marks appearing above are the marks of their respective owners.

1.944791.100 ASKD-PXS-0912

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
(formerly Fidelity Advisor Mid Cap Fund)
Class A, Class T, Class B, and Class C
January 28, 2012
Prospectus

Effective March 6, 2012, Michael Valentine no longer serves as a co-manager of the fund. All references to Mr. Valentine are no longer applicable.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 6.

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-18.56%	44.01%	16.00%	8.38%	13.26%	9.68%	-52.33%	46.78%	23.95%	-5.10%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.06%	June 30, 2009
Lowest Quarter Return	-30.15%	December 31, 2008
Year-to-Date Return	9.68%	June 30, 2012
MC-12-02  September 19, 2012
1.756202.133

Effective March 6, 2012, the following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Rayna Lesser (co-manager) has managed the fund since February 2012.

The following information replaces the biographical information for Michael Valentine found in the "Fund Management" section on page 24.

Rayna Lesser is co-manager of the fund, which she has managed since February 2012. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Lesser has worked as an analyst, portfolio assistant and portfolio manager.

Fidelity Advisor® Stock Selector Mid Cap Fund (formerly Fidelity Advisor Mid Cap Fund)

Class/Ticker
A/FMCDX	T/FMCAX	B/FMCBX	C/FMCEX

Prospectus

January 28, 2012

Contents

Fund Summary	(Click Here)	Fidelity Advisor® Stock Selector Mid Cap Fund
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Exchanging Shares
	(Click Here)	Account Features and Policies
	(Click Here)	Dividends and Capital Gain Distributions
	(Click Here)	Tax Consequences
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Financial Highlights
	(Click Here)	Additional Information about the Index

Prospectus

Fund Summary

Fund/Class:
Fidelity Advisor® Stock Selector Mid Cap Fund/A, T, B, C

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class B

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	5.00%B	1.00%C

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B Declines over 6 years from 5.00% to 0%.

C On Class C shares redeemed less than one year after purchase.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.36%	0.36%	0.36%	0.36%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.31%	0.25%	0.35%	0.30%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual operating expensesA	0.94%	1.13%	1.73%	1.68%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Prospectus

Fund Summary - continued

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 665	$ 665	$ 461	$ 461	$ 676	$ 176	$ 271	$ 171
3 years	$ 857	$ 857	$ 697	$ 697	$ 845	$ 545	$ 530	$ 530
5 years	$ 1,065	$ 1,065	$ 950	$ 950	$ 1,139	$ 939	$ 913	$ 913
10 years	$ 1,663	$ 1,663	$ 1,677	$ 1,677	$ 1,734	$ 1,734	$ 1,987	$ 1,987

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 198% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in stocks of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Prospectus

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Prospectus

Fund Summary - continued

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-18.56%	44.01%	16.00%	8.38%	13.26%	9.68%	-52.33%	46.78%	23.95%	-5.10%

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	24.06%	June 30, 2009
Lowest Quarter Return	-30.15%	December 31, 2008

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	-10.55%	-3.18%	3.58%
Return After Taxes on Distributions	-10.62%	-3.80%	2.81%
Return After Taxes on Distributions and Sale of Fund Shares	-6.77%	-2.77%	3.00%
Class T - Return Before Taxes	-8.54%	-2.89%	3.64%
Class B - Return Before Taxes	-10.53%	-3.11%	3.62%
Class C - Return Before Taxes	-6.71%	-2.74%	3.43%
S&P Mid Cap 400® Index (reflects no deduction for fees, expenses, or taxes)	-1.73%	3.32%	7.04%

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Prospectus

Portfolio Manager(s)

Monty Kori (co-manager), Shadman Riaz (co-manager), Gordon Scott (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), Michael Valentine (co-manager), Patrick Venanzi (co-manager), and Samuel Wald (co-manager) have managed the fund since March 2011.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, Class B, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments in Class B shares. Any purchase order for Class B shares of the fund (other than from an existing Class B shareholder pursuant to an exchange or the reinvestment of dividends and capital gain distributions paid on Class B shares) will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge.

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). Your shares will be sold at the NAV next calculated after your order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

After a maximum of seven years from the initial purchase date, Class B shares convert automatically to Class A shares of the fund at NAV.

Prospectus

Fund Summary - continued

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

The fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in stocks of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the S&P MidCap 400 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's sector allocations will approximate the sector weightings of the S&P MidCap 400 Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Prospectus

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Prospectus

Fund Basics - continued

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following policy is fundamental, that is, subject to change only by shareholder approval:

The fund seeks long-term growth of capital.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

The fund normally invests at least 80% of its assets in stocks of companies with medium market capitalizations.

Valuing Shares

The fund is open for business each day the NYSE is open.

A class's NAV is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing each class's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

Shares of open-end funds in which the fund may invest (referred to as underlying funds) are valued at their respective NAVs. The fund's NAV is calculated using the values of any underlying funds in which it invests. Other assets (as well as assets held by an underlying Fidelity non-money market fund) are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in FMR's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by FMR in accordance with applicable fair value pricing policies. For example, if, in FMR's opinion, a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by FMR in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. Assets held by an underlying Fidelity money market fund are valued on the basis of amortized cost.

Prospectus

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a fund's NAV by short-term traders.

Although the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

General Information

Subject to certain limited exceptions described below, the fund no longer accepts investments in Class B shares. Existing Class B shareholders may continue (i) to hold their Class B shares (including any Class B shares acquired pursuant to an exchange or the reinvestment of dividends and capital gain distributions), (ii) to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund, and (iii) to add to their accounts through the reinvestment of dividends and capital gain distributions paid on Class B shares (including through the Directed Dividends® option), in each case until those Class B shares automatically convert to Class A shares under the existing conversion schedule. Any purchase order for Class B shares of the fund (other than pursuant to an exchange or the reinvestment of dividends and capital gain distributions) will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares, including Class B shares, in all eligible accounts. For more information, please see the Fund Distribution section of the prospectus.

You may buy or sell Class A, Class T, Class B, or Class C shares of the fund through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class A, Class T, Class B, or Class C shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A, Class T, Class B, or Class C shares of the fund, including a transaction fee if you buy or sell Class A, Class T, Class B, or Class C shares of the fund through a broker or other investment professional.

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

Excessive Trading Policy

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Prospectus

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in the fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity fund's Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Prospectus

Shareholder Information - continued

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Prospectus

Other Information about the Excessive Trading Policy

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

The price to buy one share of Class A or Class T is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class B or Class C is its NAV. Class B or Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

The offering price of Class A or Class T is its NAV plus the sales charge. The offering price is calculated by dividing Class A's or Class T's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class T is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Your investment professional can help you choose the class of shares that best suits your investment needs.

Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Prospectus

Shareholder Information - continued

There is no minimum balance or purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity systematic withdrawal service, or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Purchase and balance minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable CDSC.

Any applicable CDSC is calculated based on your original redemption amount.

Your shares will be sold at the NAV next calculated after your order is received in proper form, minus any applicable CDSC. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Prospectus

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus any applicable CDSC. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address;
  When you are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

To sell shares issued with certificates, call Fidelity for instructions. The fund no longer issues share certificates.

Prospectus

Shareholder Information - continued

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund.

As a Class T shareholder, you have the privilege of exchanging Class T shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund.

As a Class B shareholder, you have the privilege of exchanging Class B shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares or for Advisor C Class shares of Treasury Fund.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Any exchanges of Class A, Class T, Class B, and Class C shares are not subject to a CDSC.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Prospectus

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features may be available to buy and sell shares of the fund. Visit www.advisor.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

• To transfer money between a bank account and your fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of shares.
- Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

• To make contributions from your fund account to your Fidelity Advisor IRA.

• To sell shares of a Fidelity money market fund and simultaneously to buy shares of a Fidelity fund that offers Advisor classes of shares.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of the fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

Prospectus

Shareholder Information - continued

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your fund balance falls below $1,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus any applicable CDSC, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in December and January.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

Prospectus

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds. Your capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2010, FMR had approximately $1.2 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of December 31, 2010, FMRC had approximately $658.7 billion in discretionary assets under management.

Other investment advisers assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2010, FMR U.K. had approximately $16.1 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of FMR.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2010, FMR H.K. had approximately $2.7 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of FMR.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of FMR.

Monty Kori is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Gordon Scott is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

Prospectus

Fund Services - continued

Douglas Simmons is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Mr. Simmons has worked as a portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Pierre Sorel is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager. He is a also a member of FMR's Stock Selector Large Cap Group.

Michael Valentine is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2005, Mr. Valentine has worked as a research analyst and portfolio manager.

Patrick Venanzi is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Venanzi has worked as a research analyst and portfolio manager.

Samuel Wald is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Kori, Riaz, Scott, Simmons, Sorel, Valentine, Venanzi, and Wald.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to the S&P MidCap 400 Index.

Management fee	=	Basic fee	+/-	Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

Prospectus

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For November 2011, the group fee rate was 0.26%. The individual fund fee rate is 0.30%.

The basic fee for the fiscal year ended November 30, 2011, was 0.56% of the fund's average net assets.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund's performance to that of the S&P MidCap 400 Index.

For the purposes of calculating the performance adjustment for the fund, the fund's investment performance will be based on the performance of Institutional Class of the fund. To the extent that Class A, Class T, Class B, and Class C have higher expenses, this could result in Class A, Class T, Class B, and Class C bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered.

The performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

The total management fee for the fiscal year ended November 30, 2011, was 0.36% of the fund's average net assets. Because the fund's management fee rate may fluctuate, the fund's management fee may be higher or lower in the future.

FMR pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended November 30, 2011.

FMR may, from time to time, agree to reimburse a class for, or waive, management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

Intermediaries, including banks, broker-dealers, and other service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

Prospectus

Fund Services - continued

  sales charges and concessions
  distribution and/or service (12b-1) fees
  finder's fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail in this section and in the SAI.

You may pay a sales charge when you buy or sell your Class A, Class T, Class B, and Class C shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class T, Class B, and Class C shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%C
$4,000,000 but less than $25,000,000	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $5.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page (Click Here).

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Prospectus

When exchanging Class A shares of one fund for Class A shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%B

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Certain conditions and exceptions apply. See "Finder's Fees" on page (Click Here).

Investments in Class T shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class T shares of one fund for Class T shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class T shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

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Fund Services - continued

Combined Purchase. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one intermediary.

Rights of Accumulation. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, (iii) Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund acquired by exchange from any Fidelity fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor Diversified Stock Fund and Fidelity Advisor Capital Development Fund, and (v) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class T shares. The current value of your holdings will be added to your purchase of Class A or Class T shares for the purpose of qualifying for the Rights of Accumulation program. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one intermediary.

Letter of Intent. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class T purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund that had been previously exchanged from a Fidelity fund that offers Advisor classes of shares), (ii) Class B and Class C shares of any Fidelity fund that offers Advisor classes of shares, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one intermediary. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class T shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class T shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class T front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class T shares at the then-current offering price applicable to the total investment.

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Detailed information about these programs also is available on www.advisor.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class B shares may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

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From Date of Purchase
Contingent Deferred Sales ChargeA
Less than 1 year	5%
1 year to less than 2 years	4%
2 years to less than 3 years	3%
3 years to less than 4 years	3%
4 years to less than 5 years	2%
5 years to less than 6 years	1%
6 years to less than 7 yearsB	0%

A The actual CDSC you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B After a maximum of seven years, Class B shares will convert automatically to Class A shares of the fund.

When exchanging Class B shares of one fund for Class B shares of another Fidelity fund that offers Advisor classes of shares or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally bought.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Class C shares may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

The CDSC for Class A, Class T, Class B, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class T, Class B, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

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2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (1940 Act), FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's front-end sales charge on purchases of $5.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

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Fund Services - continued

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class T, Class B, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on www.advisor.fidelity.com.

Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A and Class T shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class T share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class T shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter. Accumulated account value for purposes of finder's fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund are not counted for this purpose unless acquired by exchange from any Fidelity fund that offers Advisor classes of shares. For information, see "Combined Purchase, Rights of Accumulation, and Letter of Intent Programs" above.

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Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder's fee. Finder's fees will be paid in connection with shares recordkept in a Fidelity Advisor 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege. If you have sold all or part of your Class A, Class T, or Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, or Class C shares, as applicable. If you have sold all or part of your Class B shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in Class A shares (without incurring a front-end sales charge) of the fund or another Fidelity fund that offers Advisor classes of shares at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption.

You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, or Class C shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Conversion Feature. After a maximum of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares convert automatically to Class A shares of the fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

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Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services. For purchases of Class A shares on which a finder's fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

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Class B has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class B is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class B plan, Class B pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class C has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of a class's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Fund Services - continued

In addition to the above payments, each plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services. FMR, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class A, Class T, Class B, and Class C. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

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Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Fidelity Advisor Stock Selector Mid Cap Fund - Class A

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.22	$ 15.75	$ 10.52	$ 26.93	$ 26.10
Income from Investment Operations
Net investment income (loss) C	.08 F	(.02)	.03	- I	(.12)
Net realized and unrealized gain (loss)	(.15) G	3.55	5.20	(12.94)	3.02
Total from investment operations	(.07)	3.53	5.23	(12.94)	2.90
Distributions from net investment income	-	(.03) J	-	-	-
Distributions from net realized gain	-	(.03) J	-	(3.47)	(2.07)
Total distributions	-	(.06)	-	(3.47)	(2.07)
Net asset value, end of period	$ 19.15	$ 19.22	$ 15.75	$ 10.52	$ 26.93
Total Return A,B	(.36)%	22.48%	49.71%	(55.09)%	11.97%
Ratios to Average Net Assets D,H
Expenses before reductions	.92%	.86%	.83%	1.10%	1.10%
Expenses net of fee waivers, if any	.92%	.86%	.83%	1.10%	1.10%
Expenses net of all reductions	.91%	.84%	.81%	1.08%	1.09%
Net investment income (loss)	.39% F	(.12)%	.25%	.01%	(.44)%
Supplemental Data
Net assets, end of period (in millions)	$ 644	$ 945	$ 906	$ 712	$ 1,850
Portfolio turnover rate E	198%	141%	244%	199%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J The amount shown reflects certain reclassifications related to book to tax differences.

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Fidelity Advisor Stock Selector Mid Cap Fund - Class T

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.41	$ 15.89	$ 10.64	$ 27.16	$ 26.31
Income from Investment Operations
Net investment income (loss) C	.04 F	(.05)	.01	(.03)	(.17)
Net realized and unrealized gain (loss)	(.15) G	3.59	5.24	(13.08)	3.04
Total from investment operations	(.11)	3.54	5.25	(13.11)	2.87
Distributions from net realized gain	-	(.02) I	-	(3.41)	(2.02)
Net asset value, end of period	$ 19.30	$ 19.41	$ 15.89	$ 10.64	$ 27.16
Total Return A,B	(.57)%	22.31%	49.34%	(55.14)%	11.73%
Ratios to Average Net Assets D,H
Expenses before reductions	1.11%	1.03%	1.02%	1.28%	1.30%
Expenses net of fee waivers, if any	1.11%	1.03%	1.02%	1.28%	1.30%
Expenses net of all reductions	1.10%	1.01%	.99%	1.27%	1.29%
Net investment income (loss)	.20% F	(.30)%	.07%	(.17)%	(.63)%
Supplemental Data
Net assets, end of period (in millions)	$ 871	$ 1,282	$ 1,520	$ 1,368	$ 3,946
Portfolio turnover rate E	198%	141%	244%	199%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown reflects certain reclassifications related to book to tax differences.

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Appendix - continued

Fidelity Advisor Stock Selector Mid Cap Fund - Class B

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.15	$ 14.93	$ 10.05	$ 25.80	$ 25.06
Income from Investment Operations
Net investment income (loss) C	(.07) F	(.15)	(.06)	(.15)	(.32)
Net realized and unrealized gain (loss)	(.14) G	3.37	4.94	(12.38)	2.92
Total from investment operations	(.21)	3.22	4.88	(12.53)	2.60
Distributions from net realized gain	-	-	-	(3.22)	(1.86)
Net asset value, end of period	$ 17.94	$ 18.15	$ 14.93	$ 10.05	$ 25.80
Total Return A,B	(1.16)%	21.57%	48.56%	(55.43)%	11.08%
Ratios to Average Net Assets D,H
Expenses before reductions	1.71%	1.63%	1.59%	1.89%	1.91%
Expenses net of fee waivers, if any	1.71%	1.63%	1.59%	1.89%	1.91%
Expenses net of all reductions	1.70%	1.61%	1.57%	1.88%	1.90%
Net investment income (loss)	(.40)% F	(.90)%	(.51)%	(.78)%	(1.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 75	$ 131	$ 162	$ 621
Portfolio turnover rate E	198%	141%	244%	199%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

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Fidelity Advisor Stock Selector Mid Cap Fund - Class C

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.15	$ 14.93	$ 10.05	$ 25.82	$ 25.09
Income from Investment Operations
Net investment income (loss) C	(.07) F	(.14)	(.06)	(.14)	(.30)
Net realized and unrealized gain (loss)	(.13) G	3.36	4.94	(12.37)	2.91
Total from investment operations	(.20)	3.22	4.88	(12.51)	2.61
Distributions from net realized gain	-	-	-	(3.26)	(1.88)
Net asset value, end of period	$ 17.95	$ 18.15	$ 14.93	$ 10.05	$ 25.82
Total Return A,B	(1.10)%	21.57%	48.56%	(55.39)%	11.13%
Ratios to Average Net Assets D,H
Expenses before reductions	1.66%	1.60%	1.58%	1.85%	1.86%
Expenses net of fee waivers, if any	1.66%	1.60%	1.58%	1.85%	1.86%
Expenses net of all reductions	1.65%	1.58%	1.55%	1.84%	1.85%
Net investment income (loss)	(.35)% F	(.86)%	(.50)%	(.74)%	(1.19)%
Supplemental Data
Net assets, end of period (in millions)	$ 150	$ 189	$ 186	$ 161	$ 486
Portfolio turnover rate E	198%	141%	244%	199%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Additional Information about the Index

S&P MidCap 400 Index is a market capitalization-weighted index of 400 mid cap stocks of U.S. companies chosen for market size, liquidity, and industry group representation.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03785

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Advisor, Fidelity Investments & Pyramid Design, Directed Dividends, and Fidelity Advisor Money Line are registered service marks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

1.728601.112 MC-pro-0112

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund (formerly Fidelity Advisor Mid Cap Fund)
Institutional Class
January 28, 2012
Prospectus

Michael Valentine no longer serves as a co-manager of the fund. All references to Mr. Valentine are no longer applicable.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Rayna Lesser (co-manager) has managed the fund since February 2012.

The following information replaces the similar information found in the "Buying Shares" section beginning on page 14.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

MCI-12-02  August 22, 2012
1.756201.125

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces the biographical information for Michael Valentine found in the "Fund Management" section on page 23.

Rayna Lesser is co-manager of the fund, which she has managed since February 2012. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Lesser has worked as an analyst, portfolio assistant and portfolio manager.

Fidelity Advisor® Stock Selector Mid Cap Fund (formerly Fidelity Advisor Mid Cap Fund)

Class/Ticker

Institutional/FMCCX

Prospectus

January 28, 2012

Contents

Fund Summary	(Click Here)	Fidelity Advisor® Stock Selector Mid Cap Fund
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Exchanging Shares
	(Click Here)	Account Features and Policies
	(Click Here)	Dividends and Capital Gain Distributions
	(Click Here)	Tax Consequences
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Financial Highlights
	(Click Here)	Additional Information about the Index

Prospectus

Fund Summary

Fund/Class:
Fidelity Advisor® Stock Selector Mid Cap Fund/Institutional

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.36%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.26%
Acquired fund fees and expenses	0.02%
Total annual operating expensesA	0.64%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 65
3 years	$ 205
5 years	$ 357
10 years	$ 798

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 198% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Normally investing at least 80% of assets in stocks of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Prospectus

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-18.16%	44.56%	16.45%	8.79%	13.59%	10.03%	-52.19%	47.24%	24.37%	-4.77%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.14%	June 30, 2009
Lowest Quarter Return	-30.10%	December 31, 2008

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class
Return Before Taxes	-4.77%	-1.71%	4.56%
Return After Taxes on Distributions	-4.90%	-2.36%	3.76%
Return After Taxes on Distributions and Sale of Fund Shares	-2.94%	-1.56%	3.84%
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	-1.73%	3.32%	7.04%

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Prospectus

Fund Summary - continued

Portfolio Manager(s)

Monty Kori (co-manager), Shadman Riaz (co-manager), Gordon Scott (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), Michael Valentine (co-manager), Patrick Venanzi (co-manager), and Samuel Wald (co-manager) have managed the fund since March 2011.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of Institutional Class is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

The fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in stocks of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the S&P MidCap 400® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's sector allocations will approximate the sector weightings of the S&P MidCap 400 Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Prospectus

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Prospectus

Fund Basics - continued

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following policy is fundamental, that is, subject to change only by shareholder approval:

The fund seeks long-term growth of capital.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

The fund normally invests at least 80% of its assets in stocks of companies with medium market capitalizations.

Valuing Shares

The fund is open for business each day the NYSE is open.

A class's NAV is the value of a single share. Fidelity normally calculates the class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing the class's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

Shares of open-end funds in which the fund may invest (referred to as underlying funds) are valued at their respective NAVs. The fund's NAV is calculated using the values of any underlying funds in which it invests. Other assets (as well as assets held by an underlying Fidelity non-money market fund) are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in FMR's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by FMR in accordance with applicable fair value pricing policies. For example, if, in FMR's opinion, a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by FMR in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. Assets held by an underlying Fidelity money market fund are valued on the basis of amortized cost.

Prospectus

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a fund's NAV by short-term traders.

Although the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

General Information

You may buy or sell Institutional Class shares of the fund through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Institutional Class shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Institutional Class shares of the fund, including a transaction fee if you buy or sell Institutional Class shares of the fund through a broker or other investment professional.

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

Excessive Trading Policy

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in the fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Prospectus

Shareholder Information - continued

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity fund's Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Prospectus

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

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Shareholder Information - continued

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The price to buy one share of Institutional Class is its NAV. Institutional Class shares are sold without a sales charge.

Your shares will be bought at the NAV next calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

There is no minimum balance or purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity systematic withdrawal service, (iii) investments through a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

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The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Institutional Class shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Institutional Class is its NAV.

Your shares will be sold at the NAV next calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address;

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Shareholder Information - continued

  When you are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

To sell shares issued with certificates, call Fidelity for instructions. The fund no longer issues share certificates.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Institutional Class shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity funds that offer Advisor classes of shares or for shares of Fidelity funds.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

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  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features may be available to buy and sell shares of the fund. Visit www.advisor.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

• To transfer money between a bank account and your fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of shares.
- Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and your fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

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Shareholder Information - continued

  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of the fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your fund balance falls below $1,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in December and January.

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Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for Institutional Class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in Institutional Class shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of identically registered Fidelity funds. Your capital gain distributions will be automatically invested in Institutional Class shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of identically registered Fidelity funds, automatically reinvested in additional Institutional Class shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

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Shareholder Information - continued

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

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Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2010, FMR had approximately $1.2 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of December 31, 2010, FMRC had approximately $658.7 billion in discretionary assets under management.

Other investment advisers assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2010, FMR U.K. had approximately $16.1 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of FMR.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2010, FMR H.K. had approximately $2.7 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of FMR.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of FMR.

Monty Kori is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Gordon Scott is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

Prospectus

Douglas Simmons is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Mr. Simmons has worked as a portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Pierre Sorel is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager. He is a also a member of FMR's Stock Selector Large Cap Group.

Michael Valentine is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2005, Mr. Valentine has worked as a research analyst and portfolio manager.

Patrick Venanzi is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Venanzi has worked as a research analyst and portfolio manager.

Samuel Wald is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Kori, Riaz, Scott, Simmons, Sorel, Valentine, Venanzi, and Wald.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to the S&P MidCap 400 Index.

Management fee	=	Basic fee	+/-	Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

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Fund Services - continued

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For November 2011, the group fee rate was 0.26%. The individual fund fee rate is 0.30%.

The basic fee for the fiscal year ended November 30, 2011, was 0.56% of the fund's average net assets.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund's performance to that of the S&P MidCap 400 Index.

For the purposes of calculating the performance adjustment for the fund, the fund's investment performance will be based on the performance of Institutional Class of the fund.

The performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

The total management fee for the fiscal year ended November 30, 2011, was 0.36% of the fund's average net assets. Because the fund's management fee rate may fluctuate, the fund's management fee may be higher or lower in the future.

FMR pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended November 30, 2011.

FMR may, from time to time, agree to reimburse a class for, or waive, management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Institutional Class shares.

Intermediaries, including banks, broker-dealers, and other service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of Institutional Class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary. These payments are described in more detail in this section and in the SAI.

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Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Institutional Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Institutional Class.

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of Institutional Class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Institutional Class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.02	$ 16.40	$ 10.92	$ 27.81	$ 26.90
Income from Investment Operations
Net investment income (loss) B	.14 E	.04	.08	.07	(.04)
Net realized and unrealized gain (loss)	(.15) F	3.69	5.40	(13.41)	3.11
Total from investment operations	(.01)	3.73	5.48	(13.34)	3.07
Distributions from net investment income	-	(.08) H	-	-	-
Distributions from net realized gain	-	(.03) H	-	(3.55)	(2.16)
Total distributions	-	(.11)	-	(3.55)	(2.16)
Net asset value, end of period	$ 20.01	$ 20.02	$ 16.40	$ 10.92	$ 27.81
Total Return A	(.05)%	22.86%	50.18%	(54.92)%	12.29%
Ratios to Average Net Assets C,G
Expenses before reductions	.62%	.54%	.50%	.79%	.80%
Expenses net of fee waivers, if any	.62%	.54%	.50%	.79%	.80%
Expenses net of all reductions	.61%	.52%	.47%	.77%	.80%
Net investment income (loss)	.69% E	.20%	.59%	.32%	(.14)%
Supplemental Data
Net assets, end of period (in millions)	$ 234	$ 354	$ 319	$ 267	$ 1,006
Portfolio turnover rate D	198%	141%	244%	199%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The amount shown reflects certain reclassifications related to book to tax differences.

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Appendix - continued

Additional Information about the Index

S&P MidCap 400 Index is a market capitalization-weighted index of 400 mid cap stocks of U.S. companies chosen for market size, liquidity, and industry group representation.

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IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03785

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Advisor, Fidelity Investments & Pyramid Design, Fidelity Advisor Money Line, and Directed Dividends are registered service marks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

1.728602.112 MCI-pro-0112

Fidelity Advisor® Stock Selector Mid Cap Fund

Class/Ticker

Fidelity® Stock Selector Mid Cap Fund/FSSMX

In this prospectus, the term "shares" (as it relates to the fund) means the class of shares offered through this prospectus.

Prospectus

June 4, 2012

Contents

Fund Summary	(Click Here)	Fidelity Advisor® Stock Selector Mid Cap Fund
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Exchanging Shares
	(Click Here)	Features and Policies
	(Click Here)	Dividends and Capital Gain Distributions
	(Click Here)	Tax Consequences
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Additional Information about the Index

Prospectus

Fund Summary

Fund/Class:
Fidelity Advisor® Stock Selector Mid Cap Fund/Fidelity® Stock Selector Mid Cap Fund

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.36%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.31%
Acquired fund fees and expensesA	0.02%
Total annual operating expenses	0.69%

A Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Prospectus

Fund Summary - continued

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 198% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in stocks of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Prospectus

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for the class of shares offered through this prospectus after the class has been in operation for one calendar year.

Year-by-Year ReturnsA

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-18.16%	44.56%	16.45%	8.79%	13.59%	10.03%	-52.19%	47.24%	24.37%	-4.77%

During the periods shown in the chart for Institutional Class:	Returns	Quarter ended
Highest Quarter Return	24.14%	June 30, 2009
Lowest Quarter Return	-30.10%	December 31, 2008
Year-to-Date Return	15.28%	March 31, 2012

A The returns shown above are for Institutional Class, which is not offered through this prospectus. Fidelity Stock Selector Mid Cap Fund would have substantially similar annual returns to Institutional Class because the classes are invested in the same portfolio of securities. Fidelity Stock Selector Mid Cap Fund's returns would differ from Institutional Class's returns to the extent that the classes do not have the same expenses.

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class
Return Before Taxes	-4.77%	-1.71%	4.56%
Return After Taxes on Distributions	-4.90%	-2.36%	3.76%
Return After Taxes on Distributions and Sale of Fund Shares	-2.94%	-1.56%	3.84%
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	-1.73%	3.32%	7.04%

A The returns shown above are for Institutional Class, which is not offered through this prospectus. Fidelity Stock Selector Mid Cap Fund would have substantially similar annual returns to Institutional Class because the classes are invested in the same portfolio of securities. Fidelity Stock Selector Mid Cap Fund's returns would differ from Institutional Class's returns to the extent that the classes do not have the same expenses.

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Monty Kori (co-manager), Shadman Riaz (co-manager), Gordon Scott (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), Patrick Venanzi (co-manager), and Samuel Wald (co-manager) have managed the fund since March 2011.

Rayna Lesser (co-manager)has managed the fund since February 2012.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

Prospectus

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

The fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in stocks of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the S&P MidCap 400® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's sector allocations will approximate the sector weightings of the S&P MidCap 400 Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Prospectus

Fund Basics - continued

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Prospectus

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following policy is fundamental, that is, subject to change only by shareholder approval:

The fund seeks long-term growth of capital.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

The fund normally invests at least 80% of its assets in stocks of companies with medium market capitalizations.

Valuing Shares

The fund is open for business each day the NYSE is open.

The fund's NAV is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing the fund's NAV. Fidelity calculates net asset value separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

Shares of open-end funds in which the fund may invest (referred to as underlying funds) are valued at their respective NAVs. The fund's NAV is calculated using the values of any underlying funds in which it invests. Other assets (as well as assets held by an underlying Fidelity non-money market fund) are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in FMR's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by FMR in accordance with applicable fair value pricing policies. For example, if, in FMR's opinion, a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by FMR in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. Assets held by an underlying Fidelity money market fund are valued on the basis of amortized cost.

Prospectus

Fund Basics - continued

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a fund's NAV by short-term traders.

Although the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

You may buy or sell shares of a fund through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares of a fund (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares of the fund through a retirement account (such as an IRA or an account funded through salary deductions) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity retirement products. If you buy or sell shares of a fund through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features and policies may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares of the fund through a non-Fidelity broker or other investment professional.

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

Excessive Trading Policy

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Prospectus

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in the fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity fund's Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Prospectus

Shareholder Information - continued

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Prospectus

Other Information about the Excessive Trading Policy

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

The price to buy one share of the fund is its NAV. The fund's shares are sold without a sales charge.

Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

There is no minimum balance or purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity systematic withdrawal service. In addition, the fund may waive or lower purchase minimums in other circumstances.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Prospectus

Shareholder Information - continued

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of the fund is its NAV.

Your shares will be sold at the NAV next calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address;
  When you are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

Prospectus

  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for more than one year, the check may be invested in additional shares of the fund at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund, read its prospectus.
  The fund you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Prospectus

Shareholder Information - continued

Features and Policies

Features

The following features may be available to buy and sell shares of the fund or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

• To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.
- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

Automatic Transactions: periodic (automatic) transactions

• To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.

• To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.

• To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of the fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 770001, Cincinnati, Ohio 45277-0002.

Prospectus

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000 in shares. It is expected that fund balances will be valued after November 1 but prior to December 31 of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use certain regular investment plans.

If your fund balance falls below $2,000 worth of shares ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts) for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Prospectus

Shareholder Information - continued

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in December and January.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for shares of the fund:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for more than six months, your check(s) may be invested in additional shares of the fund at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Prospectus

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2011, FMR had approximately $1.0 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of December 31, 2011, FMRC had approximately $606.9 billion in discretionary assets under management.

Other investment advisers assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2011, FMR U.K. had approximately $13.4 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of FMR.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2011, FMR H.K. had approximately $7.1 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of FMR.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of FMR.

Monty Kori is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

Rayna Lesser is co-manager of the fund, which she has managed since February 2012. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Lesser has worked as an analyst, portfolio assistant and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since March 2011. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Prospectus

Fund Services - continued

Gordon Scott is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

Douglas Simmons is co-manager of the fund, which he has managed since March 2011. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Simmons has worked as a portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Pierre Sorel is co-manager of the fund, which he has managed since March 2011. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager. He is a also a member of FMR's Stock Selector Large Cap Group.

Patrick Venanzi is co-manager of the fund, which he has managed since March 2011. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Venanzi has worked as a research analyst and portfolio manager.

Samuel Wald is co-manager of the fund, which he has managed since March 2011. He also manages other funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Kori, Riaz, Scott, Simmons, Sorel, Venanzi, and Wald, and Ms. Lesser.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to the S&P MidCap 400 Index.

Management fee	=	Basic fee	+/-	Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

Prospectus

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For November 2011, the group fee rate was 0.26%. The individual fund fee rate is 0.30%.

The basic fee for the fiscal year ended November 30, 2011, was 0.56% of the fund's average net assets.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund's performance to that of the S&P MidCap 400 Index.

For the purposes of calculating the performance adjustment for the fund, the fund's investment performance will be based on the performance of Institutional Class of the fund.

The performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

The total management fee for the fiscal year ended November 30, 2011, was 0.36% of the fund's average net assets. Because the fund's management fee rate may fluctuate, the fund's management fee may be higher or lower in the future.

FMR pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended November 30, 2011.

FMR may, from time to time, agree to reimburse a class for, or waive, management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes the fund's shares.

Intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of shares of the fund. These payments are described in more detail in this section and in the SAI.

Prospectus

Fund Services - continued

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for shares of the fund.

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of a class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Additional Information about the Index

S&P MidCap 400 Index is a market capitalization-weighted index of 400 mid cap stocks of U.S. companies chosen for market size, liquidity, and industry group representation.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03785

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Advisor, Fidelity, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC.

The third-party marks appearing above are the marks of their respective owners.

1.940894.101 SKD-PRO-0612

Fidelity Advisor Growth Strategies Fund

(A Series of Fidelity Securities Fund)

Fidelity Mid Cap Growth Fund

(A Series of Fidelity Devonshire Trust)

Fidelity Advisor Stock Selector Mid Cap Fund

(A Series of Fidelity Advisor Series I)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

September 19, 2012

This Statement of Additional Information (SAI), relates to the proposed acquisition of Fidelity Advisor Growth Strategies Fund (Advisor Growth Strategies), a fund of Fidelity Securities Fund, and Fidelity Mid Cap Growth Fund (Mid Cap Growth), a fund of Fidelity Devonshire Trust, by Fidelity Advisor Stock Selector Mid Cap Fund (Advisor Stock Selector Mid Cap), a fund of Fidelity Advisor Series I. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, Advisor Stock Selector Mid Cap will acquire all of the assets of Advisor Growth Strategies and Mid Cap Growth and assume all of Advisor Growth Strategies and Mid Cap Growth's liabilities, in exchange solely for shares of beneficial interest in Advisor Stock Selector Mid Cap.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Corporation, 100 Salem Street, Smithfield, Rhode Island, 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

  The Prospectus (Class A, Class T, Class B, and Class C) of Advisor Stock Selector Mid Cap dated January 28, 2012, which was previously filed via EDGAR (Accession No. 0000795422-12-000011).
  The Supplement to the Prospectus (Class A, Class T, Class B, and Class C) of Advisor Stock Selector Mid Cap dated September 19, 2012, which was previously filed via EDGAR (Accession No. 0000722574-12-000323).
  The Prospectus (Institutional Class) of Advisor Stock Selector Mid Cap dated January 28, 2012, which was previously filed via EDGAR (Accession No. 0000795422-12-000011).
  The Supplement to the Prospectus (Institutional Class) of Advisor Stock Selector Mid Cap dated August 22, 2012, which was previously filed via EDGAR (Accession No. 0000880195-12-000490).
  The Prospectus of Fidelity Stock Selector Mid Cap Fund, a class of shares of Advisor Stock Selector Mid Cap, dated June 4, 2012, which was previously filed via EDGAR (Accession No. 0000722574-12-000239).
  The Statement of Additional Information of Advisor Stock Selector Mid Cap (Class A, Class T, Class B, Class C, and Institutional Class) dated January 28, 2012, which was previously filed via EDGAR (Accession No. 0000795422-12-000011).
  The Supplement to the Statement of Additional Information of Advisor Stock Selector Mid Cap (Class A, Class T, Class B, Class C, and Institutional Class) dated June 5, 2012, which was previously filed via EDGAR (Accession No. 0000722574-12-000216).
  The Statement of Additional Information of Fidelity Stock Selector Mid Cap Fund, a class of shares of Advisor Stock Selector Mid Cap, dated June 4, 2012, which was previously filed via EDGAR (Accession No. 0000722574-12-000239).
  The Prospectus (Class A, Class T, Class B, and Class C) of Advisor Growth Strategies dated January 28, 2012, which was previously filed via EDGAR (Accession No. 0000225323-12-000010).
  The Supplement to the Prospectus (Class A, Class T, Class B, and Class C) of Advisor Growth Strategies dated September 19, 2012, which was previously filed via EDGAR (Accession No. 0000722574-12-000322).
  The Prospectus (Institutional Class) of Advisor Growth Strategies dated January 28, 2012, which was previously filed via EDGAR (Accession No. 0000225323-12-000010).
  The Supplement to the Prospectus (Institutional Class) of Advisor Growth Strategies dated August 22, 2012, which was previously filed via EDGAR (Accession No. 0000035341-12-000057).
  The Statement of Additional Information of Advisor Growth Strategies (Class A, Class T, Class B, Class C, and Institutional Class) dated January 28, 2012, which was previously filed via EDGAR (Accession No. 0000225323-12-000010).
  The Supplement to the Statement of Additional Information of Advisor Growth Strategies (Class A, Class T, Class B, Class C, and Institutional Class) dated June 5, 2012, which was previously filed via EDGAR (Accession No. 0000722574-12-000222).
  The Prospectus of Mid Cap Growth (retail class) dated March 31, 2012, which was previously filed via EDGAR (Accession No. 0000880195-12-000202).
  The Supplement to the Prospectus of Mid Cap Growth (retail class) dated September 19, 2012, which was previously filed via EDGAR (Accession No. 0000035341-12-000072).
  The Prospectus (Class A, Class T, Class B, Class C) of Mid Cap Growth dated March 31, 2012, which was previously filed via EDGAR (Accession No. 0000880195-12-000202).
  The Supplement to the Prospectus (Class A, Class T, Class B, Class C) of Mid Cap Growth dated June 22, 2012, which was previously filed via EDGAR (Accession No. 0000035341-12-000038).
  The Prospectus (Institutional Class) of Mid Cap Growth dated March 31, 2012, which was previously filed via EDGAR (Accession No. 0000880195-12-000202).
  The Supplement to the Prospectus (Institutional Class) of Mid Cap Growth dated August 22, 2012, which was previously filed via EDGAR (Accession No. 0000035341-12-000048).
  The Statement of Additional Information of Mid Cap Growth (retail class) dated March 31, 2012, which was previously filed via EDGAR (Accession No. 0000880195-12-000202).
  The Supplement to the Statement of Additional Information of Mid Cap Growth (retail class) dated June 5, 2012, which was previously filed via EDGAR (Accession No. 0000722574-12-000218).
  The Statement of Additional Information (Class A, Class T, Class B, Class C, and Institutional Class) of Mid Cap Growth dated March 31, 2012, which was previously filed via EDGAR (Accession No. 0000880195-12-000202).
  The Supplement to the Statement of Additional Information (Class A, Class T, Class B, Class C, and Institutional Class) of Mid Cap Growth dated June 5, 2012, which was previously filed via EDGAR (Accession No. 0000722574-12-000218).
  The Financial Statements included in the Annual Report of Advisor Stock Selector Mid Cap for the fiscal year ended November 30, 2011, which were previously filed via EDGAR (Accession No. 0000722574-12-000018).
  The Financial Statements included in the Annual Report of Advisor Growth Strategies for the fiscal year ended November 30, 2011, which were previously filed via EDGAR (Accession No. 0000722574-12-000025).
  The Financial Statements included in the Annual Report of Mid Cap Growth for the fiscal year ended January 31, 2012, which were previously filed via EDGAR (Accession No. 0000035341-12-000007).
  The Unaudited Financial Statements included in the Semiannual Report of Advisor Stock Selector Mid Cap for the fiscal period ended May 31, 2012, which were previously filed via EDGAR (Accession No. 0000880195-12-000426).
  The Unaudited Financial Statements included in the Semiannual Report of Advisor Growth Strategies for the fiscal period ended May 31, 2012, which were filed via EDGAR (Accession No. 0001022695-12-000083).
  The Unaudited Financial Statements included in the Semiannual Report of Mid Cap Growth for the fiscal period ended July 31, 2011, which were filed via EDGAR (Accession No. 0000035341-11-000058 ).

PRO FORMA FINANCIAL STATEMENTS

The Pro Forma Financial Statements for the Reorganization of Mid Cap Growth are provided on the following pages.

The pro forma financial statements required by Rule 11-01 of Regulation S-X have not been prepared and included in this Form N-14 because, as of July 31, 2012, the net asset value of Advisor Growth Strategies does not exceed ten percent (10%) of the net asset value of Advisor Stock Selector Mid Cap.

Proposal 2

Fidelity Advisor Series I: Fidelity Advisor Stock Selector Mid Cap Fund
Fidelity Devonshire Trust: Fidelity Mid Cap Growth Fund

Notes to Pro Forma Combined Financial Statements

(Unaudited)

1. Basis of Presentation:

The accompanying unaudited Pro Forma Combined Schedule of Investments and Statement of Assets and Liabilities reflect balances as of May 31, 2012 and the unaudited Pro Forma Combined Statement of Operations reflect results for the twelve months ended May 31, 2012. The pro forma financial statements are presented to show the effect of the proposed merger of Fidelity Mid Cap Growth Fund (the "Acquired Fund") into Fidelity Advisor Stock Selector Mid Cap Fund (the "Acquiring Fund"), the accounting survivor, as if the merger had occurred on the first day of the year presented (June 1, 2011). The pro forma financial statements were derived from financial statements prepared for the Acquiring Fund and Acquired Funds in accordance with generally accepted accounting principles. The pro forma financial statements should be read in conjunction with the historical financial statements which are incorporated by reference in the Statement of Additional Information ("SAI") to this Proxy Statement and Prospectus for the Fidelity Mid Cap Growth Fund and Fidelity Advisor Stock Selector Mid Cap Fund. Both the Acquired Fund and the Acquiring Fund have substantially the same accounting policies which are detailed in the reports incorporated by reference in the SAI. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

2. Security Valuation:

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

3. Merger Costs:

Fidelity Mid Cap Growth Fund will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and Proxy Statement, together with the cost of any supplementary solicitation. The estimated one time expenses related to the Reorganization for Fidelity Mid Cap Growth Fund is $14,000.

4. Share Transactions:

The pro forma net asset value per share assumes the issuance of additional shares of the Acquiring Fund which would have been issued on May 31, 2012 in connection with the proposed merger. Shareholders of the Acquired Fund would become shareholders of the Acquiring Fund receiving shares of the corresponding class of the Acquiring Fund equal to the value of their holdings in the Acquired Fund. The amount of additional shares assumed to be issued was calculated based on the May 31, 2012 net assets of the Acquired Fund and the net asset value per share of the Acquiring Fund as follows:

Fidelity Mid Cap Growth Class A
Acquired Fund pre-merger shares	799,042
Acquired Fund net assets (1)	$9,329,443
Net asset value per share Acquiring Fund	$20.33
Acquiring Fund merger shares issued	458,900
Difference between total additional shares to be issued and pre-merger Advisor Stock Selector Mid Cap Class C shares outstanding	(340,142)
Fidelity Mid Cap Growth Class T
Acquired Fund pre-merger shares	407,394
Acquired Fund net assets (1)	$4,701,019
Net asset value per share Acquiring Fund	$20.53
Acquiring Fund merger shares issued	228,983
Difference between total additional shares to be issued and pre-merger Advisor Stock Selector Mid Cap Class C shares outstanding	(178,411)
Fidelity Mid Cap Growth Class B
Acquired Fund pre-merger shares	61,682
Acquired Fund net assets (1)	$696,813
Net asset value per share Acquiring Fund	$19.07
Acquiring Fund merger shares issued	36,540
Difference between total additional shares to be issued and pre-merger Advisor Stock Selector Mid Cap Class C shares outstanding	(25,142)
Fidelity Mid Cap Growth Class C
Acquired Fund pre-merger shares	450,775
Acquired Fund net assets (1)	$5,094,467
Net asset value per share Acquiring Fund	$19.08
Acquiring Fund merger shares issued	267,006
Difference between total additional shares to be issued and pre-merger Advisor Stock Selector Mid Cap Class C shares outstanding	(183,769)
Fidelity Mid Cap Growth Institutional Class
Acquired Fund pre-merger shares	139,282
Acquired Fund net assets (1)	$1,648,345
Net asset value per share Acquiring Fund	$21.19
Acquiring Fund merger shares issued	77,789
Difference between total additional shares to be issued and pre-merger Advisor Stock Selector Mid Cap Class C shares outstanding	(61,493)
Mid Cap Growth
Acquired Fund pre-merger shares	19,688,434
Acquired Fund net assets (1)	$232,411,612
Net asset value per share Acquiring Fund	$20.33
Acquiring Fund merger shares issued	11,431,953
Difference between total additional shares to be issued and pre-merger Advisor Stock Selector Mid Cap Class C shares outstanding	(8,256,481)

(1) Reflects adjustments of $14,000 for Fidelity Mid Cap Growth Fund, for estimated one time expenses related to the Reorganization (See Note (3) in the Notes to Pro Forma Combined Financial Statements (Unaudited)).

Fidelity Advisor Series I: Fidelity Advisor Stock Selector Mid Cap Fund
Fidelity Devonshire Trust: Fidelity Mid Cap Growth Fund
Pro Forma Combined Schedule of Investments
As of May 31, 2012 (Unaudited)

	Fidelity Advisor Stock Selector Mid Cap Fund (Acquiring Fund)			Fidelity Mid Cap Growth Fund (Acquired Fund)			Fidelity Advisor Stock Selector Mid Cap Fund Pro Forma Combined
Showing percentage of net assets

	%	Shares	Value	%	Shares	Value	Percentage	Shares	Value
Common Stocks	95.3%			99.7%			95.8%
CONSUMER DISCRETIONARY	13.3%			22.3%			14.4%
Auto Components
WABCO Holdings, Inc. (a)		80,178	$ 4,150,013		27,800	$ 1,438,928		107,978	$ 5,588,941
Distributors
LKQ Corp. (a)		363,700	13,253,228		86,800	3,162,992		450,500	16,416,220
Hotels, Restaurants & Leisure
BJ's Restaurants, Inc. (a)		63,000	2,758,770		15,500	678,745		78,500	3,437,515
Buffalo Wild Wings, Inc. (a)		47,800	4,068,258		11,400	970,254		59,200	5,038,512
Domino's Pizza, Inc.		100,900	3,098,639		27,100	832,241		128,000	3,930,880
Panera Bread Co. Class A (a)		73,308	10,772,611		17,700	2,601,015		91,008	13,373,626
			20,698,278			5,082,255			25,780,533
Household Durables
Jarden Corp.		247,000	10,040,550		59,900	2,434,935		306,900	12,475,485
Newell Rubbermaid, Inc.		303,200	5,578,880		73,500	1,352,400		376,700	6,931,280
NVR, Inc. (a)		10,700	8,611,360		2,600	2,092,480		13,300	10,703,840
Tempur-Pedic International, Inc. (a)		26,300	1,215,323		6,400	295,744		32,700	1,511,067
Tupperware Brands Corp.		167,700	9,064,185		40,700	2,199,835		208,400	11,264,020
			34,510,298			8,375,394			42,885,692
Leisure Equipment & Products
Polaris Industries, Inc.		148,900	11,311,933		35,700	2,712,129		184,600	14,024,062
Multiline Retail
Dollar General Corp. (a)		100,800	4,930,128		24,300	1,188,513		125,100	6,118,641
Dollar Tree, Inc. (a)		55,600	5,736,808		13,500	1,392,930		69,100	7,129,738
			10,666,936			2,581,443			13,248,379
Specialty Retail
Abercrombie & Fitch Co. Class A		58,600	1,965,444		13,500	452,790		72,100	2,418,234
Collective Brands, Inc. (a)		339,300	7,216,911		81,000	1,722,870		420,300	8,939,781
Dick's Sporting Goods, Inc.		298,100	13,861,650		72,300	3,361,950		370,400	17,223,600
Hibbett Sports, Inc. (a)		88,200	4,941,846		21,400	1,199,042		109,600	6,140,888
Limited Brands, Inc.		81,300	3,606,468		19,800	878,328		101,100	4,484,796
O'Reilly Automotive, Inc. (a)		50,400	4,827,816		12,300	1,178,217		62,700	6,006,033
PetSmart, Inc.		301,300	19,415,772		73,100	4,710,562		374,400	24,126,334
Ross Stores, Inc.		106,000	6,702,380		25,400	1,606,042		131,400	8,308,422
rue21, Inc.		87,500	2,317,000		-	-		87,500	2,317,000
Sally Beauty Holdings, Inc. (a)		396,200	10,471,566		98,000	2,590,140		494,200	13,061,706
Signet Jewelers Ltd.		220,100	9,609,566		53,200	2,322,712		273,300	11,932,278
Tractor Supply Co.		189,000	17,265,150		46,000	4,202,100		235,000	21,467,250
Ulta Salon, Cosmetics & Fragrance, Inc.		48,100	4,298,697		11,600	1,036,692		59,700	5,335,389
Urban Outfitters, Inc. (a)		78,900	2,206,833		19,300	539,821		98,200	2,746,654
Vitamin Shoppe, Inc. (a)		86,600	4,288,432		19,900	985,448		106,500	5,273,880
Williams-Sonoma, Inc.		97,400	3,400,234		-	-		97,400	3,400,234
			116,395,765			26,786,714			143,182,479
Textiles, Apparel & Luxury Goods
PVH Corp.		121,534	9,844,254		36,100	2,924,100		157,634	12,768,354
Under Armour, Inc. Class A (sub. vtg.) (a)(d)		95,400	9,609,642		21,300	2,145,549		116,700	11,755,191
Warnaco Group, Inc. (a)		-	-		30,800	1,370,908		30,800	1,370,908
			19,453,896			6,440,557			25,894,453
TOTAL CONSUMER DISCRETIONARY			230,440,347			56,580,412			287,020,759
CONSUMER STAPLES	4.2%			6.5%			4.5%
Beverages
Beam, Inc.		111,500	6,752,440		24,300	1,471,608		135,800	8,224,048
Dr Pepper Snapple Group, Inc.		75,900	3,131,634		16,600	684,916		92,500	3,816,550
Monster Beverage Corp. (a)		282,300	20,494,980		30,300	2,199,780		312,600	22,694,760
			30,379,054			4,356,304			34,735,358
Food & Staples Retailing
United Natural Foods, Inc. (a)		118,695	6,017,837		26,200	1,328,340		144,895	7,346,177
Whole Foods Market, Inc.		67,600	5,990,036		14,600	1,293,706		82,200	7,283,742
			12,007,873			2,622,046			14,629,919
Food Products
Green Mountain Coffee Roasters, Inc. (a)(d)		215,300	5,081,080		15,700	370,520		231,000	5,451,600
Sara Lee Corp.		137,200	2,867,480		190,200	3,975,180		327,400	6,842,660
The J.M. Smucker Co.		37,600	2,878,656		8,200	627,792		45,800	3,506,448
TreeHouse Foods, Inc. (a)		89,800	5,119,498		19,500	1,111,695		109,300	6,231,193
			15,946,714			6,085,187			22,031,901
Household Products
Church & Dwight Co., Inc.		285,100	15,178,724		62,200	3,311,528		347,300	18,490,252
TOTAL CONSUMER STAPLES			73,512,365			16,375,065			89,887,430
ENERGY	5.8%			8.9%			6.2%
Energy Equipment & Services
Cameron International Corp. (a)		-	-		58,500	2,672,865		58,500	2,672,865
Dresser-Rand Group, Inc. (a)		197,863	8,682,228		25,000	1,097,000		222,863	9,779,228
Ensco PLC Class A		193,800	8,703,558		23,200	1,041,912		217,000	9,745,470
Heckmann Corp. (a)		-	-		412,927	1,395,693		412,927	1,395,693
Helmerich & Payne, Inc.		137,700	6,237,810		24,600	1,114,380		162,300	7,352,190
Patterson-UTI Energy, Inc.		496,960	7,514,035		-	-		496,960	7,514,035
Petrofac Ltd.		264,900	6,358,086		53,900	1,293,699		318,800	7,651,785
Rowan Companies PLC (a)		346,100	10,383,000		51,700	1,551,000		397,800	11,934,000
			47,878,717			10,166,549			58,045,266
Oil, Gas & Consumable Fuels
Atlas Energy LP		59,600	2,056,796		-	-		59,600	2,056,796
Atlas Pipeline Partners, LP		277,700	8,331,000		28,800	864,000		306,500	9,195,000
Cabot Oil & Gas Corp.		-	-		78,100	2,541,374		78,100	2,541,374
Cheniere Energy, Inc.		404,300	5,676,372		-	-		404,300	5,676,372
Cimarex Energy Co.		192,380	10,248,082		-	-		192,380	10,248,082
HollyFrontier Corp.		232,600	6,857,048		16,700	492,316		249,300	7,349,364
Kinder Morgan Holding Co. LLC		-	-		40,362	1,379,977		40,362	1,379,977
Kinder Morgan Holding Co. LLC warrants 2/15/17		-	-		61,696	113,922		61,696	113,922
Peabody Energy Corp.		-	-		48,500	1,132,960		48,500	1,132,960
Pioneer Natural Resources Co.		55,600	5,376,520		31,800	3,075,060		87,400	8,451,580
SM Energy Co.		193,376	10,459,708		26,300	1,422,567		219,676	11,882,275
WPX Energy, Inc.		309,400	4,538,898		100,900	1,480,203		410,300	6,019,101
			53,544,424			12,502,379			66,046,803
TOTAL ENERGY			101,423,141			22,668,928			124,092,069
FINANCIALS	20.6%			6.5%			18.8%
Capital Markets
Invesco Ltd.		387,200	8,421,600		93,800	2,040,150		481,000	10,461,750
KKR & Co. LP		479,600	5,635,300		40,100	471,175		519,700	6,106,475
TD Ameritrade Holding Corp.		464,000	7,962,240		75,900	1,302,444		539,900	9,264,684
Waddell & Reed Financial, Inc. Class A		-	-		17,500	502,425		17,500	502,425
			22,019,140			4,316,194			26,335,334
Commercial Banks
Bank of the Ozarks, Inc.		212,900	6,182,616		-	-		212,900	6,182,616
CIT Group, Inc. (a)		356,900	12,202,411		14,000	478,660		370,900	12,681,071
City National Corp.		133,500	6,632,280		-	-		133,500	6,632,280
FirstMerit Corp.		478,900	7,614,510		-	-		478,900	7,614,510
Huntington Bancshares, Inc.		2,876,700	18,813,618		-	-		2,876,700	18,813,618
Synovus Financial Corp.		2,876,400	5,493,924		-	-		2,876,400	5,493,924
			56,939,359			478,660			57,418,019
Consumer Finance
ACOM Co. Ltd.		215,140	4,163,144		-	-		215,140	4,163,144
Capital One Financial Corp.		427,200	21,945,264		18,900	970,893		446,100	22,916,157
SLM Corp.		1,087,200	15,188,184		49,600	692,912		1,136,800	15,881,096
			41,296,592			1,663,805			42,960,397
Diversified Financial Services
Interactive Brokers Group, Inc.		852,600	12,158,076		63,400	904,084		916,000	13,062,160
Insurance
Allied World Assurance Co. Holdings Ltd.		171,000	13,149,900		-	-		171,000	13,149,900
American Equity Investment Life Holding Co.		342,100	3,619,418		-	-		342,100	3,619,418
Brasil Insurance Participacoes e Administracao SA		279,300	2,368,064		12,500	105,982		291,800	2,474,046
Fairfax Financial Holdings Ltd. (sub. vtg.)		25,900	10,206,032		-	-		25,900	10,206,032
Validus Holdings Ltd.		585,700	18,379,266		50	1,569		585,750	18,380,835
			47,722,680			107,551			47,830,231
Real Estate Investment Trusts
Acadia Realty Trust (SBI)		464,100	10,381,917		-	-		464,100	10,381,917
Camden Property Trust (SBI)		268,000	17,449,480		20,053	1,305,651		288,053	18,755,131
Chesapeake Lodging Trust		284,500	5,135,225		-	-		284,500	5,135,225
Digital Realty Trust, Inc.		-	-		19,300	1,365,861		19,300	1,365,861
Douglas Emmett, Inc.		264,100	5,651,740		-	-		264,100	5,651,740
Equity One, Inc.		548,900	10,901,154		46,894	931,315		595,794	11,832,469
Essex Property Trust, Inc.		115,900	17,438,314		-	-		115,900	17,438,314
Highwoods Properties, Inc. (SBI)		301,700	9,732,842		-	-		301,700	9,732,842
National Retail Properties, Inc.		394,200	10,442,358		-	-		394,200	10,442,358
Newcastle Investment Corp.		50,000	332,000		-	-		50,000	332,000
Post Properties, Inc.		133,200	6,448,212		-	-		133,200	6,448,212
Prologis, Inc.		82,200	2,628,756		-	-		82,200	2,628,756
Rayonier, Inc.		240,950	10,353,622		35,100	1,508,247		276,050	11,861,869
SL Green Realty Corp.		234,300	17,574,843		17,600	1,320,176		251,900	18,895,019
Terreno Realty Corp.		109,800	1,561,356		-	-		109,800	1,561,356
The Macerich Co.		328,100	18,718,105		-	-		328,100	18,718,105
Ventas, Inc.		177,742	10,454,784		19,800	1,164,636		197,542	11,619,420
			155,204,708			7,595,886			162,800,594
Real Estate Management & Development
Altisource Portfolio Solutions SA		84,000	4,860,240		-	-		84,000	4,860,240
CBRE Group, Inc. (a)		270,800	4,454,660		51,335	844,461		322,135	5,299,121
			9,314,900			844,461			10,159,361
Thrifts & Mortgage Finance
Ocwen Financial Corp. (a)		821,600	13,170,248		37,300	597,919		858,900	13,768,167
TOTAL FINANCIALS			357,825,703			16,508,560			374,334,263
HEALTH CARE	9.9%			14.0%			10.4%
Biotechnology
Alexion Pharmaceuticals, Inc. (a)		75,970	6,880,603		33,200	3,006,924		109,170	9,887,527
Biogen Idec, Inc. (a)		30,000	3,922,500		11,600	1,516,700		41,600	5,439,200
ONYX Pharmaceuticals, Inc. (a)		101,000	4,623,780		25,600	1,171,968		126,600	5,795,748
Regeneron Pharmaceuticals, Inc. (a)		100,000	13,565,000		14,200	1,926,230		114,200	15,491,230
Seattle Genetics, Inc. (a)		265,000	5,162,200		57,900	1,127,892		322,900	6,290,092
Vertex Pharmaceuticals, Inc.		238,200	14,301,528		-	-		238,200	14,301,528
			48,455,611			8,749,714			57,205,325
Health Care Equipment & Supplies
IDEXX Laboratories, Inc. (a)		137,000	11,623,080		30,000	2,545,200		167,000	14,168,280
Sirona Dental Systems, Inc. (a)		94,000	4,021,320		29,400	1,257,732		123,400	5,279,052
The Cooper Companies, Inc.		157,500	13,415,850		30,200	2,572,436		187,700	15,988,286
			29,060,250			6,375,368			35,435,618
Health Care Providers & Services
Aetna, Inc.		180,000	7,360,200		42,900	1,754,181		222,900	9,114,381
Catalyst Health Solutions, Inc. (a)		85,000	7,383,950		35,100	3,049,137		120,100	10,433,087
HMS Holdings Corp. (a)		375,600	10,062,324		85,900	2,301,261		461,500	12,363,585
Humana, Inc.		99,900	7,631,361		18,100	1,382,659		118,000	9,014,020
MEDNAX, Inc. (a)		188,200	11,482,082		32,700	1,995,027		220,900	13,477,109
Omnicare, Inc.		250,000	7,880,000		64,800	2,042,496		314,800	9,922,496
VCA Antech, Inc. (a)		-	-		64,100	1,380,714		64,100	1,380,714
Wellcare Health Plans, Inc. (a)		146,200	8,255,914		25,100	1,417,397		171,300	9,673,311
			60,055,831			15,322,872			75,378,703
Health Care Technology
Merge Healthcare, Inc. (a)		-	-		57,133	134,263		57,133	134,263
SXC Health Solutions Corp.		75,000	6,891,127		-	-		75,000	6,891,127
			6,891,127			134,263			7,025,390
Pharmaceuticals
Allergan, Inc.		70,000	6,317,500		15,800	1,425,950		85,800	7,743,450
Elan Corp. PLC sponsored ADR (a)		370,000	5,165,200		82,100	1,146,116		452,100	6,311,316
Perrigo Co.		55,000	5,713,950		21,800	2,264,802		76,800	7,978,752
ViroPharma, Inc.		209,970	4,228,796		-	-		209,970	4,228,796
Watson Pharmaceuticals, Inc.		80,000	5,703,200		-	-		80,000	5,703,200
			27,128,646			4,836,868			31,965,514
TOTAL HEALTH CARE			171,591,465			35,419,085			207,010,550
INDUSTRIALS	16.4%			13.7%			16.0%
Aerospace & Defense
BE Aerospace, Inc. (a)		394,900	17,107,068		47,000	2,036,040		441,900	19,143,108
Esterline Technologies Corp. (a)		208,124	13,442,729		23,700	1,530,783		231,824	14,973,512
Precision Castparts Corp.		70,500	11,717,805		9,000	1,495,890		79,500	13,213,695
			42,267,602			5,062,713			47,330,315
Building Products
Lennox International, Inc.		299,500	12,845,555		37,100	1,591,219		336,600	14,436,774
Owens Corning (a)		450,300	13,896,258		59,100	1,823,826		509,400	15,720,084
			26,741,813			3,415,045			30,156,858
Commercial Services & Supplies
Covanta Holding Corp.		189,700	2,966,908		-	-		189,700	2,966,908
Interface, Inc.		194,200	2,464,398		-	-		194,200	2,464,398
Republic Services, Inc.		346,100	9,123,196		-	-		346,100	9,123,196
			14,554,502			-			14,554,502
Electrical Equipment
AMETEK, Inc.		567,500	28,777,925		57,242	2,902,742		624,742	31,680,667
Cooper Industries PLC Class A		125,000	8,812,500		27,000	1,903,500		152,000	10,716,000
Hubbell, Inc. Class B		281,400	22,208,088		20,200	1,594,184		301,600	23,802,272
Roper Industries, Inc.		170,800	17,288,376		32,400	3,279,528		203,200	20,567,904
			77,086,889			9,679,954			86,766,843
Machinery
Colfax Corp. (a)		249,710	7,074,284		36,700	1,039,711		286,410	8,113,995
Cummins, Inc.		82,100	7,959,595		14,600	1,415,470		96,700	9,375,065
Ingersoll-Rand PLC		301,700	12,463,228		70,500	2,912,355		372,200	15,375,583
Melrose PLC		1,388,178	9,119,320		171,100	1,124,003		1,559,278	10,243,323
SPX Corp.		161,900	11,629,277		21,300	1,529,979		183,200	13,159,256
Stanley Black & Decker, Inc.		149,800	9,924,250		19,400	1,285,250		169,200	11,209,500
			58,169,954			9,306,768			67,476,722
Professional Services
Advisory Board Co.		93,739	9,080,497		-	-		93,739	9,080,497
Road & Rail
J.B. Hunt Transport Services, Inc.		399,700	22,834,861		43,900	2,508,007		443,600	25,342,868
Trading Companies & Distributors
W.W. Grainger, Inc.		75,200	14,562,480		15,600	3,020,940		90,800	17,583,420
Watsco, Inc.		264,700	19,484,567		25,100	1,847,611		289,800	21,332,178
			34,047,047			4,868,551			38,915,598
TOTAL INDUSTRIALS			284,783,165			34,841,038			319,624,203
INFORMATION TECHNOLOGY	14.6%			17.2%			14.9%
Communications Equipment
Acme Packet, Inc. (a)		-	-		51,600	1,180,608		51,600	1,180,608
Brocade Communications Systems, Inc. (a)		1,113,300	5,176,845		179,400	834,210		1,292,700	6,011,055
Polycom, Inc. (a)		1,098,700	12,569,128		98,700	1,129,128		1,197,400	13,698,256
Riverbed Technology, Inc. (a)		737,400	12,093,360		107,000	1,754,800		844,400	13,848,160
			29,839,333			4,898,746			34,738,079
Computers & Peripherals
NetApp, Inc. (a)		149,800	4,458,048		18,400	547,584		168,200	5,005,632
SanDisk Corp. (a)		324,400	10,607,880		60,100	1,965,270		384,500	12,573,150
			15,065,928			2,512,854			17,578,782
Electronic Equipment & Components
Arrow Electronics, Inc. (a)		345,200	11,705,732		28,000	949,480		373,200	12,655,212
Fabrinet		531,942	6,202,444		-	-		531,942	6,202,444
Flextronics International Ltd. (a)		1,368,700	8,787,054		257,200	1,651,224		1,625,900	10,438,278
Itron, Inc. (a)		199,400	7,144,502		24,200	867,086		223,600	8,011,588
Jabil Circuit, Inc.		-	-		52,400	1,002,412		52,400	1,002,412
			33,839,732			4,470,202			38,309,934
Internet Software & Services
Akamai Technologies, Inc. (a)		-	-		44,100	1,293,894		44,100	1,293,894
Rackspace Hosting, Inc. (a)		213,100	10,542,057		25,861	1,279,344		238,961	11,821,401
Velti PLC (a)(d)		550,000	4,015,000		92,900	678,170		642,900	4,693,170
VeriSign, Inc.		200,100	7,649,823		38,600	1,475,678		238,700	9,125,501
			22,206,880			4,727,086			26,933,966
IT Services
Alliance Data Systems Corp.		96,700	12,184,200		-	-		96,700	12,184,200
Amdocs Ltd. (a)		267,700	7,696,375		30,900	888,375		298,600	8,584,750
Cognizant Technology Solutions Corp. Class A		172,900	10,071,425		-	-		172,900	10,071,425
NeuStar, Inc. Class A		182,500	5,872,850		-	-		182,500	5,872,850
SAIC, Inc.		-	-		52,300	581,053		52,300	581,053
Sapient Corp.		-	-		21,184	233,024		21,184	233,024
The Western Union Co.		-	-		107,900	1,769,560		107,900	1,769,560
Vantiv, Inc.		160,500	3,559,890		-	-		160,500	3,559,890
VeriFone Systems, Inc.		217,400	7,850,314		-	-		217,400	7,850,314
			47,235,054			3,472,012			50,707,066
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc. (a)		-	-		208,600	1,268,288		208,600	1,268,288
Avago Technologies Ltd.		170,900	5,656,790		53,600	1,774,160		224,500	7,430,950
Broadcom Corp. Class A		225,000	7,278,750		27,100	876,685		252,100	8,155,435
Marvell Technology Group Ltd.		-	-		66,300	830,739		66,300	830,739
NXP Semiconductors NV (a)		236,500	4,992,515		38,600	814,846		275,100	5,807,361
ON Semiconductor Corp. (a)		674,100	4,543,434		176,600	1,190,284		850,700	5,733,718
RF Micro Devices, Inc.		1,250,000	4,712,500		-	-		1,250,000	4,712,500
Skyworks Solutions, Inc. (a)		494,600	13,284,956		52,200	1,402,092		546,800	14,687,048
			40,468,945			8,157,094			48,626,039
Software
ANSYS, Inc. (a)		183,500	11,354,063		26,400	1,633,500		209,900	12,987,563
BMC Software, Inc. (a)		-	-		45,200	1,912,864		45,200	1,912,864
BroadSoft, Inc.		208,500	5,694,135		-	-		208,500	5,694,135
Check Point Software Technologies Ltd. (a)		97,600	5,001,024		21,700	1,111,908		119,300	6,112,932
Citrix Systems, Inc. (a)		67,900	4,962,132		29,500	2,155,860		97,400	7,117,992
Intuit, Inc.		-	-		38,800	2,181,724		38,800	2,181,724
Mentor Graphics Corp. (a)		582,200	8,209,020		68,300	963,030		650,500	9,172,050
Nuance Communications, Inc. (a)		-	-		71,300	1,475,197		71,300	1,475,197
Parametric Technology Corp. (a)		574,700	11,608,940		78,800	1,591,760		653,500	13,200,700
salesforce.com, Inc.		35,400	4,907,148		-	-		35,400	4,907,148
Solera Holdings, Inc.		309,600	13,746,240		30,500	1,354,200		340,100	15,100,440
Synopsys, Inc. (a)		-	-		34,000	1,004,700		34,000	1,004,700
			65,482,702			15,384,743			80,867,445
TOTAL INFORMATION TECHNOLOGY			254,138,574			43,622,737			297,761,311
MATERIALS	6.0%			8.8%			6.4%
Chemicals
Airgas, Inc.		118,900	10,321,709		34,000	2,951,540		152,900	13,273,249
Albemarle Corp.		218,900	13,287,230		34,639	2,102,587		253,539	15,389,817
Ashland, Inc.		126,700	8,099,931		-	-		126,700	8,099,931
FMC Corp.		141,400	7,207,158		35,000	1,783,950		176,400	8,991,108
PPG Industries, Inc.		-	-		22,300	2,306,712		22,300	2,306,712
Sherwin-Williams Co.		50,300	6,520,892		23,800	3,085,432		74,100	9,606,324
Sigma Aldrich Corp.		-	-		33,600	2,330,832		33,600	2,330,832
Valspar Corp.		207,900	10,022,859		14,000	674,940		221,900	10,697,799
W.R. Grace & Co. (a)		93,400	4,903,500		31,800	1,669,500		125,200	6,573,000
			60,363,279			16,905,493			77,268,772
Containers & Packaging
Aptargroup, Inc.		210,400	10,660,968		21,900	1,109,673		232,300	11,770,641
Ball Corp.		161,851	6,469,184		34,300	1,370,971		196,151	7,840,155
Rock-Tenn Co. Class A		141,800	7,315,462		-	-		141,800	7,315,462
Sonoco Products Co.		230,100	7,080,177		35,800	1,101,566		265,900	8,181,743
			31,525,791			3,582,210			35,108,001
Metals & Mining
Carpenter Technology Corp.		160,200	7,218,612		21,500	968,790		181,700	8,187,402
Reliance Steel & Aluminum Co.		127,700	6,028,717		21,300	1,005,573		149,000	7,034,290
			13,247,329			1,974,363			15,221,692
TOTAL MATERIALS			105,136,399			22,462,066			127,598,465
TELECOMMUNICATION SERVICES	0.4%			1.6%			0.6%
Wireless Telecommunication Services
Clearwire Corp. Class A (a)		-	-		405,000	490,050		405,000	490,050
Crown Castle International Corp. (a)		-	-		23,100	1,261,260		23,100	1,261,260
MetroPCS Communications, Inc. (a)		-	-		104,200	666,880		104,200	666,880
NII Holdings, Inc.		200,000	2,304,000		-	-		200,000	2,304,000
SBA Communications Corp. Class A (a)		100,000	5,195,000		32,500	1,688,375		132,500	6,883,375
			7,499,000			4,106,565			11,605,565
UTILITIES	4.1%			0.2%			3.6%
Electric Utilities
Cleco Corp.		227,454	9,289,221		-	-		227,454	9,289,221
Great Plains Energy, Inc.		478,300	9,527,736		-	-		478,300	9,527,736
Northeast Utilities		-	-		6,600	237,666		6,600	237,666
OGE Energy Corp.		262,700	13,986,148		-	-		262,700	13,986,148
PNM Resources, Inc.		498,075	9,289,099		-	-		498,075	9,289,099
UIL Holdings Corp.		279,200	9,439,752		-	-		279,200	9,439,752
			51,531,956			237,666			51,769,622
Gas Utilities
National Fuel Gas Co.		222,751	9,629,526		1,600	69,168		224,351	9,698,694
Water Utilities
American Water Works Co., Inc.		299,200	10,235,632		7,100	242,891		306,300	10,478,523
TOTAL UTILITIES			71,397,114			549,725			71,946,839
TOTAL COMMON STOCKS			1,657,747,273			253,134,181			1,910,881,454
TOTAL COMMON STOCK BOOK COST			1,647,131,819			263,321,495			1,910,453,314

Investment Companies	0.3%			0.0%			0.3%
Ashmore Global Opportunities Ltd.:
United Kingdom		388,711	3,315,915		-	-		388,711	3,315,915
United States		576,088	2,949,881		-	-		576,088	2,949,881
TOTAL INVESTMENT COMPANIES			6,265,796			-			6,265,796
TOTAL INVESTMENT COMPANIES BOOK COST			11,490,557			-			11,490,557

		Principal Amount			Principal Amount			Principal Amount
U.S. Treasury Obligations	0.1%			0.0%			0.1%
U.S. Treasury Bills, yield at date of purchase
0.08% 8/23/12		$ 1,900,000	1,899,694		$ -	-		$ 1,900,000	1,899,694
TOTAL U.S. TREASURY OBLIGATIONS BOOK COST			1,899,694			-			1,899,694

		Shares			Shares			Shares
Money Market Funds	5.6%			3.4%			5.3%
Fidelity Cash Central Fund, 0.17% (b)		79,828,204	79,828,204		5,153,111	5,153,111		84,981,315	84,981,315
Fidelity Securities Lending Cash Central Fund, 0.17% (b)( c)		17,071,525	17,071,525		3,507,400	3,507,400		20,578,925	20,578,925
TOTAL MONEY MARKET FUNDS			96,899,729			8,660,511			105,560,240
TOTAL MONEY MARKET FUNDS BOOK COST			96,899,729			8,660,511			105,560,240

TOTAL INVESTMENT PORTFOLIO	101.3%		1,762,812,492	103.1%		261,794,692	101.5%		2,024,607,184
NET OTHER ASSETS (LIABILITIES)	(1.3)%		(22,725,153)	(3.1)%		(7,912,993)	(1.5)%		(30,638,146)
NET ASSETS	100.0%		$ 1,740,087,339	100.0%		$ 253,881,699	100.0%		$ 1,993,969,038
TOTAL INVESTMENT PORTFOLIO BOOK COST			$ 1,757,421,799			$271,982,006			$2,029,403,805
	Fidelity Advisor Stock Selector Mid Cap Fund (Acquiring Fund)			Fidelity Mid Cap Growth Fund (Acquired Fund)			Fidelity Advisor Stock Selector Mid Cap Fund Pro Forma Combined
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Futures Contracts
Purchased
Equity Index Contracts
266 CME E-mini S&P Midcap 400 Index Contracts	Jun. 2012	$ 24,599,680	$ (1,600,029)	N/A	$ -	$ -	Jun. 2012	$ 24,599,680	$ (1,600,029)
The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,900,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
	Fidelity Advisor Stock Selector Mid Cap Fund (Acquiring Fund)	Fidelity Mid Cap Growth Fund (Acquired Fund)	Fidelity Advisor Stock Selector Mid Cap Fund Pro Forma Combined
Fund	Income earned	Income earned	Income earned
Fidelity Cash Central Fund	$ 88,947	$ 7,230	$ 96,177
Fidelity Securities Lending Cash Central Fund	617,797	123,613	741,410
Other Information	$ 706,744	$ 130,843	$ 837,587

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value.The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
	Fidelity Advisor Stock Selector Mid Cap Fund (Acquiring Fund)				Fidelity Mid Cap Growth Fund (Acquired Fund)
Description	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 230,440,347	$230,440,347	$ -	$ -	$56,580,412	$56,580,412	$ -	$-
Consumer Staples	73,512,365	73,512,365	-	-	16,375,065	16,375,065	-	-
Energy	101,423,141	95,065,056	6,358,085	-	22,668,928	21,375,229	1,293,699	-
Financials	357,825,703	353,662,559	4,163,144	-	16,508,560	16,508,560	-	-
Health Care	171,591,465	171,591,465	-	-	35,419,085	35,419,085	-	-
Industrials	284,783,165	275,663,845	9,119,320	-	34,841,038	33,717,035	1,124,003	-
Information Technology	254,138,574	254,138,574	-	-	43,622,737	43,622,737	-	-
Materials	105,136,399	105,136,399	-	-	22,462,066	22,462,066	-	-
Telecommunication Services	7,499,000	7,499,000	-	-	4,106,565	4,106,565	-	-
Utilities	71,397,114	71,397,114	-	-	549,725	549,725	-	-
Investment Companies	6,265,796	3,315,915	2,949,881	-	-	-	-	-
U.S. Government and Government Agency Obligations	1,899,694	-	1,899,694	-	-	-	-	-
Money Market Funds	96,899,729	96,899,729	-	-	8,660,511	8,660,511	-	-
Total Investments in Securities:	$1,762,812,492	$1,738,322,368	$24,490,124	$ -	$261,794,692	$259,376,990	$ 2,417,702	$-
Derivative Instruments:
Liabilities
Futures Contracts	$(1,600,029)	$ (1,600,029)	$ -	$ -	$ -	$ -	$ -	$-
	Fidelity Advisor Stock Selector Mid Cap Fund Pro Forma Combined
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$287,020,759	$287,020,759	$ -	$ -
Consumer Staples	89,887,430	89,887,430	-	-
Energy	124,092,069	116,440,285	7,651,784	-
Financials	374,334,263	370,171,119	4,163,144	-
Health Care	207,010,550	207,010,550	-	-
Industrials	319,624,203	309,380,880	10,243,323	-
Information Technology	297,761,311	297,761,311	-	-
Materials	127,598,465	127,598,465	-	-
Telecommunication Services	11,605,565	11,605,565	-	-
Utilities	71,946,839	71,946,839	-	-
Investment Companies	6,265,796	3,315,915	2,949,881	-
U.S. Government and Government Agency Obligations	1,899,694	-	1,899,694	-
Money Market Funds	105,560,240	105,560,240	-	-
Total Investments in Securities:	$ 2,024,607,184	$ 1,997,699,358	$ 26,907,826	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,600,029)	$ (1,600,029)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2012. For additional information on derivative by risk exposure as of May 31, 2012, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

	Fidelity Advisor Stock Selector Mid Cap Fund (Acquiring Fund)		Fidelity Mid Cap Growth Fund (Acquired Fund)		Fidelity Advisor Stock Selector Mid Cap Fund Pro Forma Combined
Risk Exposure / Derivative Type	Asset	Liability	Asset	Liability	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,600,029)	$ -	$ -	$ -	$ (1,600,029)
Total Value of Derivatives	$ -	$ (1,600,029)	$ -	$ -	$ -	$ (1,600,029)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Fidelity Advisor Series I: Fidelity Advisor Stock Selector Mid Cap Fund
Fidelity Devonshire Trust: Fidelity Mid Cap Growth Fund
Pro Forma Combined Statement of Assets & Liabilities

As of May 31, 2012 (Unaudited)

	Fidelity Advisor Stock Selector Mid Cap Fund (Acquiring Fund)		Fidelity Mid Cap Growth Fund (Acquired Fund)		Combined	Pro Forma Adjustments		Fidelity Advisor Stock Selector Mid Cap Fund Pro Forma Combined

Assets
Investments in securities, at value:
Unaffiliated issuers	$1,665,912,763		$253,134,181		$1,919,046,944	$-		$1,919,046,944
Fidelity Central Funds	96,899,729		8,660,511		105,560,240	-		105,560,240
Cash	28,708		-		28,708	(28,708)		-
Receivable for investments sold	3,875,723		704,035		4,579,758	-		4,579,758
Receivable for fund shares sold	509,601		133,343		642,944	-		642,944
Dividends receivable	1,951,735		191,229		2,142,964	-		2,142,964
Distributions receivable from Fidelity Central Funds	17,707		-		17,707	-		17,707
Receivable for daily variation margin on future contracts	2,660		-		2,660	-		2,660
Prepaid expenses	943		154		1,097	-		1,097
Other receivables	21,872		6,599		28,471	-		28,471
Total assets	1,769,221,441		262,830,052		2,032,051,493	(28,708)		2,032,022,785

Liabilities
Payable to custodian Bank	$-		$2,565,002		$2,565,002	$(28,708)		$2,536,294
Payable for investments purchased	4,912,450		1,711,123		6,623,573	-		6,623,573
Payable for fund shares redeemed	5,709,827		972,177		6,682,004	-		6,682,004
Accrued management fee	395,658		78,252		473,910	-		473,910
Distribution and service plan fees payable	603,478		8,832		612,310	-		612,310
Other affiliated payables	405,997		8,509		414,506	-		414,506
Other payables and accrued expenses	35,167		97,058	(a)	132,225			132,225
Collateral on securities loaned, at value	17,071,525		3,507,400		20,578,925	-		20,578,925
Total liabilities	29,134,102		8,948,353		38,082,455	(28,708)		38,053,747

Net Assets	$1,740,087,339		$253,881,699		$1,993,969,038	$-		$1,993,969,038

Net Assets consist of:
Paid in capital	$2,611,938,621		$281,608,602		$2,893,547,223	$-		$2,893,547,223
Undistributed net investment income (loss)	455,130	(a)	(166,593)	(a)	288,537	-		288,537
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions								-
	(876,011,653)		(17,372,101)		(893,383,754)	-		(893,383,754)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currency transactions	3,705,241		(10,188,209)		(6,482,968)	-		(6,482,968)
Net Assets	$1,740,087,339		$253,881,699		$1,993,969,038	$-		$1,993,969,038

Book cost of respective Fund:	$1,757,421,799		$271,982,006		$2,029,403,805	$-		$2,029,403,805

	Fidelity Advisor Stock Selector Mid Cap Fund (Acquiring Fund)		Fidelity Mid Cap Growth Fund (Acquired Fund)		Combined	Pro Forma Adjustments		Fidelity Advisor Stock Selector Mid Cap Fund Pro Forma Combined

Net Asset Value
Fidelity Advisor Stock Selector Mid Cap Fund Class A
Net Assets	$593,884,799
Offering price and redemption price per share	$20.33
Shares outstanding	29,215,481
Maximum offering price per share (100/94.25 of $20.33)	$21.57

Fidelity Advisor Stock Selector Mid Cap Fund Class T
Net Assets	$769,700,711
Offering price and redemption price per share	$20.53
Shares outstanding	37,495,544
Maximum offering price per share (100/96.50 of $20.53)	$21.27

Fidelity Advisor Stock Selector Mid Cap Fund Class B
Net Assets	$23,572,697
Offering price and redemption price per share	$19.07
Shares outstanding	1,236,215

Fidelity Advisor Stock Selector Mid Cap Fund Class C
Net Assets	$143,912,405
Offering price and redemption price per share	$19.08
Shares outstanding	7,542,091

Fidelity Advisor Stock Selector Mid Cap Fund Institutional Class
Net Assets	$209,016,727
Offering price and redemption price per share	$21.19
Shares outstanding	9,861,726

Fidelity Mid Cap Growth Fund Class A
Net Assets			$9,329,443
Offering price and redemption price per share			$11.68
Shares outstanding			799,042
Maximum offering price per share (100/94.25 of $11.68)			$12.39

Fidelity Mid Cap Growth Fund Class T
Net Assets			$4,701,019
Offering price and redemption price per share			$11.54
Shares outstanding			407,394
Maximum offering price per share (100/96.50 of $11.54)			$11.96

Fidelity Mid Cap Growth Fund Class B
Net Assets			$696,813
Offering price and redemption price per share			$11.30
Shares outstanding			61,682

Fidelity Mid Cap Growth Fund Class C
Net Assets			$5,094,467
Offering price and redemption price per share			$11.30
Shares outstanding			450,775

Fidelity Mid Cap Growth Fund Institutional Class
Net Assets			$1,648,345
Offering price and redemption price per share			$11.83
Shares outstanding			139,282

Fidelity Mid Cap Growth Fund Retail Class
Net Assets			$232,411,612
Offering price and redemption price per share			$11.80
Shares outstanding			19,688,434

Pro Forma Combined Fidelity Advisor Stock Selector Mid Cap Fund Class A
Net Assets					$603,214,242			$603,214,242
Offering price and redemption price per share					$20.33			$20.33
Shares outstanding					29,215,481	458,900	(b)	29,674,381
Maximum offering price per share (100/94.25 of $20.33)					$21.57			$21.57

Pro Forma Combined Fidelity Advisor Stock Selector Mid Cap Fund Class T
Net Assets					$774,401,730			$774,401,730
Offering price and redemption price per share					$20.53			$20.53
Shares outstanding					37,495,544	228,983	(b)	37,724,527
Maximum offering price per share (100/96.50 of $20.53)					$21.27			$21.27

Pro Forma Combined Fidelity Advisor Stock Selector Mid Cap Fund Class B
Net Assets					$24,269,510			$24,269,510
Offering price and redemption price per share					$19.07			$19.07
Shares outstanding					1,236,215	36,540	(b)	1,272,755

Pro Forma Combined Fidelity Advisor Stock Selector Mid Cap Fund Class C
Net Assets					$149,006,872			$149,006,872
Offering price and redemption price per share					$19.08			$19.08
Shares outstanding					7,542,091	267,006	(b)	7,809,097

Pro Forma Combined Fidelity Advisor Stock Selector Mid Cap Fund Institutional Class
Net Assets					$210,665,072			$210,665,072
Offering price and redemption price per share					$21.19			$21.19
Shares outstanding					9,861,726	77,789	(b)	9,939,515

Pro Forma Combined Fidelity Advisor Stock Selector Mid Cap Fund Retail Class
Net Assets					$232,411,612			$232,411,612
Offering price and redemption price per share					$20.33			$20.33	(c)
Shares outstanding						11,431,953	(b)	11,431,953

(a) Acquired Fund's other payables and accrued expenses include estimated one time costs associated with each Fund's reorganization proxy statement.Fidelity Mid Cap Growth Fund estimated costs are $14,000.If the shareholders do not approve the reorganization, the charges will not be incurred by the Fidelity Advisor Stock Selector Mid Cap Fund.

(b) Reflects the conversion of Fidelity Advisor Stock Selector Mid Cap class shares outstanding.

(c) Pro Forma Combined Fidelity Advisor Stock Selector Mid Cap Fund Retail Class commenced operation on June 6, 2012.The initial NAV per share used within this table represents Class A's NAV as of May 31, 2012.

Fidelity Advisor Series I: Fidelity Advisor Stock Selector Mid Cap Fund
Fidelity Devonshire Trust: Fidelity Mid Cap Growth Fund
Pro Forma Combined Statement of Operations
12 months ended May 31, 2012 (Unaudited)

	Fidelity Advisor Stock Selector Mid Cap Fund (Acquiring Fund)	Fidelity Mid Cap Growth Fund (Acquired Fund)	Combined	Pro Forma Adjustments		Fidelity Advisor Stock Selector Mid Cap Fund Pro Forma Combined

Dividend	$25,323,403	$1,833,387	$27,156,790	$-		$27,156,790
Interest	4,454	968	5,422	-		5,422
Income from Fidelity Central Funds	706,744	130,843	837,587	-		837,587
Total Income	26,034,601	1,965,198	27,999,799	-		27,999,799

Expenses
Management fee
Basic fee	11,231,249	1,549,265	12,780,514	-		12,780,514
Performance adjustment	(2,567,979)	(481,650)	(3,049,629)	439,085	(d)	(2,610,544)
Transfer agent fees	4,750,710	811,612	5,562,322	(3,599)	(f)	5,558,723
Distribution and service plan fees	8,081,102	99,712	8,180,814	-		8,180,814
Accounting and security lending fees	616,773	111,477	728,250	(31,619)	(e)	696,631
Custodian fees and expenses	66,112	22,619	88,731	(12,466)	(h)	76,265
Independent trustees' compensation	13,305	1,740	15,045	-		15,045
Registration fees	95,838	87,323	183,161	(73,220)	(g)	109,941
Audit	60,429	66,900	127,329	(66,900)	(h)	60,429
Legal	16,520	1,113	17,633	-		17,633
Miscellaneous	24,363	2,681	27,044	-		27,044
Total expenses before reductions	22,388,422	2,272,792	24,661,214	251,281		24,912,495
Expenses reductions	(109,753)	(29,928)	(139,681)	-		(139,681)
Total expenses	22,278,669	2,242,864	24,521,533	251,281		24,772,814
Net investment income	3,755,932	(277,666)	3,478,266	(251,281)		3,226,985

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	139,320	3,705,254	3,844,574	-		3,844,574
Foreign currency transactions	(116,288)	(6,188)	(122,476)	-		(122,476)
Futures contracts	(1,399,817)	-	(1,399,817)	-		(1,399,817)
Total net realized gain (loss)	(1,376,785)	3,699,066	2,322,281	-		2,322,281
Change in net unrealized appreciation (depreciation) on:
Investment securities	(151,459,509)	(44,809,190)	(196,268,699)	-		(196,268,699)
Assets and liabilities in foreign currencies	(49,821)	(1,015)	(50,836)	-		(50,836)
Futures contracts	(1,657,089)	-	(1,657,089)	-		(1,657,089)
Total change in net unrealized appreciation (depreciation)	(153,166,419)	(44,810,205)	(197,976,624)	-		(197,976,624)
Net Gain (Loss)	(154,543,204)	(41,111,139)	(195,654,343)	-		(195,654,343)

Net increase (decrease) in net assets resulting from operations	$(150,787,272)	$(41,388,805)	$(192,176,077)	$(251,281)		$(192,427,358)

(d)Increase in fees reflect acquiring fund's performance index / adjustment applied to the combined fund's average net assets throughout the period.
(e)Decrease in Accounting fees based on surviving fund's contractual rates applied to combined funds average net assets throughout the period.
(f)Decrease in Transfer Agent fees based on Fidelity Advisor Stock Selector Mid Cap (Retail Class) estimated expense for the period ending May 31, 2012.
(g)Decrease in Registration fees represent variable fees paid by the surviving fund and do not include estimated costs due to the merger.
(h)Decrease in expenses based on elimination of redundant fees for surviving fund.

PART C. OTHER INFORMATION

Item 15. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16. Exhibits

(1) (1) Amended and Restated Declaration of Trust, dated January 16, 2002, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 81.

(2) Certificate of Amendment to the Declaration of Trust, dated June 16, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 65.

(3) Certificate of Amendment to the Declaration of Trust, dated June 18, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 81.

(2) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 63.

(3) Not applicable.

(4) (1) Agreement and Plan of Reorganization between Fidelity Securities Fund: Fidelity Advisor Growth Strategies Fund and Fidelity Advisor Series I: Fidelity Advisor Stock Selector Mid Cap Fund is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.

(2) Agreement and Plan of Reorganization between Fidelity Devonshire Trust: Fidelity Mid Cap Growth Fund and Fidelity Advisor Series I: Fidelity Advisor Stock Selector Mid Cap Fund is filed herein as Exhibit 2 to the Proxy Statement and Prospectus.

(5) Articles III, X, and XI of the Amended and Restated Declaration of Trust, dated January 16, 2002, are incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 81; Article XII of the Certificate of Amendment to the Declaration of Trust, dated June 16, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 65; Article VIII of the Certificate of Amendment to the Declaration of Trust, dated June 18, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 81; and Articles IV and V of the Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective No. 63.

(6) (1) Management Contract, dated August 1, 2007, between Fidelity Advisor Balanced Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 75.

(2) Management Contract, dated August 1, 2007, between Fidelity Advisor Dividend Growth Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 75.

(3) Management Contract, dated November 1, 2007, between Fidelity Advisor Dynamic Capital Appreciation Fund (currently known as Fidelity Advisor Stock Selector All Cap Fund) and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 77.

(4) Management Contract, dated August 1, 2007, between Fidelity Advisor Equity Growth Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 75.

(5) Management Contract, dated August 1, 2007, between Fidelity Advisor Equity Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 76.

(6) Management Contract, dated August 1, 2007, between Fidelity Advisor Equity Value Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 75.

(7) Management Contract, dated August 1, 2007, between Fidelity Advisor Growth & Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 75.

(8) Management Contract, dated August 1, 2007, between Fidelity Advisor Growth Opportunities Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 75.

(9) Management Contract, dated August 1, 2007, between Fidelity Advisor Large Cap Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 75.

(10) Management Contract, dated August 1, 2007, between Fidelity Advisor Leveraged Company Stock Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 75.

(11) Management Contract, dated November 1, 2007, between Fidelity Advisor Mid Cap Fund (currently known as Fidelity Advisor Stock Selector Mid Cap Fund) and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 77.

(12) Management Contract, dated October 1, 2007, between Fidelity Advisor Small Cap Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 76.

(13) Management Contract, dated August 1, 2007, between Fidelity Advisor Strategic Growth Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(14) of Post-Effective No. 75.

(14) Management Contract, dated October 1, 2007, between Fidelity Advisor Value Strategies Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 76.

(15) Management Contract, dated August 1, 2007, between Fidelity Advisor Floating Rate High Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 75.

(16) Management Contract, dated August 1, 2007, between Fidelity Advisor High Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 75.

(17) Management Contract, dated August 1, 2007, between Fidelity Advisor High Income Advantage Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 75.

(18) Management Contract, dated August 1, 2007, between Fidelity Advisor Mid Cap II Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 75.

(19) Management Contract, dated July 1, 2008, between Fidelity Advisor Value Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 81.

(20) Management Contract, dated August 1, 2007, between Fidelity Real Estate High Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 75.

(21) Sub-Advisory Agreement, dated February 26, 1999, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc., on behalf of Fidelity Advisor Balanced Fund, is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 49.

(22) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Balanced Fund, is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 56.

(23) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Dividend Growth Fund, is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 56.

(24) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Dynamic Capital Appreciation Fund (currently known as Fidelity Advisor Stock Selector All Cap Fund), is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 56.

(25) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Equity Growth Fund, is incorporated herein by reference to Exhibit (d)(52) of Post-Effective Amendment No. 56.

(26) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Equity Income Fund, is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 56.

(27) Sub-Advisory Agreement, dated April 19, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Equity Value Fund, is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 59.

(28) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Growth & Income Fund, is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 56.

(29) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Growth Opportunities Fund, is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 56.

(30) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Large Cap Fund, is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 56.

(31) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Leveraged Company Stock Fund, is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 56.

(32) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Mid Cap Fund (currently known as Fidelity Advisor Stock Selector Mid Cap Fund), is incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment No. 56.

(33) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Small Cap Fund, is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 56.

(34) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor TechnoQuant Growth Fund (currently known as Fidelity Advisor Strategic Growth Fund), is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 56.

(35) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Value Strategies Fund, is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 56.

(36) Sub-Advisory Agreement, dated June 29, 2007, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Floating Rate High Income Fund is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment No. 75.

(37) Sub-Advisory Agreement, dated June 29, 2007, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor High Income Fund is incorporated herein by reference to Exhibit (d)(76) of Post-Effective Amendment No. 75.

(38) Sub-Advisory Agreement, dated June 29, 2007, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor High Income Advantage Fund is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment No. 75.

(39) Sub-Advisory Agreement, dated June 29, 2007, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Mid Cap II Fund is incorporated herein by reference to Exhibit (d)(78) of Post-Effective Amendment No. 75.

(40) Sub-Advisory Agreement, dated June 29, 2007, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Value Fund is incorporated herein by reference to Exhibit (d)(79) of Post-Effective Amendment No. 75.

(41) Sub-Advisory Agreement, dated June 29, 2007, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Real Estate High Income Fund is incorporated herein by reference to Exhibit (d)(80) of Post-Effective Amendment No. 75.

(42) Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 82.

(43) Schedule A, dated July 13, 2011, to the Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(193) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 127.

(44) Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 82.

(45) Schedule A, dated July 13, 2011, to the Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(195) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 127.

(46) Sub-Advisory Agreement, dated July 17, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor High Income Fund, Fidelity Advisor High Income Advantage Fund, and Fidelity Real Estate High Income Fund is incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 81.

(47) Schedule A, dated March 16, 2011, to the Sub-Advisory Agreement, dated July 17, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor High Income Fund, Fidelity Advisor High Income Advantage Fund, and Fidelity Real Estate High Income Fund is incorporated herein by reference to Exhibit (d)(33) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 92.

(48) Sub-Advisory Agreement, dated July 17, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Dynamic Capital Appreciation Fund (currently known as Fidelity Advisor Stock Selector All Cap Fund), Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Mid Cap Fund (currently known as Fidelity Advisor Stock Selector Mid Cap Fund), Fidelity Advisor Mid Cap II Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Strategic Growth Fund, Fidelity Advisor Value Fund, and Fidelity Advisor Value Strategies Fund is incorporated herein by reference to Exhibit (d)(27) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 121.

(49) Schedule A, dated July 13, 2011, to the Sub-Advisory Agreement, dated July 17, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Dynamic Capital Appreciation Fund (currently known as Fidelity Advisor Stock Selector All Cap Fund), Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Mid Cap Fund (currently known as Fidelity Advisor Stock Selector Mid Cap Fund), Fidelity Advisor Mid Cap II Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Strategic Growth Fund, Fidelity Advisor Value Fund, and Fidelity Advisor Value Strategies Fund is incorporated herein by reference to Exhibit (d)(197) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 127.

(7) (1) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Balanced Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 74.

(2) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Dividend Growth Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 74.

(3) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Dynamic Capital Appreciation Fund (currently known as Fidelity Advisor Stock Selector All Cap Fund) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 74.

(4) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Equity Growth Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 74.

(5) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Equity Income Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 74.

(6) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Equity Value Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 74.

(7) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Growth & Income Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 74.

(8) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Growth Opportunities Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 74.

(9) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Large Cap Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 74.

(10) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Leveraged Company Stock Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 74.

(11) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Mid Cap Fund (currently known as Fidelity Advisor Stock Selector Mid Cap Fund) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 74.

(12) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Small Cap Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 74.

(13) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Strategic Growth Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 74.

(14) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Advisor Value Strategies Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 74.

(15) General Distribution Agreement, dated June 29, 2007, between Fidelity Advisor Floating Rate High Income Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 76.

(16) General Distribution Agreement, dated June 29, 2007, between Fidelity Advisor High Income Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 77.

(17) General Distribution Agreement, dated June 29, 2007, between Fidelity Advisor High Income Advantage Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 76.

(18) General Distribution Agreement, dated June 29, 2007, between Fidelity Advisor Mid Cap II Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 76.

(19) General Distribution Agreement, dated June 29, 2007, between Fidelity Real Estate High Income Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 76.

(20) General Distribution Agreement, dated June 29, 2007, between Fidelity Advisor Value Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 76.

(21) Form of Selling Dealer Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 68.

(22) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 68.

(23) Form of Bank Agency Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 68.

(8) Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated through January 1, 2010, is incorporated herein by reference to Exhibit (f) of Fidelity Select Portfolio's (File No. 002-69972) Post-Effective Amendment No. 90.

(9) (1) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Advisor Series I on behalf of Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor High Income Advantage Fund, Fidelity Advisor High Income Fund, and Fidelity Real Estate High Income Fund are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV's (File No. 002-83672) Post-Effective Amendment No. 88.

(2) Appendix A, dated December 31, 2011, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Advisor Series I on behalf of Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor High Income Advantage Fund, Fidelity Advisor High Income Fund, and Fidelity Real Estate High Income Fund is incorporated herein by reference to Exhibit (g)(2) of Fidelity Oxford Street Trust's (File No. 002-77909) Post-Effective Amendment No. 67.

(3) Appendix B, dated October 30, 2009, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York Mellon (formerly known as The Bank of New York) and Fidelity Advisor Series I on behalf of Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor High Income Fund, Fidelity Advisor High Income Advantage Fund, and Fidelity Real Estate High Income Fund is incorporated herein by reference to Exhibit (g)(3) of Fidelity Fixed-Income Trust's (currently known as Fidelity Salem Street Trust's) (File No. 002-41839) Post-Effective Amendment No. 141.

(4) Custodian Agreement and Appendix C and E, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Large Cap Fund, Fidelity Advisor Mid Cap Fund (currently known as Fidelity Advisor Stock Selector Mid Cap Fund), and Fidelity Advisor Value Strategies Fund are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(5) Appendix A, dated December 31, 2011, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Large Cap Fund, Fidelity Advisor Mid Cap Fund (currently known as Fidelity Advisor Stock Selector Mid Cap Fund), and Fidelity Advisor Value Strategies Fund is incorporated herein by reference to Exhibit (g)(5) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 188.

(6) Appendix B, dated November 5, 2009, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Large Cap Fund, Fidelity Advisor Mid Cap Fund (currently known as Fidelity Advisor Stock Selector Mid Cap Fund), and Fidelity Advisor Value Strategies Fund is incorporated herein by reference to Exhibit (g)(6) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 123.

(7) Appendix D, dated August 1, 2009, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Large Cap Fund, Fidelity Advisor Mid Cap Fund (currently known as Fidelity Advisor Stock Selector Mid Cap Fund), and Fidelity Advisor Value Strategies Fund is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 89.

(8) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Citibank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Mid Cap II Fund are incorporated herein by reference to Exhibit (g)(5) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 73.

(9) Appendix A, dated February 8, 2012, to the Custodian Agreement, dated January 1, 2007, between Citibank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Mid Cap II Fund is incorporated herein by reference to Exhibit (g)(9) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 203.

(10) Appendix B, dated April 15, 2009, to the Custodian Agreement, dated January 1, 2007, between Citibank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Mid Cap II Fund is incorporated herein by reference to Exhibit (g)(6) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 78.

(11) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Stock Selector All Cap Fund, and Fidelity Advisor Strategic Growth Fund are incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 72.

(12) Appendix A, dated May 3, 2012, to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A and Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Stock Selector All Cap Fund, and Fidelity Advisor Strategic Growth Fund is incorporated herein by reference to Exhibit (g)(5) of Fidelity Revere Street Trust's (File No. 811-07807) Post-Effective Amendment No. 31.

(13) Appendix B, dated October 15, 2009 to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Stock Selector All Cap Fund, and Fidelity Advisor Strategic Growth Fund is incorporated herein by reference to Exhibit (g)(3) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 123.

(14) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Mellon Bank, N.A. (currently known as The Bank of New York Mellon) and Fidelity Advisor Series I on behalf of Fidelity Advisor Growth Opportunities Fund and Fidelity Advisor Value Fund are incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 72.

(15) Appendix A, dated December 31, 2011 to the Custodian Agreement, dated January 1, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Fidelity Advisor Series I on behalf of Fidelity Advisor Growth Opportunities Fund and Fidelity Advisor Value Fund is incorporated herein by reference to Exhibit (g)(15) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 193.

(16) Appendix B, dated October 30, 2009, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Fidelity Advisor Series I on behalf of Fidelity Advisor Growth Opportunities Fund and Fidelity Advisor Value Fund is incorporated herein by reference to Exhibit (g)(3) of Fidelity Concord Street Trust's (File No. 033-15983) Post-Effective Amendment No. 59.

(17) Custodian Agreement and Appendix C and E, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Equity Value Fund, and Fidelity Advisor Small Cap Fund are incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 72.

(18) Appendix A, dated December 31, 2011, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Equity Value Fund, and Fidelity Advisor Small Cap Fund is incorporated herein by reference to Exhibit (g)(18) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 193.

(19) Appendix B, dated October 20, 2010, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Equity Value Fund, and Fidelity Advisor Small Cap Fund is incorporated herein by reference to Exhibit (g)(13) of Fidelity Advisor Series VII's (File No. 002-67004) Post-Effective Amendment No. 61.

(20) Appendix D, dated August 1, 2009, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Equity Value Fund, and Fidelity Advisor Small Cap Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Beacon Street Trust's (File No. 002-64791) Post-Effective Amendment No. 66.

(21) Fidelity Group Repo Custodian Agreement among The Bank of New York (currently known as The Bank of New York Mellon), J.P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit (8)(d) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(22) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York (currently known as The Bank of New York Mellon) and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit (8)(e) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(23) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit (8)(f) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(24) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit (8)(g) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(25) Joint Trading Account Custody Agreement between The Bank of New York (currently known as The Bank of New York Mellon) and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit (8)(h) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(26) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York (currently known as The Bank of New York Mellon) and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit (8)(i) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(27) Schedule A-1, Part I and Part IV dated December 2008, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and the Registrant, is incorporated herein by reference to Exhibit (g)(10) of Fidelity Trend Fund's (File No. 002-15063) Post-Effective Amendment No. 122.

(10) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Balanced Fund: Class A is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 65.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Balanced Fund: Class T is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 65.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Balanced Fund: Class B is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 50.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Balanced Fund: Class C is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 50.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Balanced Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 50.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Dividend Growth Fund: Class A is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 65.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Dividend Growth Fund: Class T is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 65.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Dividend Growth Fund: Class B is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 50.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Dividend Growth Fund: Class C is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 50.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Dividend Growth Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 50.

(11) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Growth Fund: Class A is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 65.

(12) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Growth Fund: Class T is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 65.

(13) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Growth Fund: Class B is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 50.

(14) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Growth Fund: Class C is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 50.

(15) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Growth Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 50.

(16) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Income Fund: Class A is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 65.

(17) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Income Fund: Class T is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 65.

(18) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Income Fund: Class B is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 50.

(19) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Income Fund: Class C is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 50.

(20) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Income Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 50.

(21) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Value Fund: Class A is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 65.

(22) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Value Fund: Class T is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 65.

(23) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Value Fund: Class B is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 59.

(24) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Value Fund: Class C is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 59.

(25) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Value Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 59.

(26) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Class A is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 65.

(27) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Class T is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 65.

(28) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Class B is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 50.

(29) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Class C is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 50.

(30) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth & Income Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 50.

(31) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth Opportunities Fund: Class A is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 65.

(32) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth Opportunities Fund: Class T is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 65.

(33) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth Opportunities Fund: Class B is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 50.

(34) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth Opportunities Fund: Class C is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 50.

(35) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Growth Opportunities Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 50.

(36) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Large Cap Fund: Class A is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 65.

(37) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Large Cap Fund: Class T is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 65.

(38) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Large Cap Fund: Class B is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 50.

(39) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Large Cap Fund: Class C is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 50.

(40) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Large Cap Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 50.

(41) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap Fund (currently known as Fidelity Advisor Stock Selector Mid Cap Fund): Class A is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 65.

(42) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap Fund (currently known as Fidelity Advisor Stock Selector Mid Cap Fund): Class T (formerly known as Class A) is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 65.

(43) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap Fund (currently known as Fidelity Advisor Stock Selector Mid Cap Fund): Class B is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 50.

(44) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap Fund (currently known as Fidelity Stock Selector Mid Cap Fund): Class C is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 50.

(45) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap Fund (currently known as Fidelity Advisor Stock Selector Mid Cap Fund): Institutional Class is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 50.

(46) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Stock Selector Mid Cap Fund: Fidelity Stock Selector Mid Cap Fund is incoporated by reference to Exhibit m(46) of Post-Effective Amendment No. 122.

(47) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Dynamic Capital Appreciation Fund (currently known as Fidelity Advisor Stock Selector All Cap Fund): Class A is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 65.

(48) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Dynamic Capital Appreciation Fund (currently known as Fidelity Advisor Stock Selector All Cap Fund): Class T is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 65.

(49) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Retirement Growth Fund (currently known as Fidelity Advisor Stock Selector All Cap Fund): Class B is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 50.

(50) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Retirement Growth Fund (currently known as Fidelity Advisor Stock Selector All Cap Fund): Class C is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 50.

(51) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Retirement Growth Fund (currently known as Fidelity Advisor Stock Selector All Cap Fund): Institutional Class is incorporated herein by reference to Exhibit (m)(50) of Post-Effective Amendment No. 50.

(52) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Class A is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 65.

(53) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Class T is incorporated herein by reference to Exhibit (m)(57) of Post-Effective Amendment No. 65.

(54) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Class B is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 50.

(55) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Class C is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 50.

(56) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Small Cap Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 50.

(57) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Strategies Fund: Class A is incorporated herein by reference to Exhibit (m)(61) of Post-Effective Amendment No. 65.

(58) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Strategies Fund: Class T is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 65.

(59) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Opportunities Fund (currently Fidelity Advisor Value Strategies Fund): Class B is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 50.

(60) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Opportunities Fund (currently Fidelity Advisor Value Strategies Fund): Class C is incorporated herein by reference to Exhibit (m)(64) of Post-Effective Amendment No. 61.

(61) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Opportunities Fund (currently Fidelity Advisor Value Strategies Fund): Institutional Class is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 50.

(62) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Strategies Fund: Initial Class is incorporated herein by reference to Exhibit (m)(66) of Post-Effective Amendment No. 63.

(63) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Strategies Fund: Class K is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 80.

(64) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund (currently known as Fidelity Advisor Strategic Growth Fund): Class A is incorporated herein by reference to Exhibit (m)(67) of Post-Effective Amendment No. 65.

(65) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund (currently known as Fidelity Advisor Strategic Growth Fund): Class T is incorporated herein by reference to Exhibit (m)(68) of Post-Effective Amendment No. 65.

(66) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund (currently known as Fidelity Advisor Strategic Growth Fund): Class B is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 50.

(67) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund (currently known as Fidelity Advisor Strategic Growth Fund): Class C is incorporated herein by reference to Exhibit (m)(63) of Post-Effective Amendment No. 50.

(68) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor TechnoQuant Growth Fund (currently known as Fidelity Advisor Strategic Growth Fund): Institutional Class is incorporated herein by reference to Exhibit (m)(64) of Post-Effective Amendment No. 50.

(69) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Leveraged Company Stock Fund: Class A is incorporated herein by reference to Exhibit (m)(77) of Post-Effective Amendment No. 65.

(70) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Leveraged Company Stock Fund: Class T is incorporated herein by reference to Exhibit (m)(78) of Post-Effective Amendment No. 65.

(71) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Leveraged Company Stock Fund: Class B is incorporated herein by reference to Exhibit (m)(72) of Post-Effective Amendment No. 55.

(72) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Leveraged Company Stock Fund: Class C is incorporated herein by reference to Exhibit (m)(73) of Post-Effective Amendment No. 55.

(73) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Leveraged Company Stock Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(74) of Post-Effective Amendment No. 55.

(74) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Floating Rate High Income Fund: Class A is incorporated herein by reference to Exhibit (m)(77) of Post-Effective Amendment No. 75.

(75) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Floating Rate High Income Fund: Class T is incorporated herein by reference to Exhibit (m)(78) of Post-Effective Amendment No. 75.

(76) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Floating Rate High Income Fund: Class B is incorporated herein by reference to Exhibit (m)(79) of Post-Effective Amendment No. 75.

(77) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Floating Rate High Income Fund: Class C is incorporated herein by reference to Exhibit (m)(80) of Post-Effective Amendment No. 75.

(78) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Floating Rate High Income Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(81) of Post-Effective Amendment No. 75.

(79) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Floating Rate High Income Fund: Fidelity Floating Rate High Income Fund is incorporated herein by reference to Exhibit (m)(82) of Post-Effective Amendment No. 75.

(80) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Fund: Class A is incorporated herein by reference to Exhibit (m)(83) of Post-Effective Amendment No. 75.

(81) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Fund: Class T is incorporated herein by reference to Exhibit (m)(84) of Post-Effective Amendment No. 75.

(82) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Fund: Class B is incorporated herein by reference to Exhibit (m)(85) of Post-Effective Amendment No. 75.

(83) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Fund: Class C is incorporated herein by reference to Exhibit (m)(86) of Post-Effective Amendment No. 75.

(84) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(87) of Post-Effective Amendment No. 75.

(85) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Advantage Fund: Class A is incorporated herein by reference to Exhibit (m)(88) of Post-Effective Amendment No. 75.

(86) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Advantage Fund: Class T is incorporated herein by reference to Exhibit (m)(89) of Post-Effective Amendment No. 75.

(87) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Advantage Fund: Class B is incorporated herein by reference to Exhibit (m)(90) of Post-Effective Amendment No. 75.

(88) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Advantage Fund: Class C is incorporated herein by reference to Exhibit (m)(91) of Post-Effective Amendment No. 75.

(89) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor High Income Advantage Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(93) of Post-Effective Amendment No. 82.

(90) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Fund: Class A is incorporated herein by reference to Exhibit (m)(93) of Post-Effective Amendment No. 75.

(91) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Fund: Class T is incorporated herein by reference to Exhibit (m)(94) of Post-Effective Amendment No. 75.

(92) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Fund: Class B is incorporated herein by reference to Exhibit (m)(95) of Post-Effective Amendment No. 75.

(93) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Fund: Class C is incorporated herein by reference to Exhibit (m)(96) of Post-Effective Amendment No. 75.

(94) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(97) of Post-Effective Amendment No. 75.

(95) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap II Fund: Class A is incorporated herein by reference to Exhibit (m)(98) of Post-Effective Amendment No. 75.

(96) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap II Fund: Class T is incorporated herein by reference to Exhibit (m)(99) of Post-Effective Amendment No. 75.

(97) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap II Fund: Class B is incorporated herein by reference to Exhibit (m)(100) of Post-Effective Amendment No. 75.

(98) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap II Fund: Class C is incorporated herein by reference to Exhibit (m)(101) of Post-Effective Amendment No. 75.

(99) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mid Cap II Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(102) of Post-Effective Amendment No. 75.

(100) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate High Income Fund is incorporated herein by reference to Exhibit (m)(103) of Post-Effective Amendment No. 75.

(101) Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement, and/or Advisor Classes, dated March 18, 2009, on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Stock Selector All Cap Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor High Income Fund, Fidelity Advisor High Income Advantage Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Mid Cap Fund (currently known as Fidelity Stock Selector Mid Cap Fund), Fidelity Advisor Mid Cap II Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Strategic Growth Fund, Fidelity Advisor Value Fund, and Fidelity Advisor Value Strategies Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity Advisor Series VIII's (File No. 002-86711) Post-Effective Amendment No. 97.

(102) Schedule I (Equity), dated April 3, 2012, to Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement, and/or Advisor Classes, dated March 18, 2009, on behalf of Fidelity Advisor Series I on behalf of Fidelity Advisor Balanced Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Stock Selector All Cap Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor High Income Fund, Fidelity Advisor High Income Advantage Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Mid Cap II Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Stock Selector Mid Cap Fund, Fidelity Advisor Strategic Growth Fund, Fidelity Advisor Value Fund, and Fidelity Advisor Value Strategies Fund is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 122.

(11) Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered, is incorporated herein by reference to Exhibit (11) of Fidelity Advisor Series I's Registration Statement on Form N-14, filed August 9, 2012 (Accession Number 0000719451-12-000207).

(12) Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13) Not applicable.

(14) (1) Consent of PricewaterhouseCoopers LLP, dated September 17, 2012, is filed herein as Exhibit (14)(1).

(2) Consent of Deloitte & Touche LLP, dated September 18, 2012, is filed herein as Exhibit (14)(2).

(15) Not applicable.

(16) Power of Attorney, dated July 1, 2012, is filed herein as Exhibit 16.

(17) Not applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 19th day of September 2012.

Fidelity Advisor Series I
	By	/s/Kenneth B. Robins
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Kenneth B. Robins, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)	(Title)	(Date)

/s/Kenneth B. Robins	President and Treasurer	September 19, 2012
Kenneth B. Robins	(Principal Executive Officer)

/s/Christine Reynolds	Chief Financial Officer	September 19, 2012
Christine Reynolds	(Principal Financial Officer)

*	Trustee	September 19, 2012
James C. Curvey
*	Trustee	September 19, 2012
Dennis J. Dirks
*	Trustee	September 19, 2012
Alan J. Lacy
*	Trustee	September 19, 2012
Ned C. Lautenbach
*	Trustee	September 19, 2012
Joseph Mauriello
*	Trustee	September 19, 2012
Ronald P. O'Hanley
*	Trustee	September 19, 2012
Cornelia M. Small
*	Trustee	September 19, 2012
William S. Stavropoulos
*	Trustee	September 19, 2012
David M. Thomas
*	Trustee	September 19, 2012
Michael E. Wiley
*	By:	/s/Joseph R. Fleming
Joseph R. Fleming, pursuant to a power of attorney dated July 1, 2012 and filed herewith.